UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-02421

The Tax-Exempt Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: May 31, 2013

Courtney R. Taylor

The Tax-Exempt Bond Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

The Tax-Exempt Bond Fund of America® Investment portfolio May 31, 2013 unaudited

Bonds & notes 89.96%
	Principal amount	Value
Alabama 0.68%	(000)	(000)

Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2021	$10,000	$ 12,179
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2022	7,000	8,552
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2025	15,000	17,576
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2026	13,470	15,567
Incentives Fncg. Auth., Special Obligation Bonds, Series 2009-C, 5.00% 2024	2,375	2,669
Incentives Fncg. Auth., Special Obligation Bonds, Series 2009-C, 5.00% 2029	1,250	1,386
City of Mobile Industrial Dev. Board, Pollution Control Rev. Bonds (Alabama Power Co. Barry Plant Project),
Series 2007-C, 5.00% 2034 (put 2015)	3,000	3,222
Industrial Dev. Board. of the City of Selma, Gulf Opportunity Zone Bonds (International Paper Co. Project),
Series 2011-A, 5.375% 2035	4,000	4,392
Special Care Facs. Fncg. Auth. of the City of Pell City, Rev. Ref. Bonds (Noland Health Services, Inc.),
Series 2012-A, 5.00% 2039	3,200	3,437
Board of Trustees of the University of Alabama, Birmingham Hospital Rev. Ref. Bonds,
Series 2008-A, 5.25% 2025	1,000	1,105
		70,085
Alaska 0.07%

City of Anchorage, Lease Rev. Ref. Bonds, Correctional Fac., Assured Guaranty Municipal insured, 5.00% 2016	870	933
City of Anchorage, Lease Rev. Ref. Bonds, Correctional Fac.,
Assured Guaranty Municipal insured, 5.00% 2016 (preref. 2015)	1,165	1,254
Municipality of Anchorage, Municipal Light & Power Electric Rev. Ref. Bonds,
Series 1996, National insured, 6.50% 2014	5,000	5,439
		7,626
Arizona 3.42%

Health Facs. Auth., Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2013-A-1, 1.97% 2048 (put 2020)[1]	4,000	4,094
Certs. of Part., Series 2010-A, Assured Guaranty Municipal insured, 5.00% 2015	5,365	5,897
Certs. of Part., Series 2010-A, Assured Guaranty Municipal insured, 5.25% 2025	2,500	2,857
Estrella Mountain Ranch Community Facs. Dist. (City of Goodyear), Dist. G.O. Bonds, Series 2007, 6.125% 2027	660	686
Estrella Mountain Ranch Community Facs. Dist. (City of Goodyear), Dist. G.O. Bonds, Series 2007, 6.20% 2032	1,000	1,033
City of Glendale, Water and Sewer Rev. Ref. Obligations, Series 2012, 5.00% 2027	1,500	1,736
Industrial Dev. Auth. of the City of Glendale, Rev. Bonds (Midwestern University), Series 2010, 5.00% 2025	1,000	1,089
Industrial Dev. Auth. of the City of Glendale, Rev. Bonds (Midwestern University), Series 2010, 5.00% 2035	2,170	2,289
Industrial Dev. Auth. of the City of Glendale, Rev. Bonds (Midwestern University), Series 2010, 5.125% 2040	6,215	6,518
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.00% 2023	3,725	4,207
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.00% 2024	2,910	3,255
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.00% 2025	2,610	2,900
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.00% 2026	1,630	1,800
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.00% 2031	3,510	3,801
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.25% 2020	1,795	2,074
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.25% 2021	1,000	1,154
Industrial Dev. Auth. of the City of Glendale, Rev. Ref. Bonds (Midwestern University), Series 2007, 5.25% 2022	2,185	2,522
Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Beatitudes Campus Project), Series 2006, 5.20% 2037[2]	5,645	5,472
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-A, 5.00% 2014	2,000	2,055
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-A, 5.00% 2020	2,000	2,261
Health Facs. Auth., Rev. Bonds (Banner Health), Series 2007-B, 1.00% 2037[1]	22,200	21,086
Bonds & notes
	Principal amount	Value
Arizona (continued)	(000)	(000)

Health Facs. Auth., Rev. Ref. Bonds (Banner Health), Series 2007-A, 5.25% 2022	$ 1,500	$ 1,694
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Ref. Bonds (Catholic Healthcare West),
Series 2009-C, 5.00% 2038 (put 2014)	1,500	1,562
McAllister Academic Village LLC, Rev. Ref. Bonds (Arizona State University
Hassayampa Academic Village Project), Series 2008, 5.00% 2027	5,035	5,517
McAllister Academic Village LLC, Rev. Ref. Bonds (Arizona State University
Hassayampa Academic Village Project), Series 2008, 5.00% 2028	4,000	4,364
McAllister Academic Village LLC, Rev. Ref. Bonds (Arizona State University
Hassayampa Academic Village Project), Series 2008, 5.00% 2038	10,000	10,759
McAllister Academic Village LLC, Rev. Ref. Bonds (Arizona State University
Hassayampa Academic Village Project), Series 2008, 5.25% 2026	3,500	3,898
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2008-A, 5.00% 2028	2,970	3,344
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2008-A, 5.00% 2038	3,000	3,300
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2010-A, 5.00% 2029	9,730	10,835
City of Phoenix Civic Improvement Corp., Airport Rev. Bonds, Series 2010-A, 5.00% 2040	15,000	16,084
City of Phoenix Civic Improvement Corp., Wastewater System Rev. Ref. Bonds, Series 2008, 5.50% 2024	1,000	1,196
City of Phoenix Civic Improvement Corp., Water System Rev. Bonds, Series 2009-A, 5.00% 2024	4,895	5,790
Industrial Dev. of the City of Phoenix, Lease Rev. Bonds (Rowan University Project), Series 2012, 5.00% 2042	15,145	15,970
Industrial Dev. of the City of Phoenix, Lease Rev. Bonds (Rowan University Project), Series 2012, 5.25% 2034	15,000	16,293
Industrial Dev. Auth. of the County of Pima, Industrial Dev. Rev. Bonds
(Tucson Electric Power Co. Project), 4.00% 2029	750	746
Pima County, Sewer System Rev. Obligations, Series 2012-A, 5.00% 2026	1,500	1,738
Quail Creek Community Facs. Dist. (Sahuarita), G.O. Bonds, Series 2006, 5.55% 2030	1,000	948
Town of Queen Creek, Improvement Dist. No. 001, Improvement Bonds, 5.00% 2026	4,075	4,090
Town of Queen Creek, Improvement Dist. No. 001, Improvement Bonds, 5.00% 2032	4,000	4,012
Salt River Project Agricultural Improvement and Power Dist., Electric System Rev. Ref. Bonds,
Series 2004-A, 5.00% 2016	5,975	6,140
Salt River Project Agricultural Improvement and Power Dist., Salt River Project Electric System Rev. Bonds,
Series 2008-A, 5.00% 2024	3,000	3,448
Salt River Project Agricultural Improvement and Power Dist., Salt River Project Electric System Rev. Bonds,
Series 2008-A, 5.00% 2028	8,500	9,641
Salt River Project Agricultural Improvement and Power Dist., Salt River Project Electric System Rev. Bonds,
Series 2008-A, 5.00% 2038	18,860	21,128
Salt River Project Agricultural Improvement and Power Dist., Salt River Project Electric System Rev. Ref. Bonds,
Series 2009-A, 5.00% 2033	5,000	5,637
School Facs. Board, Certs. of Part., Series 2008, 5.125% 2021	13,000	14,851
School Facs. Board, State School Trust Rev. Ref. Bonds, Series 2007, AMBAC insured, 5.00% 2017	3,000	3,368
School Facs. Board, State School Trust Rev. Ref. Bonds, Series 2007, AMBAC insured, 5.00% 2018	2,000	2,282
City of Scottsdale Municipal Property Corp., Excise Tax Rev. Ref. Bonds, Series 2006, 5.00% 2030	8,000	9,869
Industrial Dev. Auth. of the City of Scottsdale, Hospital Rev. Ref. Bonds (Scottsdale Healthcare),
Series 2006-C, Assured Guaranty Municipal insured, 5.00% 2035	2,990	3,228
State Lottery Rev. Bonds, Series 2010-A, Assured Guaranty Municipal insured, 5.00% 2021	8,250	9,639
State Lottery Rev. Bonds, Series 2010-A, Assured Guaranty Municipal insured, 5.00% 2025	5,000	5,649
State Lottery Rev. Bonds, Series 2010-A, Assured Guaranty Municipal insured, 5.00% 2026	15,000	16,823
Industrial Dev. Auth. of the City of Tempe, Rev. Ref. Bonds (Friendship Village of Tempe),
Series 2012-A, 6.25% 2042	2,500	2,708
Transportation Board Highway Rev. Bonds, Series 2008-A, 5.00% 2032	5,000	5,670
Transportation Board Highway Rev. Ref. Bonds, Series 2011-A, 5.25% 2030	5,000	5,867
Transportation Board Highway Rev. Ref. Bonds, Series 2013-A, 5.00% 2023	2,000	2,428
Transportation Board Highway Rev. Ref. Bonds, Series 2013-A, 5.00% 2036	6,585	7,411
Board of Regents, Ref. Certs. of Part. (University of Arizona Projects), Series 2012-C, 5.00% 2023	7,300	8,520
Vistancia Community Facs. Dist. (Peoria), G.O. Bonds, Series 2005, 5.50% 2020	1,000	1,053
Vistancia Community Facs. Dist. (Peoria), G.O. Bonds, Series 2006, 4.55% 2026	11,350	11,597
Water Infrastructure Fin. Auth., Water Quality Rev. Bonds, Series 2008-A, 5.00% 2023	4,000	4,679
		352,562
Bonds & notes
	Principal amount	Value
California 12.52%	(000)	(000)

Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2024	$ 5,000	$ 5,950
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2025	13,900	16,401
Community Facs. Dist. No. 2005-01 of the City of Aliso Viejo, 2007 Special Tax Bonds
(Glenwood at Aliso Viejo), 6.00% 2038	2,000	2,049
Antelope Valley Healthcare Dist., Rev. Bonds, Series 2002-A, 5.25% 2017	8,000	8,156
City of Antioch Public Fncg. Auth., 1998 Reassessment Rev. Ref. Bonds, Series B, 5.85% 2015	560	562
City of Azusa, Community Facs. Dist. No. 2005-1 (Rosedale), Improvement Area No. 1, Special Tax Bonds,
Series 2007, 5.00% 2037	2,360	2,363
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Health Fac. Rev. Bonds
(Institute on Aging), Series 2008-A, 5.65% 2038	1,000	1,115
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds
(Casa de las Campanas, Inc.), Series 2010, 6.00% 2037	4,025	4,643
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Ref. Bonds
(Channing House), Series 2010, 6.00% 2030	2,000	2,280
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Senior Living Rev. Ref. Bonds
(Odd Fellows Home of California), Series 2012-A, 5.00% 2032	3,000	3,289
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Senior Living Rev. Ref. Bonds
(Odd Fellows Home of California), Series 2012-A, 5.00% 2042	1,000	1,067
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds
(Windemere Ranch Infrastructure Fncg. Program), Series 2007-A, CIFG insured, 5.00% 2021	1,010	1,099
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds
(Windemere Ranch Infrastructure Fncg. Program), Series 2007-B, 5.00% 2034	1,635	1,649
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Bonds
(Windemere Ranch Infrastructure Fncg. Program), Series 2007-A, CIFG insured, 5.00% 2024	1,160	1,233
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds
(Episcopal Senior Communities), Series 2011, 6.125% 2041	1,715	1,961
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds
(Episcopal Senior Communities), Series 2012-A, 5.00% 2042	2,000	2,100
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds
(Episcopal Senior Communities), Series 2012-A, 5.00% 2047	3,000	3,144
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds
(Episcopal Senior Communities), Series 2012-C-3, 2.15% 2019	3,875	3,879
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds
(Eskaton Properties Inc. Obligated Group), Series 2013, 5.00% 2035	1,740	1,829
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Sharp HealthCare),
Series 2009-B, 6.00% 2024	1,000	1,191
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Sharp HealthCare),
Series 2009-B, 6.125% 2029	1,000	1,172
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Sharp HealthCare),
Series 2012-A, 5.00% 2023	1,640	1,892
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California Presbyterian Homes
Obligated Group, Rev. Ref. Bonds (Redwood Senior Homes and Services), Series 2002, 6.00% 2022	1,750	1,772
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Southern California Presbyterian Homes
Obligated Group, Rev. Ref. Bonds (Redwood Senior Homes and Services), Series 2002, 6.125% 2032	555	561
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes),
Series 2006-A, 4.875% 2036	2,000	1,985
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes),
Series 2009, 6.625% 2024	1,680	1,931
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes),
Series 2009, 7.25% 2041	2,750	3,177
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2006-C-1, 1.02% 2045 (put 2023)[1]	5,000	5,048
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2007-C-1, 1.12% 2047 (put 2023)[1]	4,000	4,038
Bonds & notes
	Principal amount	Value
California (continued)	(000)	(000)

Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds,
Series 2008-B-1, 1.22% 2045 (put 2024)[1]	$10,000	$10,127
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2008-F-1, 5.00% 2034	3,980	4,400
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2009-F-1, 5.00% 2034	20,000	22,563
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2009-F-1, 5.125% 2039	10,000	11,209
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2012-F-1, 5.00% 2027	9,000	10,503
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2012-F-1, 5.00% 2030	2,500	2,863
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2012-F-1, 5.00% 2031	2,000	2,278
California County Tobacco Securitization Agcy., Tobacco Settlement Asset-backed Bonds
(Alameda County Tobacco Asset Securitization Corp.), Series 2002, 4.75% 2019	335	335
Trustees of the California State University, Systemwide Rev. Ref. Bonds, Series 2011-A, 5.00% 2037	4,000	4,420
Community Facs. Dist. No. 90-2, Capistrano Unified School Dist. (Talega), Special Tax Bonds
(Improvement Area No. 2002-1), Series 2003, 5.875% 2023	1,750	1,759
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Ref. Bonds, 4.125% 2030	1,450	1,427
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Ref. Bonds, 4.125% 2031	800	792
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Ref. Bonds, 5.00% 2035	1,000	1,064
Castaic Lake Water Agcy., Rev. Ref. Certs. of Part. (1999 Ref. Project),
Series 2006-A, AMBAC insured, 5.00% 2020	2,015	2,222
Cerritos Public Fin. Auth., Tax Allocation Rev. Bonds (Cerritos Redev. Projects),
Series 2002-A, AMBAC insured, 5.00% 2020	5,000	5,429
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev. Projects),
Series A, AMBAC insured, 5.00% 2017	2,880	3,171
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev. Projects),
Series A, AMBAC insured, 5.00% 2019	1,000	1,092
Certs. of Part., Palomar Pomerado Health, 6.00% 2030	7,500	8,260
Coast Community College Dist., Election of 2002 G.O. Bonds,
Series 2006-B, Assured Guaranty Municipal insured, 5.00% 2024	4,990	5,686
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds (Improvement Area No. 1),
Series 2007, 4.875% 2037	320	294
Community Facs. Dist. No. 2002-1, City of Corona (Dos Lagos), Special Tax Bonds, Series 2005-A, 4.90% 2025	3,035	3,024
Econ. Recovery Bonds, Ref. Series 2009-A, 5.25% 2021	17,750	21,089
Educational Facs. Auth., Rev. Bonds (Claremont Graduate University), Series 2008-A, 5.125% 2028	1,100	1,191
Educational Facs. Auth., Rev. Bonds (Loyola Marymount University), Series 2010-A, 5.125% 2040	1,750	1,886
Educational Facs. Auth., Rev. Ref. Bonds (Loyola Marymount University), Series 2010-B, 0.92% 2015[1]	2,430	2,432
Educational Facs. Auth., Rev. Ref. Bonds (Loyola Marymount University), Series 2011, 5.00% 2020	250	298
Educational Facs. Auth., Rev. Ref. Bonds (Loyola Marymount University), Series 2011, 5.00% 2021	750	891
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2020	1,115	1,185
Educational Facs. Auth., Rev. Bonds (Mills College), Series 2005-A, 5.00% 2034	2,720	2,796
Educational Facs. Auth., Rev. Ref. Bonds (Mills College), Series 2005-B, 5.00% 2020	760	836
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2005-A, 5.00% 2025	1,000	1,054
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2005-A, 5.00% 2030	2,000	2,056
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2009, 5.25% 2024	400	456
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2009, 5.50% 2029	1,650	1,866
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2009, 6.00% 2040	2,840	3,303
Educational Facs. Auth., Rev. Bonds (Stanford University), Series U-1, 5.25% 2040	6,650	8,630
Educational Facs. Auth., Rev. Bonds (University of San Francisco), Series 2011, 6.125% 2036	3,450	4,168
Educational Facs. Auth., Rev. Bonds (University of the Pacific), 5.50% 2039	965	1,060
Educational Facs. Auth., Rev. Bonds (University of the Pacific), Series 2006, 5.00% 2021	850	916
Educational Facs. Auth., Rev. Ref. Bonds (University of the Pacific), Series 2012-A, 5.00% 2026	895	1,021
Educational Facs. Auth., Rev. Ref. Bonds (University of the Pacific), Series 2012-A, 5.00% 2030	750	839
Educational Facs. Auth., Rev. Bonds (University of the Pacific), 5.50% 2039 (preref. 2019)	85	105
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2011, 5.00% 2026	3,070	3,477
Educational Facs. Auth., Rev. Ref. Bonds (Chapman University), Series 2011, 5.00% 2031	6,015	6,656
Bonds & notes
	Principal amount	Value
California (continued)	(000)	(000)

Educational Facs. Auth., Rev. Ref. Bonds (Pepperdine University), Series 2012, 5.00% 2033	$ 2,500	$ 2,857
Educational Facs. Auth., Rev. Ref. Bonds (University of La Verne), Series 2005-A, 5.00% 2026	965	1,008
Educational Facs. Auth., Rev. Ref. Bonds (University of San Diego), Series 2011, 5.00% 2022	600	716
Municipal Fin. Auth., Rev. Ref. Bonds (University of San Diego), Series 2011-B, 5.00% 2035	1,200	1,299
Municipal Fin. Auth., Rev. Ref. Bonds (University of San Diego), Series 2012-A, 5.00% 2030	2,330	2,643
Community Facs. Dist. No. 1, Elk Grove Unified School Dist. (Sacramento County),
2012 Special Tax Ref. Bonds, 4.00% 2033	5,000	4,860
Community Facs. Dist. No. 1, Elk Grove Unified School Dist. (Sacramento County), Special Tax Ref. Bonds,
Series 2012, Assured Guaranty Municipal insured, 3.375% 2030	1,500	1,396
Various Purpose G.O. Bonds, 5.00% 2038	27,000	29,841
Various Purpose G.O. Bonds, 5.00% 2041	10,000	10,854
Various Purpose G.O. Bonds, 5.25% 2018	7,825	9,258
Various Purpose G.O. Bonds, 5.25% 2028	10,185	11,844
Various Purpose G.O. Bonds, 5.25% 2028	3,000	3,493
Various Purpose G.O. Bonds, 6.00% 2038	8,000	9,480
Various Purpose G.O. Bonds, 6.00% 2039	10,000	12,014
Various Purpose G.O. Bonds, 6.50% 2033	7,000	8,628
Various Purpose G.O. Ref. Bonds, 5.00% 2023	16,705	19,964
Various Purpose G.O. Ref. Bonds, 5.00% 2032	4,000	4,469
Various Purpose G.O. Ref. Bonds, 5.00% 2038	7,500	8,220
Various Purpose G.O. Ref. Bonds, 5.00% 2042	1,500	1,637
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds,
Series 2003-B, FGIC insured, 5.50% 2033 (preref. 2013)	4,000	4,000
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds,
Series 2003-A-1, 6.25% 2033 (preref. 2013)	6,340	6,340
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds,
Series 2013-A, 5.00% 2021	1,800	2,147
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-backed Bonds,
Series 2013-A, 5.00% 2029	1,000	1,112
Health Facs. Fncg. Auth. Rev. Bonds (Scripps Health), Series 2012-A, 4.50% 2035	2,500	2,656
Health Facs. Fncg. Auth. Rev. Bonds (Scripps Health), Series 2012-A, 5.00% 2029	1,215	1,377
Health Facs. Fncg. Auth., Insured Rev. Ref. Bonds (NCROC — Paradise Valley Estates Project),
Series 2013, 5.00% 2024	1,295	1,499
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-I, 5.125% 2022	1,345	1,463
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-K, 5.125% 2022	4,350	4,733
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2011-A, 5.25% 2041	4,230	4,658
Statewide Communities Dev. Auth., Insured Health Fac. Rev. Bonds (Catholic Healthcare West),
Series 2007-F, Assured Guaranty Municipal insured, 0.55% 2040[1]	12,775	12,775
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2008-B, 5.50% 2030	1,975	2,224
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2008-D, 5.50% 2031	5,860	6,598
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Home), Series 2002-B, 5.10% 2019 (escrowed to maturity)	725	821
Health Facs. Fncg. Auth., Rev. Bonds (Episcopal Home), Series 2002-B, 6.00% 2032 (preref. 2020)	3,800	4,835
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 2006-A, 5.00% 2037	5,480	5,824
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2009-A, 5.00% 2019	2,000	2,394
Statewide Communities Dev. Auth., Rev. Bonds (Kaiser Permanente), Series 2012-A, 5.00% 2042	19,000	20,644
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2011-D, 5.25% 2031	5,000	5,732
Statewide Communities Dev. Auth., Rev. Bonds (Sutter Health), Series 2011-A, 6.00% 2042	9,000	10,734
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Cedars-Sinai Medical Center), Series 2005, 5.00% 2020	2,500	2,706
Health Facs. Fncg. Auth., Rev. Ref. Bonds (City of Hope), Series 2012-A, 5.00% 2032	4,250	4,820
Health Facs. Fncg. Auth., Rev. Ref. Bonds (City of Hope), Series 2012-A, 5.00% 2035	2,230	2,514
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2008-C, 6.50% 2038	980	1,176
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Providence Health & Services),
Series 2008-C, 6.50% 2038 (preref. 2018)	20	26
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-D, 5.00% 2034 (put 2016)	4,000	4,516
Bonds & notes
	Principal amount	Value
California (continued)	(000)	(000)

Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Ref. Bonds (Westlake Mobilehome Park),
Series 2007-A, 4.50% 2037	$1,000	$1,004
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust),
Series 2011-A-1, 0.62% 2038 (put 2014)[1]	5,000	5,015
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust),
Series 2013-A-2, 0.40% 2047 (put 2016)[1]	3,500	3,500
City of Irvine, Assessment Dist. No. 03-19, Limited Obligation Improvement Bonds, Group Four, 5.00% 2029	1,385	1,412
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 12-1, 4.00% 2028	675	696
City of Irvine, Limited Obligation Improvement Bonds, Reassessment Dist. No. 12-1, 5.00% 2023	1,235	1,434
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2003-A, ACA insured, 5.60% 2033	1,260	1,270
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2003-B, 6.625% 2025	1,185	1,198
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds,
Series 2003, 6.00% 2033	1,000	1,023
Lee Lake Water Dist., Community Facs. Dist. No. 1 (Sycamore Creek), Special Tax Bonds,
Series 2005, 5.30% 2035	1,500	1,520
City of Lincoln, Community Facs. Dist. No. 2003-1, Special Tax Bonds (Lincoln Crossing Project),
Series 2003-A, 6.125% 2033 (preref. 2013)	1,785	1,846
Lincoln Public Fin. Auth., Special Tax Rev. Bonds, Series 2007-A, AMBAC insured, 4.50% 2034	5,000	5,013
City of Long Beach, Harbor Rev. Bonds, Series 2010-A, 5.00% 2025	3,000	3,447
Long Beach Bond Fin. Auth., Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2012, 5.00% 2027	1,000	1,127
Long Beach Bond Fin. Auth., Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2012, 5.00% 2028	1,000	1,122
City of Los Angeles Harbor Dept., Rev. Bonds, Series 2009-A, 5.00% 2026	6,555	7,662
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2008-A-2, 5.25% 2032	5,000	5,706
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2012-B, 5.00% 2043	5,000	5,557
City of Los Angeles, Solid Waste Resources Rev. Bonds, Series 2009-A, 5.00% 2020	7,500	8,872
City of Los Angeles, Wastewater System Rev. Ref. Bonds, Series 2002-A, FGIC-National insured, 6.00% 2022	5,000	6,570
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds
(Vermont Manchester Social Services Project), Series 2005, AMBAC insured, 5.00% 2020	2,675	2,886
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds
(Vermont Manchester Social Services Project), Series 2005, AMBAC insured, 5.00% 2022	1,500	1,618
Community Redev. Agcy. of the City of Los Angeles, Lease Rev. Bonds
(Vermont Manchester Social Services Project), Series 2005, AMBAC insured, 5.00% 2023	1,500	1,614
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Ref. Bonds,
Series 2009-A, 5.25% 2029	7,000	8,198
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Ref. Bonds,
Series 2010-A, 5.00% 2029	4,655	5,273
Dept. of Airports of the City of Los Angeles, Los Angeles International Airport, Rev. Ref. Bonds,
Series 2010-A, 5.00% 2035	6,500	7,244
Housing Auth. of the City of Los Angeles, Mortgage Rev. Ref. Bonds (Property Acquisition Refundings),
Series 2009-A, 6.00% 2029	1,000	1,139
Housing Auth. of the City of Los Angeles, Mortgage Rev. Ref. Bonds (Property Acquisition Refundings),
Series 2009-A, 6.375% 2039	3,000	3,375
Los Angeles Community College Dist. (County of Los Angeles), G.O. Bonds, 2008 Election,
Series 2010-C, 5.25% 2039	2,000	2,353
Los Angeles Convention and Exhibition Center Auth., Lease Rev. Ref. Bonds, Series 2008-A, 5.00% 2020	7,000	7,995
Los Angeles Unified School Dist. (County of Los Angeles), Election of 2004 G.O. Bonds,
Series 2009-I, 5.00% 2024	2,580	2,997
Los Rios Community College Dist. (Sacramento County), 2012 G.O. Ref. Bonds, 5.00% 2028	3,000	3,450
M-S-R Energy Auth., Gas Rev. Bonds, Series 2009-B, 6.50% 2039	2,000	2,651
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics),
Series 2006-A, 4.50% 2027	1,125	1,144
Mobilehome Park Fncg. Auth., Mobile Home Park Rev. Ref. Bonds (Union City Tropics),
Series 2006-A, 4.50% 2036	3,260	3,251
Bonds & notes
	Principal amount	Value
California (continued)	(000)	(000)

Modesto Irrigation Dist., Electric System Rev. Ref. Bonds,
Series 2012-A, Assured Guaranty Municipal insured, 5.00% 2026	$ 2,500	$ 2,936
City of Moorpark, Community Facs. Dist. No 2004-1, Special Tax Bonds (Moorpark Highlands),
Series 2006, 5.00% 2016	965	1,000
City of Moorpark, Community Facs. Dist. No 2004-1, Special Tax Bonds (Moorpark Highlands),
Series 2006, 5.25% 2026	590	606
Community Facs. Dist. No. 2004-6, Moreno Valley Unified School Dist., Special Tax Bonds,
Series 2005, 5.10% 2028	2,410	2,460
Morongo Band of Mission Indians, Enterprise Rev. Ref. Bonds, Series 2008-B, 5.50% 2018	3,380	3,689
Morongo Band of Mission Indians, Enterprise Rev. Ref. Bonds, Series 2008-B, 6.50% 2028	5,400	6,078
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.25% 2024	3,785	4,141
Municipal Fin. Auth., Certs. of Part. (Community Hospitals of Central California Obligated Group), 5.25% 2037	2,770	2,887
Municipal Fin. Auth., Rev. Bonds (Biola University), Series 2013, 5.00% 2038	1,400	1,494
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.00% 2018	2,130	2,487
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2008-A, 5.80% 2028	500	562
Municipal Fin. Auth., Rev. Bonds (Loma Linda University), Series 2007, 5.00% 2037	1,000	1,041
Municipal Fin. Auth., Rev. Bonds (University Students’ Cooperative Assn.), Series 2007, 5.00% 2037	1,000	1,026
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2011-B, 8.00% 2041[2]	3,400	4,035
Murrieta Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2031	1,200	1,275
City of Norco, Community Facs. Dist. No. 2001-1 (Norco Ridge Ranch),
Special Tax Ref. Bonds, Issue of 2006, AMBAC insured, 4.875% 2033	3,000	3,001
Northern California Power Agcy., Hydroelectric Project Number One Rev. Ref. Bonds,
Series 2010-A, 5.00% 2023	5,000	5,676
Northern California Power Agcy., Hydroelectric Project Number One Rev. Ref. Bonds,
Series 2012-A, 5.00% 2032	1,400	1,579
Northern California Power Agcy., Lodi Energy Center Rev. Bonds, Issue One, Series 2010-A, 5.00% 2025	5,000	5,643
City of Orange, Community Facs. Dist. No. 91-2, Special Tax Ref. Bonds
(Serrano Heights Public Improvements), Series 2013, 5.00% 2026	1,070	1,202
City of Orange, Community Facs. Dist. No. 91-2, Special Tax Ref. Bonds
(Serrano Heights Public Improvements), Series 2013, 5.00% 2027	770	864
City of Orange, Community Facs. Dist. No. 91-2, Special Tax Ref. Bonds
(Serrano Heights Public Improvements), Series 2013, 5.00% 2028	750	836
Community Facs. Dist. No. 2002-1, Orange County (Ladera Ranch), Special Tax Bonds,
Series 2003-A, 5.55% 2033	2,500	2,506
Community Facs. Dist. No. 2004-1, Orange County (Ladera Ranch), Special Tax Bonds,
Series 2005-A, 5.00% 2025	2,000	2,010
Community Facs. Dist. No. 2004-1, Orange County (Ladera Ranch), Special Tax Bonds,
Series 2005-A, 5.15% 2029	4,000	4,019
Community Facs. Dist. No. 2004-1, Orange County (Ladera Ranch), Special Tax Bonds,
Series 2005-A, 5.20% 2034	1,000	1,004
Orange County Sanitation Dist., Certs. of Part.,
Series 2007-B, Assured Guaranty Municipal insured, 5.00% 2037	25,000	27,448
Orange County Sanitation Dist., Certs. of Part., Series 2009-A, 5.00% 2027	2,925	3,368
City of Palm Desert, Section 29 Assessment Dist. (No. 2004-02), Limited Obligation Improvement Bonds,
Series 2007, 5.10% 2037	1,995	1,690
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2011, 6.00% 2033	1,000	1,033
Pollution Control Fncg. Auth., Water Furnishing Rev. Bonds
(San Diego County Water Auth. Desalination Project Pipeline), Series 2012, 5.00% 2037	5,000	5,170
Pollution Control Fncg. Auth., Water Furnishing Rev. Bonds
(San Diego County Water Auth. Desalination Project Pipeline), Series 2012, 5.00% 2045	8,000	8,254
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Improvement Area A Special Tax Bonds,
Series 2006, 4.90% 2018	1,790	1,851
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Improvement Area A Special Tax Bonds,
Series 2006, 5.125% 2026	1,770	1,807
Bonds & notes
	Principal amount	Value
California (continued)	(000)	(000)

Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Special Tax Bonds,
Series 2006, 5.10% 2021	$ 1,290	$ 1,332
Poway Unified School Dist., Community Facs. Dist. No. 14 (Del Sur), Special Tax Bonds,
Series 2006, 5.25% 2036	3,485	3,523
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013, 4.00% 2021	325	353
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013, 4.00% 2023	715	764
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2011, 5.375% 2030	2,330	2,408
Public Works Board, Lease Rev. Bonds (Trustees of the California State University,
J. Paul Leonard & Sutro Library), Series 2009-J, 6.00% 2034	3,000	3,602
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2009-I-1, 5.50% 2023	10,000	11,861
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2009-I-1, 6.125% 2029	3,000	3,640
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2009-I-1, 6.625% 2034	3,445	3,714
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2012-A, 5.00% 2033	2,000	2,175
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2012-A, 5.00% 2037	17,000	18,169
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, Various State Prisons),
Series 1993-A, AMBAC insured, 5.00% 2019	4,240	4,787
City of Rancho Cordova, Sunridge Anatolia Community Facs. Dist. No. 2003-1, Special Tax Bonds,
Series 2007, 5.375% 2037	2,000	2,019
Community Facs. Dist. No. 15 (Mission Ranch) of Riverside Unified School Dist., Special Tax Bonds
(Improvement Area No. 2), Series 2005-A, 5.15% 2025	1,250	1,278
Sacramento City Fncg. Auth., Rev. Ref. Bonds (Master Lease Program Facs.),
Series 2006-E, AMBAC insured, 5.25% 2025	7,500	8,694
Sacramento County Water Fncg. Auth., Rev. Ref. Bonds (Sacramento County Water Agcy. Zones 40
and 41 2007 Water System Project), Series 2007-B, FGIC-National insured, 0.742% 2034[1]	5,000	4,576
Sacramento Municipal Utility Dist. Fncg. Auth., Cosumnes Project Rev. Bonds,
Series 2006, National insured, 5.125% 2029	15,500	16,704
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 2013-A, 5.00% 2037	6,500	7,315
Sacramento Municipal Utility Dist., Electric Rev. Bonds, Series 2013-A, 5.00% 2041	2,500	2,791
Sacramento Municipal Utility Dist., Electric Rev. Ref. Bonds, Series 2012-Y, 5.00% 2032	1,675	1,899
Sacramento Regional Transit Dist., Farebox Rev. Bonds, Series 2012, 5.00% 2020	825	966
City of San Bernardino, Unified School Dist. G.O. Ref. Bonds,
Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2026	1,000	1,134
City of San Bernardino, Unified School Dist. G.O. Ref. Bonds,
Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2027	1,000	1,131
County of San Bernardino, Certs. of Part. (Arrowhead Ref. Project), Series 2009-A, 5.00% 2022	4,000	4,482
County of San Bernardino, Certs. of Part. (Arrowhead Ref. Project), Series 2009-A, 5.125% 2024	7,000	7,766
City of San Buenaventura, Rev. Bonds (Community Memorial Health System), Series 2011, 7.50% 2041	19,600	23,878
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Bonds, Series 2009-A, 5.25% 2034	4,500	5,231
Public Facs. Fncg. Auth. of the City of San Diego, Sewer Rev. Bonds, Series 2009-A, 5.375% 2034	1,000	1,152
Public Facs. Fncg. Auth. of the City of San Diego, Water Rev. Bonds, Series 2009-B, 5.00% 2026	4,015	4,597
Public Facs. Fncg. Auth. of the City of San Diego, Water Rev. Ref. Bonds, Series 2009-A, 5.00% 2021	1,000	1,164
Public Facs. Fncg. Auth. of the City of San Diego, Water Rev. Ref. Bonds, Series 2010-A, 5.25% 2027	3,000	3,524
San Diego County Regional Airport Auth., Airport Rev. Bonds, Series 2010-A, 5.00% 2023	3,900	4,533
San Diego County Regional Airport Auth., Airport Rev. Bonds, Series 2010-A, 5.00% 2029	2,000	2,208
San Diego County Regional Airport Auth., Airport Rev. Bonds, Series 2010-A, 5.00% 2030	2,500	2,747
San Diego County Regional Airport Auth., Airport Rev. Bonds, Series 2010-A, 5.00% 2034	1,355	1,468
San Diego County Regional Airport Auth., Airport Rev. Bonds, Series 2013-A, 5.00% 2043	1,500	1,641
San Diego Unified School Dist., G.O. Bonds (Election of 2008), Series 2012-E, 0% 2036	2,500	855
Airport Commission, City and County of San Francisco, San Francisco International Airport,
Second Series Rev. Bonds, Series 2009-E, 5.25% 2032	16,500	19,008
Airport Commission, City and County of San Francisco, San Francisco International Airport,
Second Series Rev. Ref. Bonds, Series 2009-A, 4.90% 2029	15,010	16,623
City and County of San Francisco, Certs. of Part. (Multiple Capital Improvement Projects),
Series 2009-A, 5.00% 2023	6,000	6,780
Bonds & notes
	Principal amount	Value
California (continued)	(000)	(000)

City and County of San Francisco, Ref. Certs. of Part., Series 2010-A, 5.00% 2026	$ 6,020	$ 6,811
City and County of San Francisco, Ref. Certs. of Part., Series 2010-A, 5.00% 2027	6,325	7,139
Public Utilities Commission of the City and County of San Francisco, San Francisco Water Rev. Bonds,
Series 2009-A, 5.00% 2024	7,500	8,867
Public Utilities Commission of the City and County of San Francisco, San Francisco Water Rev. Bonds,
Series 2009-A, 5.00% 2029	5,665	6,529
San Francisco State Building Auth., Lease Rev. Ref. Bonds (San Francisco Civic Center Complex),
Series 2005-A, FGIC-National insured, 5.00% 2019	4,000	4,349
San Francisco State Building Auth., Lease Rev. Ref. Bonds (San Francisco Civic Center Complex),
Series 2005-A, FGIC-National insured, 5.00% 2020	4,000	4,397
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-2, 5.25% 2034	3,000	3,297
Redev. Agcy. of the City of San Jose, Housing Set-Aside Tax Allocation Bonds
(Merged Area Redev. Project), Series 2010-A-1, 5.00% 2018	400	447
Redev. Agcy. of the City of San Jose, Housing Set-Aside Tax Allocation Bonds
(Merged Area Redev. Project), Series 2010-A-1, 5.00% 2024	800	859
Redev. Agcy. of the City of San Jose, Housing Set-Aside Tax Allocation Bonds
(Merged Area Redev. Project), Series 2010-A-1, 5.125% 2025	840	909
Redev. Agcy. of the City of San Jose, Housing Set-Aside Tax Allocation Bonds
(Merged Area Redev. Project), Series 2010-A-1, 5.50% 2035	1,500	1,633
Redev. Agcy. of the City of San Jose, Tax Allocation Ref. Bonds (Merged Area
Redev. Project), Series 2006-D, AMBAC insured, 5.00% 2021	5,000	5,217
San Mateo County Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds (Capital Projects),
Series 2009-A, 5.25% 2023	2,000	2,319
San Mateo County Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds (Capital Projects),
Series 2009-A, 5.25% 2024	1,000	1,154
Community Redev. Agcy. of the City of Santa Ana, Tax Allocation Bonds, Series 2011-A, 6.00% 2022	3,350	3,896
City of Santa Clara, Electric Rev. Ref. Bonds, Series 2011-A, 6.00% 2031	1,250	1,494
Redev. Agcy. of the City of Santa Monica, 2011 Tax Allocation Bonds
(Earthquake Recovery Redev. Project), 5.875% 2042	4,250	4,970
Santa Rosa Rancheria Tachi Yokut Tribe, Enterprise Rev. Bonds, Series 2006, 4.875% 2016[2]	890	924
Santa Rosa Rancheria Tachi Yokut Tribe, Enterprise Rev. Bonds, Series 2006, 5.00% 2020[2]	2,600	2,657
Sonoma-Marin Area Rail Transit Dist., Measure Q Sales Tax Rev. Bonds, Series 2011-A, 5.00% 2025	2,000	2,363
South Orange County Public Fncg. Auth., Special Tax Rev. Bonds (Ladera Ranch),
Series 2005-A, AMBAC insured, 5.00% 2023	4,080	4,217
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.00% 2028	3,580	4,048
Southern California Public Power Auth., Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.00% 2029	2,000	2,245
Southern California Public Power Auth., Rev. Bonds (Milford Wind Corridor Phase I Project),
Series 2010-1, 5.00% 2026	14,785	17,171
Southern California Public Power Auth., Rev. Bonds (Milford Wind Corridor Phase I Project),
Series 2010-1, 5.00% 2027	13,000	15,065
Southern California Public Power Auth., Rev. Bonds (Milford Wind Corridor Phase I Project),
Series 2010-1, 5.00% 2030	7,165	8,085
Southern California Public Power Auth., Transmission Project Rev. Ref. Bonds (Southern Transmission Project),
Series 2009-A, 5.00% 2023	3,000	3,502
Statewide Communities Dev. Auth., Certs. of Part. (Internext Group), 5.375% 2017	1,555	1,560
Statewide Communities Dev. Auth., Rev. Bonds (Front Porch Communities and Services Project),
Series 2007-A, 5.125% 2037[2]	7,650	7,935
Statewide Communities Dev. Auth., Rev. Bonds (Inland Regional Center Project), Series 2007, 5.375% 2037	1,500	1,573
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Plaza Project), Series 2013, 5.125% 2023	1,000	989
Statewide Communities Dev. Auth., Rev. Bonds (Terraces at San Joaquin Gardens Project),
Series 2012-B-2, 4.00% 2018	3,000	3,003
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West),
Series 2010, 5.375% 2020	2,000	2,296
Bonds & notes
	Principal amount	Value
California (continued)	(000)	(000)

Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West),
Series 2010, 6.00% 2029	$ 2,625	$ 2,940
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West),
Series 2010, 6.25% 2039	4,200	4,703
Statewide Communities Dev. Auth., Rev. Ref. Bonds (American Baptist Homes of the West),
Series 2013-B-3, 2.10% 2019	1,250	1,254
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Cottage Health System Obligated Group),
Series 2010, 5.25% 2030	4,850	5,503
Statewide Communities Dev. Auth., Student Housing Rev. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2008, 6.00% 2040	5,500	5,928
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase I), Series 2011, 5.125% 2031	5,310	5,770
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2018	2,695	2,936
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds
(CHF-Irvine, LLC-UCI East Campus Apartments, Phase II), Series 2006, 5.00% 2027	4,180	4,337
Stockton Public Fncg. Auth., Rev. Bonds (Redev. Projects), Series 2006-A, RADIAN insured, 5.00% 2019	2,515	2,330
City of Thousand Oaks Community Facs. Dist. No. 1994-1, Special Tax Ref. Bonds
(Marketplace Public Pedestrian, Traffic Circulation and Parking Facs.), Series 2012, 5.375% 2031	1,000	1,017
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-backed Rev. Ref. Bonds
(San Diego County Tobacco Asset Securitization Corp.), Series 2006-A, 4.75% 2025	2,000	2,005
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-backed Rev. Ref. Bonds
(San Diego County Tobacco Asset Securitization Corp.), Series 2006-A, 5.00% 2037	9,525	8,847
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-backed Rev. Ref. Bonds
(San Diego County Tobacco Asset Securitization Corp.), Series 2006-A, 5.125% 2046	23,000	20,760
City of Torrance, Rev. Bonds (Torrance Memorial Medical Center), Series 2010-A, 5.00% 2040	3,000	3,231
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Co. Project), Series 2009-A, 5.00% 2022	1,000	1,155
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Co. Project), Series 2009-A, 5.25% 2023	3,000	3,496
Tuolumne Wind Project Auth., Rev. Bonds (Tuolumne Co. Project), Series 2009-A, 5.625% 2029	2,870	3,357
Turlock Irrigation Dist., Rev. Ref. Bonds, Series 2011, 5.50% 2041	36,490	41,119
Tustin Community Redev. Agcy., Tax Allocation Bonds (MCAS-Tustin Redev. Project Area),
Series 2010, 4.50% 2023	1,160	1,255
Tustin Community Redev. Agcy., Tax Allocation Bonds (MCAS-Tustin Redev. Project Area),
Series 2010, 5.00% 2028	705	756
Tustin Community Redev. Agcy., Tax Allocation Bonds (MCAS-Tustin Redev. Project Area),
Series 2010, 5.00% 2032	1,000	1,051
Regents of the University of California, Limited Project Rev. Ref. Bonds, Series 2012-G, 5.00% 2031	5,000	5,690
Regents of the University of California, Limited Project Rev. Ref. Bonds, Series 2012-G, 5.00% 2037	3,000	3,349
Ventura County Public Fncg. Auth., Lease Rev. Bonds, Series 2013-A, 5.00% 2029	3,000	3,393
Walnut Energy Center Auth., Rev. Ref. Bonds, Series 2010-A, 5.00% 2040	6,000	6,385
Washington Township Health Care Dist., Rev. Bonds, Series 2009-A, 5.75% 2024	1,020	1,176
Washington Township Health Care Dist., Rev. Ref. Bonds, Series 1999, 5.00% 2014	1,300	1,304
Washington Township Health Care Dist., Rev. Ref. Bonds, Series 2007-A, 5.00% 2022	1,435	1,551
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2008-H, 5.00% 2021	2,000	2,336
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2008-K, 5.00% 2018	1,500	1,784
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2010-L, 5.00% 2019	7,000	8,464
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2010-L, 5.00% 2021	1,170	1,419
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2010-L, 5.00% 2022	11,800	14,267
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2011-N, 5.00% 2021	2,000	2,461
Dept. of Water Resources, Water System Rev. Ref. Bonds (Central Valley Project), Series AF, 5.00% 2029	3,590	4,158
		1,292,229
Bonds & notes
	Principal amount	Value
Colorado 2.42%	(000)	(000)

Compark Business Campus Metropolitan Dist., Douglas County, G.O. Ref. and Improvement Bonds,
Series 2007-A, RADIAN insured, 5.00% 2016 (escrowed to maturity)	$ 1,000	$ 1,140
Compark Business Campus Metropolitan Dist., Douglas County, G.O. Ref. and Improvement Bonds,
Series 2007-A, RADIAN insured, 5.25% 2021	2,650	2,669
Compark Business Campus Metropolitan Dist., Douglas County, G.O. Ref. and Improvement Bonds,
Series 2007-A, RADIAN insured, 5.60% 2034	3,610	3,475
Cross Creek Metropolitan Dist. No. 2 (City of Aurora), Limited Tax G.O. Ref. Bonds, Series 2006, 5.00% 2037[1]	1,000	834
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2005-A, XLCA insured, 5.00% 2020	2,215	2,440
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2005-A, XLCA insured, 5.00% 2023	7,400	8,116
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2009-A, 5.00% 2031	3,000	3,327
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2009-A, 5.25% 2026	5,000	5,709
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2009-A, 5.25% 2028	5,000	5,670
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2009-A, 5.25% 2036	7,000	7,786
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2010-A, 5.00% 2022	2,000	2,342
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2012-B, 5.00% 2025	3,000	3,537
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2012-B, 5.00% 2037	3,000	3,320
City and County of Denver, Airport System Rev. Ref. Bonds,
Series 2005-A, XLCA insured, 5.00% 2020 (preref. 2015)	1,285	1,426
Denver Convention Center Hotel Auth., Rev. Bonds, Series 2003-A, XLCA insured, 5.00% 2016 (preref. 2013)	6,925	7,088
Denver Convention Center Hotel Auth., Rev. Ref. Bonds, Series 2006, XLCA insured, 5.00% 2035	1,500	1,554
Denver Convention Center Hotel Auth., Rev. Ref. Bonds, Series 2006, XLCA insured, 5.25% 2019	4,155	4,578
Denver Health and Hospital Auth., Healthcare Rev. Ref. Bonds, Series 2007-B, 1.292% 2033[1]	9,450	8,665
Denver Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2013-A-1, 5.00% 2024	1,045	1,202
Denver Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2013-A-1, 5.00% 2025	3,500	3,997
Educational and Cultural Facs. Auth., Student Housing Rev. Ref. Bonds (Campus Village Apartments Project),
Series 2008, 5.375% 2028	2,000	2,209
Educational and Cultural Facs. Auth., Student Housing Rev. Ref. Bonds (Campus Village Apartments Project),
Series 2008, 5.50% 2038	3,000	3,288
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2004-A, 5.25% 2034	1,300	1,346
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2005, 5.00% 2016	820	855
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2005, 5.00% 2035	1,500	1,549
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2005, 5.25% 2023	1,725	1,836
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2006, 5.25% 2017	1,000	1,110
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2006, 5.25% 2018	2,250	2,482
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2006, 5.25% 2020	1,100	1,216
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2006, 5.25% 2022	3,260	3,587
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2006, 5.25% 2025	4,215	4,607
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2006, 5.25% 2031	3,970	4,216
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2012, 5.00% 2033	5,490	5,797
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2012, 5.00% 2042	19,500	20,443
Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project),
Series 2009-A, 6.125% 2038 (preref. 2014)	1,000	1,058
Bonds & notes
	Principal amount	Value
Colorado (continued)	(000)	(000)

Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-E, 5.00% 2015 (escrowed to maturity)	$ 135	$ 150
Health Facs. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2006-E, 5.125% 2017 (preref. 2016)	175	202
Health Facs. Auth., Hospital Rev. Ref. Bonds (Longmont United Hospital Project),
Series 2006-B, RADIAN insured, 5.00% 2017	2,065	2,224
Health Facs. Auth., Hospital Rev. Ref. Bonds (Longmont United Hospital Project),
Series 2006-B, RADIAN insured, 5.00% 2018	2,000	2,139
Health Facs. Auth., Hospital Rev. Ref. Bonds (Longmont United Hospital Project),
Series 2006-B, RADIAN insured, 5.00% 2019	2,310	2,452
Health Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2008-D-1, 6.25% 2033	1,000	1,193
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.00% 2035	15,400	15,721
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2005, 5.25% 2025	3,510	3,615
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2012-A, 5.00% 2033	5,000	5,245
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.00% 2042	2,500	2,690
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.125% 2047	1,000	1,079
Health Facs. Auth., Rev. Bonds (Total Longterm Care National Obligated Group Project),
Series 2011, 5.00% 2021	920	1,001
Health Facs. Auth., Rev. Bonds (Total Longterm Care National Obligated Group Project),
Series 2011, 5.75% 2031	1,235	1,366
Health Facs. Auth., Rev. Bonds (Total Longterm Care National Obligated Group Project),
Series 2011, 6.00% 2040	1,000	1,103
Health Facs. Auth., Rev. Ref. Bonds (Total Longterm Care National Obligated Group Project),
Series 2010-A, 6.00% 2030	350	393
Health Facs. Auth., Rev. Ref. Bonds (Total Longterm Care National Obligated Group Project),
Series 2010-A, 6.25% 2040	975	1,078
City of Lakewood, Plaza Metropolitan Dist. No. 1, Public Improvement Fee/
Tax Increment Supported Rev. Bonds, Series 2003, 7.375% 2013 (escrowed to maturity)	500	518
City of Lakewood, Plaza Metropolitan Dist. No. 1, Rev. Ref. Bonds, Series 2013, 5.00% 2021	1,000	1,111
Maher Ranch Metropolitan Dist. No. 4 (Town of Castle Rock), G.O. Limited Tax Ref. Bonds,
Series 2007, RADIAN insured, 5.00% 2022	2,560	2,575
North Range Metropolitan Dist. No. 1 (Adams County), Limited Tax G.O. Ref. Bonds,
Series 2007, ACA insured, 5.00% 2021	1,000	1,043
Park Meadows Business Improvement Dist. in the City of Lone Tree, Shared Sales Tax Rev. Bonds,
Series 2007, 5.00% 2017	1,255	1,386
Prairie Center Metropolitan Dist. No. 3 (City of Brighton, Adams County),
Limited Property Tax Supported Primary Improvements Rev. Bonds, Series 2006-A, 5.25% 2021	1,120	1,133
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.25% 2028	4,000	5,027
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.50% 2038	4,500	6,054
Regional Transportation Dist., Certs. of Part., Series 2010-A, 5.375% 2031	3,000	3,349
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project),
Series 2010, 6.00% 2034	1,600	1,819
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project),
Series 2010, 6.00% 2041	23,765	27,086
Regional Transportation Dist., Sales Tax Rev. Ref. Bonds (FasTracks Project), Series 2013-A , 5.00% 2027	3,000	3,628
Regional Transportation Dist., Sales Tax Rev. Ref. Bonds (FasTracks Project), Series 2013-A , 5.00% 2028	3,000	3,631
Southlands Metropolitan Dist. No. 1 (City of Aurora), G.O. Ref. and Improvement Bonds,
Series 2007, RADIAN insured, 5.00% 2017	1,115	1,139
Tallgrass Metropolitan Dist., Arapahoe County, G.O. (Limited Tax Convertible to Unlimited Tax)
Ref. and Improvement Bonds, Series 2007, 5.25% 2037	1,250	1,234
Tallyn’s Reach Metropolitan Dist. No. 3 (City of Aurora), Limited Tax G.O. Bonds (Convertible to Unlimited Tax),
Series 2007, 5.20% 2036	1,500	1,517
Regents of the University of Colorado, University Enterprise Rev. Bonds, Series 2009-A, 5.375% 2032	1,500	1,752
Regents of the University of Colorado, University Enterprise Rev. Ref. Bonds, Series 2012-A-1, 5.00% 2025	5,000	5,917
Bonds & notes
	Principal amount	Value
Colorado (continued)	(000)	(000)

Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Improvement and Ref. Bonds,
Series 2006-A, RADIAN insured, 5.00% 2026	$ 1,500	$ 1,487
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Improvement and Ref. Bonds,
Series 2006-A, RADIAN insured, 5.00% 2036	2,000	1,872
		249,403
Connecticut 0.11%

Town of Hamden, Rev. Bonds (Whitney Center Project), Series 2009-A, 7.75% 2043	1,000	1,083
Town of Hamden, Rev. Bonds (Whitney Center Project), Series 2009-B, 6.125% 2014	165	165
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
Series 2003, 5.125% 2023	3,000	3,001
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Bonds,
Series 2003, 5.25% 2033	1,000	1,000
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Rev. Ref. Bonds,
Series 2001, 6.00% 2016	630	631
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Rev. Ref. Bonds,
Series 2001, 6.25% 2021	4,500	4,505
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement Rev. Ref. Bonds,
Series 2001, 6.25% 2031	1,500	1,501
		11,886
Delaware 0.10%

Housing Auth., Single-family Mortgage Rev. Ref. Bonds, Series 2009-A-1, 5.45% 2040	625	648
New Castle County, G.O. Bonds, Series 2009-A, 5.00% 2026	1,715	1,998
New Castle County, G.O. Bonds, Series 2009-A, 5.00% 2027	1,395	1,622
Transportation Auth., Transportation System Rev. Bonds, Series 2008-B, 5.00% 2025	5,000	5,753
		10,021
District of Columbia 0.98%

Ballpark Rev. Bonds, Series 2006-B-1, FGIC-National insured, 5.00% 2017	2,370	2,563
Ballpark Rev. Bonds, Series 2006-B-1, FGIC-National insured, 5.25% 2016	1,000	1,097
Dist. of Columbia, Rev. Bonds (Brookings Institution Issue), Series 2009, 5.75% 2039	8,000	8,882
Dist. of Columbia, Rev. Ref. Bonds (Catholic University of America Issue),
Series 2007, National insured, 5.00% 2029	4,000	4,340
Certs. of Part., Lease Rev. Bonds, Series 2006, FGIC-National insured, 5.00% 2018	2,000	2,203
Certs. of Part., Lease Rev. Bonds, Series 2006, FGIC-National insured, 5.00% 2019	2,000	2,198
Certs. of Part., Lease Rev. Bonds, Series 2006, FGIC-National insured, 5.00% 2020	2,780	3,047
Certs. of Part., Lease Rev. Bonds, Series 2006, FGIC-National insured, 5.00% 2023	1,575	1,714
Certs. of Part., Lease Rev. Bonds, Series 2006, FGIC-National insured, 5.00% 2024	7,000	7,599
University Rev. Bonds (Georgetown University Issue), Series 2001-C, 5.25% 2034 (put 2023)	24,000	27,514
Dist. of Columbia, Income Tax Secured Rev. Bonds, Series 2011-G, 5.00% 2036	3,000	3,374
Dist. of Columbia, Income Tax Secured Rev. Ref. Bonds, Series 2009-B, 5.00% 2018	2,000	2,400
Dist. of Columbia, Income Tax Secured Rev. Ref. Bonds, Series 2009-B, 5.25% 2034	10,000	11,835
Metropolitan Washington Airports Auth., Airport System Rev. Bonds, Series 2010-A, 5.00% 2039	1,800	1,985
Dist. of Columbia, Tax Increment Rev. Bonds (City Market at O Street Project), Series 2011, 5.125% 2041	5,700	6,041
Water and Sewer Auth., Public Utility Rev. Bonds, Series 2012-A, 5.00% 2037	3,000	3,362
Water and Sewer Auth., Public Utility Rev. Bonds, Series 2012-B, 0.70% 2040 (put 2016)[1]	7,500	7,501
Water and Sewer Auth., Public Utility Rev. Ref. Bonds, Series 2009-A, 5.25% 2029	2,000	2,316
Water and Sewer Auth., Public Utility Rev. Ref. Bonds, Series 2009-A, 6.00% 2035	1,000	1,198
		101,169
Florida 8.52%

Alachua County Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Shands HealthCare Project),
Series 2008-D-2, 6.75% 2030	9,000	10,323
Alachua County, Industrial Dev. Rev. Ref. Bonds (North Florida Retirement Village, Inc. Project),
Series 2007-A, 5.75% 2026	2,000	2,016
Bonds & notes
	Principal amount	Value
Florida (continued)	(000)	(000)

City of Atlantic Beach, Health Care Facs. Rev. Ref. Bonds (Fleet Landing Project), Series 2013-A, 5.00% 2037	$ 1,300	$ 1,363
Bartram Park Community Dev. Dist. (Jacksonville), Special Assessment Bonds, Series 2005, 5.30% 2035	1,715	1,711
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project),
Series 2006, National insured, 5.00% 2017	1,300	1,459
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project),
Series 2006, National insured, 5.00% 2019	2,900	3,261
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project),
Series 2006, National insured, 5.00% 2021	3,210	3,599
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project),
Series 2006, National insured, 5.00% 2023	3,545	3,950
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project),
Series 2006, National insured, 5.00% 2024	3,725	4,150
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project),
Series 2006, National insured, 5.00% 2025	3,920	4,368
Dept. of Children and Family Services, Certs. of Part. (Florida Civil Commitment Center Project),
Series 2006, National insured, 5.00% 2026	3,120	3,437
Citizens Property Insurance Corp., Coastal Account Secured Bonds, Series 2011-A-1, 5.00% 2018	2,000	2,331
Citizens Property Insurance Corp., Coastal Account Secured Bonds, Series 2011-A-1, 5.00% 2019	12,000	14,106
Citizens Property Insurance Corp., Coastal Account Secured Bonds,
Series 2011-A-3, Assured Guaranty Municipal insured, 1.77% 2014[1]	2,500	2,513
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2009-A-1, 6.00% 2017	23,000	27,252
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2010-A-1, 5.00% 2015	4,000	4,342
Citizens Property Insurance Corp., High-Risk Account Secured Bonds, Series 2010-A-1, 5.25% 2017	5,500	6,361
Citizens Property Insurance Corp., High-Risk Account Secured Rev. Ref. Bonds,
Series 2007-A, National insured, 5.00% 2017	2,000	2,279
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds,
Series 2012-A-1, 5.00% 2019	5,000	5,877
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds,
Series 2012-A-1, 5.00% 2020	5,000	5,881
Citizens Property Insurance Corp., Personal Lines Account/Commercial Lines Account Secured Bonds,
Series 2012-A-1, 5.00% 2021	9,500	11,194
School Board of Collier County, Certs. of Part. (Master Lease Program),
Series 2007, Assured Guaranty Municipal insured, 5.00% 2024	4,080	4,605
Dept. of Environmental Protection, Forever Rev. Bonds, Series 2007-B, National insured, 5.00% 2018	3,920	4,529
Dept. of Environmental Protection, Forever Rev. Bonds, Series 2007-B, National insured, 5.00% 2020	5,780	6,542
Escambia County Health Facs. Auth., Health Care Facs. Rev. Bonds (Baptist Hospital, Inc. Project),
Series 2010-A, 5.75% 2029	14,755	16,528
Escambia County Health Facs. Auth., Rev. Ref. Bonds (Ascension Health Credit Group),
Series 2003-A, 5.25% 2013	2,000	2,046
Crossings at Fleming Island Community Dev. Dist. (Clay County), Special Assessment Ref. Bonds,
Series 2000-C, 7.10% 2030	8,145	7,298
Gramercy Farms Community Dev. Dist. (St. Cloud), Special Assessment Bonds, Series 2007-B, 5.10% 2014[3]	10,125	—
Gramercy Farms Community Dev. Dist. (St. Cloud), Special Assessment Ref. Bonds, Series 2011, 0% 2039	39,660	5,851
Greater Orlando Aviation Auth., Airport Facs. Rev. Bonds, Series 2010-A, 5.00% 2024	1,000	1,150
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2009-C, 5.00% 2022	2,350	2,709
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2009-C, 5.00% 2023	2,465	2,823
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2009-C, 5.00% 2024	2,110	2,398
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2009-C, 5.00% 2025	2,715	3,069
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2009-C, 5.00% 2026	2,855	3,208
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2009-C, 5.00% 2027	1,995	2,230
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2009-C, 5.00% 2039	4,000	4,332
Greater Orlando Aviation Auth., Airport Facs. Rev. Ref. Bonds, Series 2011-C, 5.00% 2032	1,500	1,683
Harbor Bay Community Dev. Dist. (Hillsborough County), Capital Improvement Rev. Bonds,
Series 2002, 6.75% 2034	3,040	3,083
Bonds & notes
	Principal amount	Value
Florida (continued)	(000)	(000)

Heritage Harbour Market Place Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds,
Series 2005, 5.60% 2036	$ 2,785	$ 2,531
Higher Educational Facs. Fin. Auth., Educational Facs. Rev. Ref. Bonds
(Nova Southeastern University Project), Series 2012-A, 5.00% 2027	2,000	2,174
Higher Educational Facs. Fin. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project),
Series 2012-A, 5.00% 2032	1,000	1,060
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds
(Adventist Health System/Sunbelt Obligated Group), Series 2005-B, 5.00% 2014	875	935
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds
(Adventist Health System/Sunbelt Obligated Group), Series 2005-B, 5.00% 2015	1,160	1,284
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds
(Adventist Health System/Sunbelt Obligated Group), Series 2006-G, 5.00% 2016	1,360	1,552
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds
(Adventist Health System/Sunbelt Obligated Group), Series 2006-G, 5.125% 2019	2,165	2,445
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds
(Adventist Health System/Sunbelt Obligated Group), Series 2006-G, 5.125% 2022	1,930	2,158
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds
(Adventist Health System/Sunbelt Obligated Group), Series 2006-G, 5.125% 2023	1,780	1,991
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds
(Adventist Health System/Sunbelt Obligated Group), Series 2005-B, 5.00% 2014 (escrowed to maturity)	125	133
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds
(Adventist Health System/Sunbelt Obligated Group), Series 2005-B, 5.00% 2015 (escrowed to maturity)	165	183
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds
(Adventist Health System/Sunbelt Obligated Group), Series 2005-B, 5.00% 2017 (preref. 2015)	150	166
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds
(Adventist Health System/Sunbelt Obligated Group), Series 2005-B, 5.00% 2020 (preref. 2015)	140	155
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds
(Adventist Health System/Sunbelt Obligated Group), Series 2006-G, 5.00% 2016 (escrowed to maturity)	50	57
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds
(Adventist Health System/Sunbelt Obligated Group), Series 2006-G, 5.125% 2017 (preref. 2016)	85	98
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds
(Adventist Health System/Sunbelt Obligated Group), Series 2006-G, 5.125% 2019 (preref. 2016)	75	86
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds
(Adventist Health System/Sunbelt Obligated Group), Series 2006-G, 5.125% 2022 (preref. 2016)	70	81
Highlands County Health Facs. Auth., Hospital Rev. Ref. Bonds
(Adventist Health System/Sunbelt Obligated Group), Series 2006-G, 5.125% 2023 (preref. 2016)	145	167
Hillsborough County Industrial Dev. Auth., Hospital Rev. Bonds (H. Lee Moffitt Cancer Center Project),
Series 2007-A, 5.25% 2022	3,945	4,363
Hillsborough County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Tampa Electric Co. Project),
Series 2007-A, 5.65% 2018	2,000	2,357
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2009-A-1, 5.00% 2028	950	1,031
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2010-A, 5.00% 2028	815	872
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2011-B, 4.50% 2029	955	1,035
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2011-C, 4.50% 2030	1,195	1,291
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2008-A, 5.00% 2014	17,000	17,872
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2010-A, 5.00% 2015	10,000	10,956
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2010-A, 5.00% 2016	25,500	28,856
City of Jacksonville, Better Jacksonville Sales Tax Rev. Ref. Bonds, Series 2011, 5.00% 2023	5,000	5,892
City of Jacksonville, Better Jacksonville Sales Tax Rev. Ref. Bonds, Series 2012-A, 5.00% 2028	5,000	5,702
City of Jacksonville, Better Jacksonville Sales Tax Rev. Ref. Bonds, Series 2012-A, 5.00% 2030	5,000	5,641
Jacksonville Econ. Dev. Commission, Health Care Facs. Rev. Ref. Bonds (Proton Therapy Institute Project),
Series 2007-A, 6.25% 2027[2]	3,435	3,835
Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Project),
Series 2007-A, 5.00% 2023	2,130	2,390
Bonds & notes
	Principal amount	Value
Florida (continued)	(000)	(000)

Jacksonville Health Facs. Auth., Hospital Rev. Bonds (Baptist Medical Center Project),
Series 2007-A, 5.00% 2024	$ 1,205	$ 1,331
JEA, Electric System Rev. Ref. Bonds, Series 2012-A, 4.00% 2033	3,000	3,030
JEA, Electric System Rev. Ref. Bonds, Series Three 2012-A, 4.50% 2033	3,000	3,233
JEA, St. Johns River Power Park System Rev. Bonds, Issue Three, Series 2, 5.00% 2037	11,300	12,408
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
Series 2001-A, 7.40% 2032	595	582
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
Series 2001-B, 6.40% 2011[3]	250	186
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds,
Series 2003-A, 6.50% 2032	1,480	1,447
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds,
Series 2005-A, 4.875% 2010[3]	2,950	1,863
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds,
Series 2006-A, 5.30% 2038[3]	2,985	1,022
Lake Ashton II Community Dev. Dist. (Polk County), Capital Improvement Rev. Bonds,
Series 2006-B, 5.00% 2011[3]	4,750	1,625
City of Lakeland, Energy System Rev. Ref. Bonds, Series 2009, 1.22% 2014[1]	7,500	7,556
City of Lakeland, Energy System Rev. Ref. Bonds, Series 2012, 0.87% 2017[1]	11,880	11,966
City of Lakeland, Hospital Rev. Ref. Bonds (Lakeland Regional Health Systems), Series 2006, 5.00% 2020	2,030	2,230
City of Lakeland, Hospital Rev. Ref. Bonds (Lakeland Regional Health Systems), Series 2006, 5.00% 2024	2,000	2,139
City of Lakeland, Retirement Community First Mortgage Rev. Ref. Bonds
(Carpenter’s Home Estates, Inc. Project), Series 2008, 5.875% 2019	1,290	1,435
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Country Club East Project),
Series 2006, 5.40% 2037	2,765	2,354
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lake Club Project), Series 2006, 5.50% 2036	875	694
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 2006, 5.00% 2032	9,050	9,308
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Village Project), Series 2006, 5.125% 2036	2,750	2,830
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds
(Shell Point/Alliance Obligated Group, Shell Point Project), Series 2011-B, 6.125% 2026	500	579
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group,
Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2014	4,040	4,237
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group,
Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2015	2,000	2,155
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group,
Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2016	1,000	1,099
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group,
Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2017	4,680	5,154
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group,
Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2022	8,150	8,677
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group,
Shell Point Village/Alliance Community Project), Series 2007, 5.00% 2029	11,000	11,439
Dept. of Management Services, Certs. of Part., Series 2009-A, 5.00% 2020	5,010	5,806
Dept. of Management Services, Certs. of Part., Series 2009-A, 5.00% 2023	5,000	5,813
Dept. of Management Services, Certs. of Part., Series 2009-A, 5.00% 2024	3,000	3,486
Marion County Hospital Dist., Health System Rev. Ref. and Improvement Bonds
(Munroe Regional Health System), Series 2007, 5.00% 2022	1,460	1,625
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds,
Series 2000-A, 7.65% 2032	3,385	3,388
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds,
Series 2002, 6.625% 2032	3,040	2,698
Bonds & notes
	Principal amount	Value
Florida (continued)	(000)	(000)

Martin County Health Facs. Auth., Hospital Rev. Bonds (Martin Memorial Medical Center),
Series 2012, 5.50% 2042	$2,000	$ 2,172
Meadow Pointe II, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Ref. Bonds,
Series 2004, 4.60% 2018	3,205	3,210
Meadow Pointe III, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
Series 2004-A, 6.00% 2035	1,400	1,416
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
Series 2004-A, 6.00% 2036[3]	2,085	—
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
Series 2005, 5.25% 2015[3]	725	—
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
Series 2007-A, 6.25% 2038[3]	3,005	—
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
Series 2007-B, 6.15% 2014[3]	1,385	—
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
Series 2012, 5.25% 2015[3]	1,285	500
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
Series 2012-A-1, 0%/6.00% 2036[4]	1,210	1,037
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
Series 2012-A-2, 0%/6.25% 2038[4]	2,305	1,907
Meadow Pointe IV, Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
Series 2012-B, 0%/6.81% 2020[4]	3,085	2,846
Midtown Miami Community Dev. Dist. (Miami-Dade County), Special Assessment and Rev. Bonds
(Parking Garage Project), Series 2004-A, 6.25% 2037	5,000	5,066
City of Miami Beach Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida),
Series 2012, 4.00% 2018	2,000	2,186
City of Miami Beach Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida),
Series 2012, 5.00% 2020	1,000	1,139
Miami-Dade County Educational Facs. Auth., Rev. Bonds (University of Miami Issue),
Series 2012-A, 4.00% 2037	1,000	984
Miami-Dade County Educational Facs. Auth., Rev. Ref. Bonds (University of Miami Issue),
Series 2007-B, AMBAC insured, 5.25% 2024	5,000	5,964
Miami-Dade County Expressway Auth., Toll System Rev. Ref. Bonds, Series 2010-A, 5.00% 2040	9,550	10,191
Miami-Dade County Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2022	2,500	2,973
Miami-Dade County Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2023	2,350	2,759
Miami-Dade County Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2024	5,000	5,794
Miami-Dade County Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2025	4,140	4,764
Miami-Dade County Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2026	4,335	4,951
Miami-Dade County Expressway Auth., Toll System Rev. Ref. Bonds, Series 2013-A, 5.00% 2033	2,600	2,866
Miami-Dade County, Aviation Rev. Bonds, Series 2010-A, 5.00% 2029	3,555	3,949
Miami-Dade County, Aviation Rev. Bonds, Series 2010-A, 5.375% 2035	1,000	1,118
Miami-Dade County, Aviation Rev. Bonds, Series 2010-A, 5.375% 2041	4,000	4,451
Miami-Dade County, Aviation Rev. Bonds, Series 2010-A, 5.50% 2041	2,800	3,141
Miami-Dade County, Aviation Rev. Bonds, Series 2010-B, 5.00% 2041	5,000	5,452
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2009-A, 5.50% 2036	8,000	9,108
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2009-A, 5.75% 2023	5,480	6,592
Miami-Dade County, Miami International Airport (Hub of the Americas), Aviation Rev. Ref. Bonds,
Series 2009-B, 5.75% 2021	2,390	2,894
Miami-Dade County, G.O. Bonds (Building Better Communities Program), Series 2008-B-1, 5.75% 2033	5,000	5,784
Miami-Dade County, Water and Sewer System Rev. Bonds, Series 2010, 5.00% 2028	8,000	9,021
Miami-Dade County, Water and Sewer System Rev. Ref. Bonds,
Series 2008-B, Assured Guaranty Municipal insured, 5.25% 2022	5,000	6,075
Bonds & notes
	Principal amount	Value
Florida (continued)	(000)	(000)

Miami-Dade County, Water and Sewer System Rev. Ref. Bonds, Series 2008-C, 5.375% 2024	$ 7,500	$ 8,794
School Board of Miami-Dade County, Certs. of Part., Series 2006-C, AMBAC insured, 5.00% 2021	4,900	5,750
School Board of Miami-Dade County, Certs. of Part., Series 2007-A, FGIC-National insured, 5.00% 2020	5,155	5,868
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 1993-D, 6.10% 2022 (escrowed to maturity)	105	137
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.00% 2027	1,000	1,114
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.00% 2028	5,000	5,551
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.00% 2031	6,500	7,125
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2008-A, 5.25% 2020	2,740	3,196
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2009-A, 5.25% 2023	3,000	3,438
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2009-A, 5.25% 2026	1,500	1,696
Municipal Power Agcy., All-Requirements Power Supply Project Rev. Bonds, Series 2009-A, 5.50% 2024	3,255	3,753
Municipal Power Agcy., Rev. Bonds (St. Lucie Project), Series 2009-A, 5.00% 2020	2,000	2,344
Municipal Power Agcy., Rev. Bonds (St. Lucie Project), Series 2011-B, 5.00% 2025	5,015	5,771
Municipal Power Agcy., Rev. Ref. Bonds (St. Lucie Project), Series 2012-A, 5.00% 2026	2,345	2,714
North Springs Improvement Dist. (Broward County), Special Assessment Bonds
(Parkland Golf and Country Club Assessment Area), Series 2005-A-1, 5.45% 2026	730	716
Orange County Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds
(Mayflower Retirement Center, Inc. Project), Series 2012, 5.125% 2042	750	784
Orange County Health Facs. Auth., Hospital Rev. Bonds (Orlando Health, Inc.), Series 2009, 5.00% 2014	1,000	1,054
Orange County Health Facs. Auth., Hospital Rev. Bonds (Orlando Health, Inc.), Series 2012-A, 5.00% 2042	2,750	2,971
Orlando Utilities Commission, Utility System Rev. Bonds, Series 2005-B, 5.00% 2025 (preref. 2015)	5,030	5,558
Orlando Utilities Commission, Water and Electric Rev. Ref. Bonds,
Series 2001, 5.25% 2014 (escrowed to maturity)	2,000	2,133
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2006, 5.00% 2018	1,500	1,711
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2012-A, 5.00% 2024	1,000	1,244
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2013-A, 5.00% 2020	2,000	2,440
Orlando Utilities Commission, Utility System Rev. Ref. Bonds, Series 2013-A, 5.00% 2021	3,000	3,677
Orlando-Orange County Expressway Auth., Rev. Bonds, Series 2010-A, 5.00% 2029	5,505	6,072
Orlando-Orange County Expressway Auth., Rev. Bonds, Series 2010-A, 5.00% 2035	5,000	5,436
Orlando-Orange County Expressway Auth., Rev. Bonds, Series 2010-A, 5.00% 2040	8,000	8,640
Orlando-Orange County Expressway Auth., Rev. Bonds, Series 2010-C, 5.00% 2040	7,500	8,100
Orlando-Orange County Expressway Auth., Rev. Ref. Bonds, Series 2012-B, 5.00% 2024	2,000	2,378
Orlando-Orange County Expressway Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2035	27,350	30,404
Palm Beach County Health Facs. Auth., Retirement Communities Rev. Bonds
(ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2010, 5.50% 2033	3,500	3,785
Palm Beach County Health Facs. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2020	9,295	10,211
Palm Beach County Health Facs. Auth., Rev. Bonds (Harbour’s Edge Project),
Series 2004-B, 2.75% 2034 (put 2017)	1,200	1,188
Solid Waste Auth. of Palm Beach County, Improvement Rev. Bonds, Series 2008-B, 5.50% 2028	5,000	5,853
Solid Waste Auth. of Palm Beach County, Improvement Rev. Bonds, Series 2009, 5.25% 2021	4,000	4,815
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2005-B, 4.875% 2010[3]	1,210	—
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2006, 5.00% 2011[3]	575	—
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2011-A-1, 5.40% 2036	305	325
Paseo Community Dev. Dist., Fort Myers, Capital Improvement Rev. Bonds, Series 2011-A-2, 0% 2036	3,765	1,389
Pine Air Lakes Community Dev. Dist. (Collier County), Special Assessment Bonds, Series 2008, 6.75% 2039	3,355	3,369
Ports Fncg. Commission, Rev. Ref. Bonds (State Transportation Trust Fund — Intermodal Program),
Series 2011-A, 5.00% 2029	1,240	1,420
Putnam County Dev. Auth., Pollution Control Rev. Ref. Bonds (Seminole Electric Cooperative, Inc. Project),
Series 2007-B, AMBAC insured, 5.35% 2042 (put 2018)	6,000	7,009
City of St. Cloud, Stevens Plantation Community Dev. Dist., Special Assessment Rev. Bonds,
Series 2003-B, 6.375% 2013[3]	1,775	1,349
St. Johns County Industrial Dev. Auth., First Mortgage Rev. Bonds
(Presbyterian Retirement Communities Project), Series 2004-A, 5.625% 2034	1,000	1,029
Bonds & notes
	Principal amount	Value
Florida (continued)	(000)	(000)

St. Johns County Industrial Dev. Auth., Rev. Ref. Bonds (Presbyterian Retirement Communities Project),
Series 2010-A, 5.75% 2030	$ 1,000	$ 1,114
St. Johns County Industrial Dev. Auth., Rev. Ref. Bonds (Presbyterian Retirement Communities Project),
Series 2010-A, 5.875% 2040	5,625	6,197
St. Johns County Industrial Dev. Auth., Rev. Ref. Bonds (Presbyterian Retirement Communities Project),
Series 2010-A, 6.00% 2045	3,500	3,878
St. Johns County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Vicar’s Landing Project),
Series 2007, 5.00% 2017	1,940	2,020
St. Johns County Industrial Dev. Auth., Health Care Rev. Ref. Bonds (Vicar’s Landing Project),
Series 2007, 5.00% 2027	4,130	4,281
Sampson Creek Community Dev. Dist. (St. Johns County), Capital Improvement Rev. Ref. Bonds,
Series 2006, RADIAN insured, 4.50% 2026	1,000	965
Sarasota County, G.O. Bonds, 5.00% 2020	2,410	2,672
Sarasota County, G.O. Bonds, 5.00% 2021	2,555	2,804
Sarasota County, G.O. Bonds, 5.00% 2020 (preref. 2018)	285	344
Sarasota County, G.O. Bonds, 5.00% 2021 (preref. 2018)	300	362
Seminole Tribe of Florida, Series A, 5.25% 2027[2]	8,500	9,108
Seminole Tribe of Florida, Series A, 5.50% 2024[2]	8,000	8,705
Seminole Tribe of Florida, Series A, 5.75% 2022[2]	2,125	2,341
South Broward Hospital Dist., Hospital Rev. Ref. Bonds (South Broward Hospital Dist. Obligated Group),
Series 2008, 5.00% 2028	13,000	14,220
South Lake County Hospital Dist., Rev. Ref. Bonds (South Lake Hospital, Inc.), Series 2010, 5.25% 2034	1,000	1,087
City of South Miami Health Facs. Auth., Hospital Rev. Ref. Bonds
(Baptist Health South Florida Obligated Group), Series 2007, 5.00% 2013	2,295	2,318
City of South Miami Health Facs. Auth., Hospital Rev. Ref. Bonds
(Baptist Health South Florida Obligated Group), Series 2007, 5.00% 2022	5,000	5,692
State Board of Education, Lottery Rev. Bonds, Series 2008-A, 5.00% 2022	10,425	12,091
State Board of Education, Lottery Rev. Bonds, Series 2008-A, 5.00% 2023	3,045	3,524
State Board of Education, Lottery Rev. Bonds, Series 2008-B, 5.00% 2022	5,000	5,866
State Board of Education, Lottery Rev. Bonds, Series 2008-B, 5.00% 2023	4,000	4,682
City of Tallahassee, Energy System Rev. Ref. Bonds, Series 2010, 5.00% 2026	2,000	2,254
City of Tallahassee, Energy System Rev. Ref. Bonds, Series 2010, 5.00% 2027	2,000	2,240
City of Tallahassee, Energy System Rev. Ref. Bonds, Series 2010, 5.00% 2028	5,000	5,579
City of Tampa, Health System Rev. Ref. Bonds (Baycare Health System Issue), Series 2010, 5.00% 2023	1,000	1,145
City of Tampa, Rev. Ref. and Capital Improvement Cigarette Tax Allocation Bonds
(H. Lee Moffitt Cancer Center Project), Series 2012-A, 4.00% 2033	3,000	2,941
City of Tampa, Rev. Ref. and Capital Improvement Cigarette Tax Allocation Bonds
(H. Lee Moffitt Cancer Center Project), Series 2012-A, 5.00% 2029	1,430	1,596
Tampa-Hillsborough County Expressway Auth., Rev. Ref. Bonds, Series 2012-A, 5.00% 2027	1,000	1,138
Tampa-Hillsborough County Expressway Auth., Rev. Ref. Bonds, Series 2012-A, 5.00% 2028	1,250	1,415
Tampa-Hillsborough County Expressway Auth., Rev. Ref. Bonds, Series 2012-A, 5.00% 2032	4,000	4,422
Tampa-Hillsborough County Expressway Auth., Rev. Ref. Bonds, Series 2012-B, 5.00% 2042	3,000	3,259
Tolomato Community Dev. Dist. (St. Johns County), Special Assessment Bonds, Series 2006, 5.40% 2037	1,285	1,275
Dept. of Transportation, Turnpike Rev. Ref. Bonds, Series 2008-A, 5.00% 2035	10,000	11,206
Dept. of Transportation, Turnpike Rev. Ref. Bonds, Series 2010-A, 5.00% 2019	2,095	2,516
Urban Orlando Community Dev. Dist. (City of Orlando), Capital Improvement Rev. Bonds,
Series 2004, 6.00% 2020	635	636
Urban Orlando Community Dev. Dist. (City of Orlando), Capital Improvement Rev. Bonds,
Series 2004, 6.25% 2034	5,700	5,700
Water Pollution Control Fncg. Corp., Water Pollution Control Rev. Bonds, Series 2008-A, 4.00% 2017	1,000	1,117
Water Pollution Control Fncg. Corp., Water Pollution Control Rev. Bonds, Series 2008-A, 5.10% 2029	5,055	5,712
Waterset North Community Dev. Dist. (Hillsborough County), Special Assessment Rev. Bonds,
Series 2007-A, 6.60% 2039	1,195	1,126
		880,770
Bonds & notes
	Principal amount	Value
Georgia 3.38%	(000)	(000)

Atlanta Dev. Auth., Student Housing Facs. Rev. Bonds (Piedmont/Ellis, LLC Project Located on the
Campus of Georgia State University), Series 2005-A, XLCA insured, 5.00% 2022 (preref. 2015)	$ 3,000	$ 3,302
Atlanta Dev. Auth., Student Housing Facs. Rev. Ref. Bonds (Piedmont/Ellis, LLC Univeristy Commons Project),
Series 2013, 5.00% 2027	7,165	8,258
Atlanta Dev. Auth., Student Housing Facs. Rev. Ref. Bonds (Piedmont/Ellis, LLC Univeristy Commons Project),
Series 2013, 5.00% 2032	1,500	1,675
Atlanta Dev. Auth., Student Housing Facs. Rev. Ref. Bonds (Piedmont/Ellis, LLC University Commons Project),
Series 2013, 5.00% 2025	1,000	1,167
Atlanta Dev. Auth., Student Housing Facs. Rev. Ref. Bonds (Piedmont/Ellis, LLC University Commons Project),
Series 2013, 5.00% 2026	4,000	4,629
Atlanta Dev. Auth., Student Housing Rev. Bonds (ADA/CAU Partners, Inc. Project at Clark Atlanta University),
Series 2004-A, ACA insured, 6.25% 2024	1,500	1,170
City of Atlanta, Airport General Rev. Bonds, Series 2012-B, 5.00% 2037	2,000	2,218
City of Atlanta, Airport General Rev. Ref. Bonds, Series 2010-C, 5.00% 2025	10,000	11,438
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2010-B, 5.00% 2022	7,000	8,179
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2010-B, 5.00% 2023	7,000	8,114
City of Atlanta, Airport Passenger Fac. Charge and General Rev. Bonds, Series 2010-B, 5.00% 2024	12,000	13,799
City of Atlanta, Water and Wastewater Rev. Bonds, Series 2001-A, National insured, 5.50% 2027	5,000	5,923
City of Atlanta, Water and Wastewater Rev. Ref. Bonds, Series 1999-A, FGIC-National insured, 5.50% 2022	20,500	24,853
Dev. Auth. of Burke County, Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project),
Ninth Series 1994, 1.20% 2032 (put 2014)	3,000	3,020
Dev. Auth. of Burke County, Pollution Control Rev. Bonds (Oglethorpe Power Corp. Vogtle Project),
Series 2008-E, 7.00% 2023	19,670	23,693
Dev. Auth. of Burke County, Pollution Control Rev. Ref. Bonds (Oglethorpe Power Corp. Vogtle Project),
Series 2008-C, 5.70% 2043	8,000	8,736
Dev. Auth. of Cobb County, Student Recreation and Activities Center Rev. Bonds
(KSU SRAC Real Estate Foundation, LLC Project), Series 2013, 5.00% 2035	1,000	1,094
Dev. Auth. of Cobb County, Student Recreation and Activities Center Rev. Bonds
(KSU SRAC Real Estate Foundation, LLC Project), Series 2013, 5.00% 2038	1,500	1,630
DeKalb County Hospital Auth., Rev. Ref. Anticipation Certificates (DeKalb Medical Center, Inc. Project),
Series 2010, 6.00% 2030	4,950	5,755
DeKalb County Hospital Auth., Rev. Ref. Anticipation Certificates (DeKalb Medical Center, Inc. Project),
Series 2010, 6.125% 2040	7,800	9,001
DeKalb County, Water and Sewerage Rev. Bonds (Second Resolution), Series 2011-A, 5.25% 2030	2,500	2,897
DeKalb County, Water and Sewerage Rev. Bonds (Second Resolution), Series 2011-A, 5.25% 2031	1,500	1,733
DeKalb County, Water and Sewerage Rev. Bonds (Second Resolution), Series 2011-A, 5.25% 2036	2,500	2,846
Joint Dev. Auth. of DeKalb County, Newton County and Gwinnett County, Rev. Bonds
(GGC Foundation, LLC Project), Series 2009, 6.00% 2029	5,000	5,707
Joint Dev. Auth. of DeKalb County, Newton County and Gwinnett County, Rev. Bonds
(GGC Foundation, LLC Project), Series 2009, 6.125% 2040	5,000	5,675
Dev. Auth. of Fulton County, Rev. Bonds (TUFF CAUB LLC Project), Series 2007-A, 5.25% 2028	5,405	5,245
G.O. Ref. Bonds, Series 2009-I, 5.00% 2019	5,000	6,090
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project),
Series 2007, 5.00% 2018	3,455	3,532
Gainesville Redev. Auth., Educational Facs. Rev. Ref. Bonds (Riverside Military Academy Project),
Series 2007, 5.125% 2027	4,000	4,000
Dev. Auth. of Gwinnett County, Certs. of Part. (Gwinnett County Public Schools Project),
Series 2006, National insured, 5.25% 2021	5,000	6,011
Dev. Auth. of Gwinnett County, Certs. of Part. (Gwinnett County Public Schools Project),
Series 2006, National insured, 5.25% 2024	2,500	3,031
Dev. Auth. of Gwinnett County, Certs. of Part. (Gwinnett County Public Schools Project),
Series 2006, National insured, 5.25% 2025	2,500	3,037
Hospital Auth. of Hall County and City of Gainesville, Rev. Anticipation Certificates
(Northeast Georgia Health System, Inc. Project), Series 2010-A, 5.00% 2030	12,345	13,263
Bonds & notes
	Principal amount	Value
Georgia (continued)	(000)	(000)

Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation I, LLC Project),
Series 2008, 6.00% 2034	$ 9,500	$ 10,983
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation II, LLC Project),
Series 2009-A, 5.375% 2029	2,500	2,758
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation II, LLC Project),
Series 2009-A, 5.50% 2039	2,135	2,327
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation III, LLC Project),
Series 2010-A, 5.00% 2040	2,000	2,139
Higher Education Facs. Auth., Rev. Bonds (USG Real Estate Foundation III, LLC Project),
Series 2010-A, Assured Guaranty insured, 5.00% 2022	1,940	2,242
Housing and Fin. Auth., Single-family Mortgage Bonds, Series 2013-A, 3.00% 2043	1,570	1,647
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2014	1,285	1,328
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2017	2,000	2,246
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2018	1,165	1,330
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-A, 5.00% 2022	3,000	3,448
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2017	4,500	5,041
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2019	9,000	10,211
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2006-B, 5.00% 2021	5,000	5,719
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project),
Series 2007, 4.625% 2015	2,500	2,563
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project),
Series 2007, 4.75% 2017	1,945	2,015
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project),
Series 2007, 5.25% 2027	2,625	2,670
Medical Center Hospital Auth., Rev. Ref. Bonds (Spring Harbor at Green Island Project),
Series 2007, 5.25% 2037	3,025	3,038
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds
(Georgia College & State University Foundation Property III, LLC Student Housing System Project),
Series 2004, 5.00% 2014 (escrowed to maturity)	2,000	2,119
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds
(Georgia College & State University Foundation Property III, LLC Student Housing System Project),
Series 2004, 5.00% 2015 (preref. 2014)	1,000	1,068
Dev. Auth. of the City of Milledgeville and Baldwin County, Rev. Bonds
(Georgia College & State University Foundation Property III, LLC Student Housing System Project),
Series 2004, 5.625% 2030 (preref. 2014)	3,000	3,229
Dev. Auth. of the City of Milledgeville and Baldwin County, Student Housing Rev. Ref. Bonds
(Georgia College & State University Foundation Property V, LLC Project),
Series 2007, AMBAC insured, 0.84% 2033[1]	7,000	6,222
Municipal Electric Auth., Project One Bonds, Series 2011-A, 5.00% 2021	6,500	7,792
Municipal Electric Auth., Project One Rev. Ref. Bonds, Series 2008-D, 5.50% 2026	6,000	7,043
Municipal Electric Auth., Project One Rev. Ref. Bonds, Series 2008-D, 5.75% 2019	23,000	27,673
Municipal Electric Auth., Project One Rev. Ref. Bonds, Series 2008-D, 6.00% 2023	11,100	13,382
Public Gas Partners, Inc., Gas Project Rev. Ref. Bonds (Gas Supply Pool No. 1), Series A, 5.00% 2016	7,000	7,887
		348,841
Guam 0.06%

Education Fncg. Foundation, Certs. of Part. (Public School Facs. Project), Series 2006-A, 5.00% 2023	1,000	1,028
Government of Guam, Business Privilege Tax Bonds, Series 2011-A, 5.00% 2031	1,100	1,207
Government of Guam, Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.125% 2031	1,000	1,135
Power Auth., Rev. Ref. Bonds, Series 2010-A, 5.50% 2030	2,500	2,790
		6,160
Bonds & notes
	Principal amount	Value
Hawaii 0.06%	(000)	(000)

Pacific Health Obligated Group, Special Purpose Rev. Bonds (Dept. of Budget and Fin.),
Series 2010-B, 5.625% 2030	$ 1,000	$ 1,106
Board of Regents of the University of Hawaii, University Rev. Bonds, Series 2009-A, 5.25% 2034	1,575	1,799
Board of Regents of the University of Hawaii, University Rev. Bonds, Series 2009-A, 6.00% 2038	2,645	3,151
		6,056
Idaho 0.06%

Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund),
Series 2009-A, 5.00% 2027	2,260	2,516
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund),
Series 2009-A, 5.25% 2025	3,260	3,712
		6,228
Illinois 8.18%

Village of Bartlett, Cook, DuPage and Kane Counties, Tax Increment Rev. Ref. Bonds
(Bartlett Quarry Redev. Project), Series 2007, 5.35% 2017	1,935	1,986
Village of Bolingbrook, Will and DuPage Counties, Special Service Area No. 2005-1, Special Tax Bonds
(Forest City Project), Series 2005, 0%/5.90% 2027[4]	2,000	1,856
Build Bonds (Sales Tax Rev. Bonds), Series 2009-A, 5.00% 2027	6,450	7,221
Build Bonds (Sales Tax Rev. Bonds), Series 2009-B, 5.00% 2024	8,320	9,700
Build Bonds (Sales Tax Rev. Bonds), Series 2009-B, 5.25% 2034	2,500	2,804
Build Bonds (Sales Tax Rev. Bonds), Series April 2002, FGIC-National insured, 6.00% 2023	1,000	1,303
Build Bonds (Sales Tax Rev. Bonds), Series October 2011, 5.00% 2029	4,000	4,548
Build Bonds (Sales Tax Rev. Ref. Bonds), Second Series May 2002, FGIC-National insured, 5.75% 2019	6,250	7,680
Build Bonds (Sales Tax Rev. Ref. Bonds), Series June 2010, 5.00% 2020	5,000	6,032
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds (Illinois FIRST), Series 2001, 5.375% 2016	1,500	1,506
Village of Cary, McHenry County, Special Service Area Number One, Special Tax Ref. Bonds,
Series 2006, RADIAN insured, 5.00% 2030	1,925	1,960
Chicago Housing Auth., Capital Program Rev. Ref. Bonds,
Series 2006, Assured Guaranty Municipal insured, 5.00% 2019 (preref. 2016)	10,455	11,826
Chicago Housing Auth., Capital Program Rev. Ref. Bonds,
Series 2006, Assured Guaranty Municipal insured, 5.00% 2020 (preref. 2016)	12,565	14,212
Chicago Housing Auth., Capital Program Rev. Ref. Bonds,
Series 2006, Assured Guaranty Municipal insured, 5.00% 2022 (preref. 2016)	5,000	5,655
Chicago Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2011, 5.00% 2022	2,250	2,666
Chicago Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2011, 5.25% 2036	3,000	3,359
Chicago Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2011, 5.25% 2040	10,000	11,125
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2004-B, AMBAC insured, 5.00% 2019	5,375	5,725
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2004-B, AMBAC insured, 5.00% 2020	5,640	5,997
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2010-B, 5.00% 2034 (put 2015)	3,100	3,300
City of Chicago, G.O. Bonds (Emergency Telephone System),
Ref. Series 1999, FGIC-National insured, 5.25% 2020	2,000	2,359
City of Chicago, G.O. Bonds, Ref. Series 2009-A, 5.00% 2026	5,000	5,519
City of Chicago, G.O. Bonds, Ref. Series 2009-A, Assured Guaranty Municipal insured, 5.00% 2026	5,000	5,532
City of Chicago, G.O. Bonds, Series 2011-A, 5.00% 2040	5,000	5,326
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds,
Series 2005-A, AMBAC insured, 5.00% 2020	1,000	1,099
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds,
Series 2005-A, FGIC-National insured, 5.00% 2033	5,000	5,326
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2010-F, 5.00% 2035	8,515	9,164
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2010-F, 5.00% 2040	5,000	5,363
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-A, 5.75% 2039	13,000	14,938
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-C, 5.50% 2031	3,000	3,445
Bonds & notes
	Principal amount	Value
Illinois (continued)	(000)	(000)

City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds,
Series 2005-B, FGIC-National insured, 5.25% 2015	$1,500	$ 1,615
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds,
Series 2005-B, National insured, 5.25% 2016	5,000	5,593
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds,
Series 2005-B, National insured, 5.25% 2017	4,000	4,590
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds,
Series 2008-A, Assured Guaranty Municipal insured, 5.00% 2023	4,000	4,554
City of Chicago, Sales Tax Rev. Ref. Bonds, Series 2009-A, 5.00% 2029	5,000	5,504
City of Chicago, Sales Tax Rev. Ref. Bonds, Series 2011-A, 5.00% 2041	1,500	1,630
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds
(Dedicated Tax Rev.), Series 1997-A, AMBAC insured, 0% 2015	3,245	3,159
City of Chicago, Wastewater Transmission Rev. Project Bonds, Series 2012, 5.00% 2042	5,000	5,434
City of Chicago, Wastewater Transmission Rev. Project Bonds,
Series 2012, Assured Guaranty Municipal insured, 5.00% 2037	400	443
Metropolitan Water Reclamation Dist. of Greater Chicago, G.O. Ref. Bonds,
Unlimited Tax Series A of March 2007, 5.00% 2020	6,000	7,312
Public Building Commission of Chicago, Building Rev. Ref. Bonds (Chicago Transit Auth.),
Series 2006, AMBAC insured, 5.25% 2023	2,000	2,333
Public Building Commission of Chicago, Building Rev. Ref. Bonds (Chicago Transit Auth.),
Series 2006, AMBAC insured, 5.25% 2025	1,000	1,147
Public Building Commission of Chicago, Building Rev. Ref. Bonds (Chicago Transit Auth.),
Series 2006, AMBAC insured, 5.25% 2026	4,175	4,778
Public Building Commission of Chicago, Building Rev. Ref. Bonds (Chicago Transit Auth.),
Series 2006, AMBAC insured, 5.25% 2027	1,000	1,140
Civic Center Bonds, Special State Obligation Bonds, Series 1991, AMBAC insured, 6.25% 2020	5,945	6,739
County of Cook, G.O. Ref. Bonds, Series 2009-C, 5.00% 2021	5,000	5,770
County of Cook, G.O. Ref. Bonds, Series 2010-A, 5.25% 2022	6,750	7,933
County of Cook, Sales Tax Rev. Bonds, Series 2012, 5.00% 2037	3,500	3,921
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Bonds,
Series 1994-D, FGIC-National insured, 7.75% 2019	4,500	5,500
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Bonds,
Series 2003-B, National insured, 5.75% 2033	9,630	12,127
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Bonds,
Series 2004-A, Assured Guaranty Municipal insured, 5.50% 2021	8,540	10,481
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Bonds,
Series 2004-A, Assured Guaranty Municipal insured, 5.50% 2022	6,500	7,977
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties,
G.O. Rev. Ref. Bonds, Series 1997, FGIC-National insured, 6.00% 2020	3,820	4,685
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties,
G.O. Rev. Ref. Bonds, Series 1999, Assured Guaranty Municipal insured, 5.75% 2023	2,000	2,512
Regional Transportation Auth. of Cook, DuPage, Kane, Lake, McHenry and Will Counties,
G.O. Rev. Ref. Bonds, Series 1999, Assured Guaranty Municipal insured, 6.00% 2025	2,150	2,746
Dev. Fin. Auth., Revolving Fund Rev. Bonds (Master Trust), Series 2002, 5.50% 2016	7,165	7,196
Dev. Fin. Auth., Revolving Fund Rev. Bonds (Master Trust), Series 2002, 5.50% 2017	2,885	2,897
Educational Facs. Auth., Rev. Bonds (Field Museum of Natural History), Series 2002, 4.45% 2036 (put 2014)	1,000	1,047
Educational Facs. Auth., Rev. Bonds (Field Museum of Natural History), Series 2002, 4.60% 2036 (put 2015)	6,000	6,478
Educational Facs. Auth., Rev. Bonds (Field Museum of Natural History), Series 2002, 4.75% 2036 (put 2016)	2,000	2,221
Educational Facs. Auth., Rev. Bonds (Loyola University of Chicago), Series 2003-A, 5.00% 2026 (preref. 2013)	1,000	1,004
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), 5.00% 2022 (preref. 2017)	345	402
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), 5.00% 2023 (preref. 2017)	650	757
Fin. Auth., Charter School Project and Rev. Ref. Bonds (Chicago Charter School Foundation Project),
Series 2007-A, 5.00% 2021	1,975	2,130
Bonds & notes
	Principal amount	Value
Illinois (continued)	(000)	(000)

Fin. Auth., Charter School Project and Rev. Ref. Bonds (Chicago Charter School Foundation Project),
Series 2007-A, 5.00% 2026	$ 1,475	$ 1,552
Fin. Auth., Recovery Zone Fac. Rev. Bonds (Navistar International Corp. Project), Series 2010, 6.50% 2040	2,425	2,652
Fin. Auth., Rev. Bonds (Admiral at the Lake Project), Series 2010-D-3, 6.00% 2017	525	526
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2008-D, 6.50% 2038	3,000	3,593
Fin. Auth., Rev. Bonds (Advocate Health Care Network), Series 2012, 5.00% 2042	4,000	4,352
Fin. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 2008-A-3, 5.00% 2030 (put 2019)	1,000	1,183
Fin. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 2010-B, 5.375% 2044	1,000	1,107
Health Facs. Auth., Rev. Ref. Bonds (Lutheran General Health), Series 1993-C, 6.00% 2018	2,705	3,093
Fin. Auth., Rev. Bonds (DePaul University), Series 2008, 4.75% 2028	500	534
Fin. Auth., Rev. Bonds (DePaul University), Series 2008, 5.00% 2024	2,650	2,935
Fin. Auth., Rev. Bonds (DePaul University), Series 2011-A, 6.125% 2040	16,020	18,673
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2004-A, 5.375% 2016	2,035	2,336
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2004-A, 5.375% 2017	1,860	2,192
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2004-A, 5.375% 2018	1,010	1,214
Fin. Auth., Rev. Ref. Bonds (DePaul University), Series 2013, 5.00% 2024	600	706
Fin. Auth., Rev. Bonds (Elmhurst Memorial Healthcare), Series 2008-A, 5.625% 2037	9,500	10,494
Fin. Auth., Rev. Bonds (Hospital Sisters Services, Inc. — Obligated Group), Series 2007-A, 5.00% 2026	11,050	11,911
Fin. Auth., Rev. Bonds (Ingalls Health System), Series 2013, 5.00% 2043	1,000	1,046
Fin. Auth., Rev. Bonds (Lutheran Home and Services Obligated Group), Series 2012, 5.50% 2030	1,500	1,571
Fin. Auth., Rev. Bonds (Lutheran Home and Services Obligated Group), Series 2012, 5.625% 2042	800	833
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2008-A, 5.25% 2028	3,000	3,253
Fin. Auth., Rev. Bonds (SwedishAmerican Hospital), Series 2004, AMBAC insured, 5.00% 2014	1,740	1,830
Fin. Auth., Rev. Bonds (Three Crowns Park Project), Series 2006-A, 5.625% 2018	2,320	2,437
Fin. Auth., Rev. Bonds (Three Crowns Park Project), Series 2006-A, 5.875% 2038	1,250	1,282
Fin. Auth., Rev. Bonds (University of Chicago), Series 2007, 5.00% 2020	1,340	1,521
Fin. Auth., Rev. Bonds (University of Chicago), Series 2007, 5.00% 2021	2,455	2,777
Fin. Auth., Rev. Bonds (University of Chicago), Series 2008-B, 5.50% 2028	4,630	5,491
Fin. Auth., Rev. Bonds (University of Chicago), Series 2008-B, 5.75% 2033	1,250	1,492
Fin. Auth., Rev. Bonds (University of Chicago), Series 2008-B, 6.25% 2038	12,000	14,583
Fin. Auth., Rev. Ref. Bonds (Art Institute of Chicago), Series 2010-A, 5.00% 2015	4,250	4,573
Fin. Auth., Rev. Ref. Bonds (Art Institute of Chicago), Series 2010-A, 5.25% 2040	5,350	5,843
Fin. Auth., Rev. Ref. Bonds (Art Institute of Chicago), Series 2012-A, 5.00% 2034	3,500	3,866
Fin. Auth., Rev. Ref. Bonds (Ascension Health Alliance Credit Group), Series 2012-A, 5.00% 2042	4,000	4,385
Fin. Auth., Rev. Ref. Bonds (Clare at Water Tower), Series 2010-A-6, 6.00% 2028[3]	700	—
Fin. Auth., Rev. Ref. Bonds (Clare at Water Tower), Series 2010-A-7, 6.125% 2041[3]	8,750	—
Fin. Auth., Rev. Ref. Bonds (Clare at Water Tower), Series 2010-B, 0% 2050	4,050	—
Fin. Auth., Rev. Ref. Bonds (Franciscan Communities, Inc.), Series 2004-B, 6.50% 2034	1,250	1,347
Fin. Auth., Rev. Ref. Bonds (Franciscan Communities, Inc.), Series 2004-B, 6.50% 2034 (preref. 2017)	1,200	1,460
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), 5.00% 2022	3,095	3,501
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), 5.00% 2023	5,850	6,617
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), Series 2012-B, 5.00% 2025	3,000	3,462
Fin. Auth., Rev. Ref. Bonds (Loyola University of Chicago), Series 2012-B, 5.00% 2042	7,500	8,207
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.00% 2018	1,070	1,161
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.125% 2026	7,800	8,037
Fin. Auth., Rev. Ref. Bonds (Lutheran Hillside Village), Series 2006, 5.25% 2037	9,530	9,767
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial HealthCare), Series 2013, 5.00% 2037	1,000	1,118
Fin. Auth., Rev. Ref. Bonds (Northwestern Memorial Hospital), Series 2009-A, 6.00% 2039	14,000	16,452
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2007-A, 5.25% 2022	2,500	2,789
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2007-A, 5.75% 2033	2,000	2,185
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2007-A, 5.75% 2037	4,500	4,902
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2010-A, 6.00% 2039	15,335	17,526
Fin. Auth., Rev. Ref. Bonds (Palos Community Hospital), Series 2007-A, National insured, 5.00% 2021	2,300	2,544
Fin. Auth., Rev. Ref. Bonds (Palos Community Hospital), Series 2007-A, National insured, 5.00% 2022	4,520	4,864
Bonds & notes
	Principal amount	Value
Illinois (continued)	(000)	(000)

Fin. Auth., Rev. Ref. Bonds (Palos Community Hospital), Series 2007-A, National insured, 5.00% 2023	$ 4,755	$ 5,086
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2009-A, 7.75% 2034	8,000	10,170
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2010-A, 6.00% 2028	14,000	15,844
Fin. Auth., Rev. Ref. Bonds (Riverside Health System), Series 2006-C, 4.50% 2026	5,360	5,524
Fin. Auth., Rev. Ref. Bonds (Riverside Health System), Series 2006-C, 5.00% 2018	1,910	2,100
Fin. Auth., Rev. Ref. Bonds (Riverside Health System), Series 2006-C, 5.00% 2019	2,005	2,183
Fin. Auth., Rev. Ref. Bonds (Riverside Health System), Series 2006-C, 5.00% 2020	2,105	2,273
Fin. Auth., Rev. Ref. Bonds (Sherman Health Systems), Series 2007-A, 5.50% 2037	3,000	3,246
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2025	10,500	11,817
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2026	4,000	4,458
Fin. Auth., Student Housing Rev. Bonds (CHF-Normal, L.L.C. — Illinois State University Project),
Series 2011, 6.75% 2031	1,000	1,160
Fin. Auth., Student Housing Rev. Bonds (CHF-Normal, L.L.C. — Illinois State University Project),
Series 2011, 7.00% 2043	10,000	11,735
Fin. Auth., Student Housing Rev. Ref. Bonds (CHF-DeKalb II, L.L.C. — Northern Illinois University Project),
Series 2011, 6.875% 2043	27,500	32,903
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-A, 5.25% 2034	7,905	8,304
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-B, 5.00% 2025	10,000	10,581
Fin. Auth., Student Housing Rev. Ref. Bonds, Educational Advancement Fund, Inc. (University Center),
Series 2006-B, 5.25% 2019	4,000	4,390
G.O. Bonds, Illinois FIRST, Series of May 2001, Assured Guaranty Municipal insured, 5.50% 2016	2,000	2,246
G.O. Bonds, Series of March 2012, 5.00% 2023	2,000	2,234
G.O. Bonds, Series of March 2012, 5.00% 2035	1,000	1,049
G.O. Ref. Bonds, Series of May 2012, 5.00% 2024	3,000	3,337
G.O. Ref. Bonds, Series of May 2012, 5.00% 2025	1,000	1,103
Health Facs. Auth., Rev. Bonds (Evangelical Hospitals Corp.), Series 1992-C, 6.25% 2022 (escrowed to maturity)	4,000	5,153
Housing Dev. Auth., Housing Rev. Bonds, Series 2013-A, 2.45% 2043[5]	1,000	1,000
Housing Dev. Auth., Housing Rev. Ref. Bonds, Series G, 4.55% 2021	755	779
Housing Dev. Auth., Housing Rev. Ref. Bonds, Series G, 4.65% 2026	2,270	2,334
Village of Lakemoor, McHenry and Lake Counties, Special Service Area Number 97-1, Special Tax Ref. Bonds,
Series 2006, RADIAN insured, 4.55% 2016	515	511
Village of Manhattan (Will County), Special Service Area Number 2007-5, Special Tax Bonds
(Lakeside Towns at Liberty Center Project), Series 2007, 6.125% 2040[3]	2,300	749
Village of Manhattan (Will County), Special Service Area Number 2007-6, Special Tax Bonds
(Groebe Farm-Stonegate Project), Series 2007, 5.75% 2022[3]	1,900	323
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds,
Series 2012-A, 5.00% 2042	3,100	3,366
Village of Montgomery, Kane and Kendall Counties, Special Assessment Improvement Ref. Bonds
(Lakewood Creek Project), Series 2006, RADIAN insured, 4.70% 2030	853	853
City of Quincy, Adams County, Rev. Ref. Bonds (Blessing Hospital), Series 2007, 5.00% 2013	1,470	1,498
City of Quincy, Adams County, Rev. Ref. Bonds (Blessing Hospital), Series 2007, 5.00% 2015	1,000	1,086
City of Quincy, Adams County, Rev. Ref. Bonds (Blessing Hospital), Series 2007, 5.00% 2017	1,000	1,133
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.125% 2019	3,500	4,123
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.25% 2020	7,500	8,940
City of Springfield, Electric Rev. Bonds, Series 2008, 5.00% 2036	5,500	5,705
State Toll Highway Auth., Toll Highway Priority Rev. Bonds,
Series 2006-A-1, Assured Guaranty Municipal insured, 5.00% 2024	5,000	5,580
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2008-B, 5.50% 2033	18,210	20,498
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2027	1,305	1,507
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2028	1,000	1,148
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2029	3,000	3,422
State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2030	3,500	3,962
Bonds & notes
	Principal amount	Value
Illinois (continued)	(000)	(000)

State Toll Highway Auth., Toll Highway Rev. Bonds, Series 2013-A, 5.00% 2038	$25,850	$ 28,463
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 4.50% 2027	6,000	6,506
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 5.00% 2025	10,000	11,466
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 5.00% 2028	10,000	11,298
State Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2010-A-1, 5.00% 2031	4,000	4,461
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds,
Series 2001-A, AMBAC insured, 5.50% 2021	2,670	3,302
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds,
Series 2013-A, 5.00% 2025	10,000	11,724
Board of Trustees of The University of Illinois, University of Illinois Auxiliary Facs. System Rev. Bonds,
Series 2011-A, 5.25% 2041	1,750	1,919
Board of Trustees of The University of Illinois, University of Illinois Auxiliary Facs. System Rev. Bonds,
Series 2011-A, 5.50% 2031	2,000	2,274
Board of Trustees of the University of Illinois, Certs. of Part. (Ref. and Projects),
Series 2007-A, Assured Guaranty Municipal insured, 5.00% 2025	7,145	8,154
Board of Trustees of the University of Illinois, Ref. Certs. of Part., Series 2009-A, 5.00% 2019	1,000	1,133
Community Unit School Dist. No. 365-U, Will County (Valley View), G.O. Capital Appreciation School Bonds,
Series 2002, Assured Guaranty Municipal insured, 0% 2017	2,000	1,854
Forest Preserve Dist. of Will County, G.O. Bonds, Series 2005-A, National insured, 5.00% 2017 (preref. 2015)	1,500	1,670
		843,699
Indiana 2.12%

City of Anderson, Econ. Dev. Rev. Ref. and Improvement Bonds (Anderson University Project),
Series 2007, 5.00% 2024	1,355	1,323
Bond Bank, Special Program Gas Rev. Bonds, Series 2007-A, 5.25% 2020	985	1,164
Fin. Auth., Educational Facs. Rev. Bonds (Valparaiso University Project), Series 2007, 5.00% 2027	1,800	1,927
Fin. Auth., Environmental Rev. Ref. Bonds (Duke Energy Indiana, Inc. Project), Series 2009-B, 6.00% 2039	3,000	3,426
Fin. Auth., Health System Rev. Bonds (Sisters of St. Francis Health Services, Inc. Obligated Group),
Series 2009-A, 5.25% 2039	1,000	1,095
Fin. Auth., Hospital Rev. Ref. Bonds (Community Health Network Project), Series 2012-A, 5.00% 2042	1,350	1,464
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2011-N, 5.00% 2031	7,000	7,601
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds (Clarian Health Obligated Group),
Series 2006-A, 5.00% 2039	17,750	18,742
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2018	1,125	1,241
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2023	7,500	8,171
Health and Educational Fac. Fncg. Auth., Hospital Rev. Ref. Bonds (Clarian Health Obligated Group),
Series 2006-B, 5.00% 2033	5,000	5,352
Fin. Auth., Hospital Rev. Ref. Bonds (Parkview Health System Obligated Group), Series 2012-A, 5.00% 2029	1,450	1,616
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 5.00% 2032	6,500	6,911
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 5.00% 2039	16,415	17,328
Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2010-B, 5.00% 2028	2,000	2,222
Fin. Auth., State Revolving Fund Program Bonds, Series 2007-B, 5.00% 2024	5,535	6,425
Fin. Auth., State Revolving Fund Program Rev. Ref. Bonds, Series 2005-A, 5.25% 2017	1,500	1,741
Fin. Auth., Wastewater Utility Rev. Bonds (CWA Auth. Project), Series 2011-A, 5.25% 2031	5,000	5,786
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds
(Community Foundation of Northwest Indiana Obilgated Group), Series 2007, 5.25% 2017	1,400	1,601
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds
(Community Foundation of Northwest Indiana Obilgated Group), Series 2007, 5.50% 2022	5,000	5,533
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds
(Community Foundation of Northwest Indiana Obligated Group), Series 2007, 5.50% 2027	5,870	6,350
Health and Educational Fac. Fncg. Auth., Hospital Rev. Bonds
(Community Foundation of Northwest Indiana Obligated Group), Series 2007, 5.50% 2037	9,400	10,132
Bonds & notes
	Principal amount	Value
Indiana (continued)	(000)	(000)

Health and Educational Fac. Fncg. Auth., Rev. Ref. Bonds (Ascension Health Credit Group),
Series 2006-B-5, 5.00% 2036	$10,000	$ 10,896
Health Fac. Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2002-F, 5.50% 2015	1,105	1,119
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Community Health Network Project),
Series 2005-A, AMBAC insured, 5.00% 2019 (preref. 2015)	4,195	4,567
Trustees of Indiana University, Consolidated Rev. Bonds, Series 2008-A, 5.00% 2038	1,405	1,559
Trustees of Indiana University, Consolidated Rev. Bonds, Series 2009-A, 5.00% 2028	2,000	2,346
Trustees of Indiana University, Consolidated Rev. Bonds, Series 2009-A, 5.00% 2029	2,055	2,400
Trustees of Indiana University, Consolidated Rev. Ref. Bonds, Series 2012-A, 5.00% 2037	3,000	3,393
Trustees of Indiana University, Student Fee Rev. Ref. Bonds, Series O, FGIC-National insured, 5.375% 2016	4,690	5,392
Indianapolis Local Public Improvement Bond Bank Rev. Ref. Bonds (Waterworks Project),
Series 2007-B, National insured, 5.25% 2023	10,420	12,645
Indianapolis Local Public Improvement Bond Bank Rev. Ref. Bonds (Waterworks Project),
Series 2007-B, National insured, 5.25% 2023	6,055	7,383
Indianapolis Local Public Improvement Bond Bank Rev. Ref. Bonds, Series 2011-K, 5.00% 2024	2,000	2,273
Jasper County, Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 1988-A, National insured, 5.60% 2016	1,000	1,121
Jasper County, Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 1988-C, National insured, 5.60% 2016	1,000	1,121
Jasper County, Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 1988-C, National insured, 5.85% 2019	3,000	3,494
Jasper County, Pollution Control Rev. Ref. Bonds (Northern Indiana Public Service Co. Project),
Series 2003, AMBAC insured, 5.70% 2017	3,000	3,397
Municipal Power Agcy., Power Supply System Rev. Bonds, Series 2009-B, 5.50% 2026	2,000	2,370
Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2011-A, 5.00% 2031	2,000	2,234
North Side High School Building Corp. (Fort Wayne), First Mortgage Rev. Ref. Bonds,
Series 2007, Assured Guaranty Municipal insured, 5.00% 2018	1,650	1,927
City of Petersburg, Pollution Control Rev. Ref. Bonds (Indianapolis Power & Light Co. Project),
Series 1993-B, AMBAC insured, 5.40% 2017	5,000	5,739
Trustees of Purdue University, Certs. of Part., Series 2006, 5.25% 2018	1,130	1,344
Trustees of Purdue University, Certs. of Part., Series 2006, 5.25% 2019	1,430	1,723
Trustees of Purdue University, Certs. of Part., Series 2006, 5.25% 2025	1,980	2,463
Trustees of Purdue University, Purdue University Student Fee Bonds, Rev. Ref. Bonds,
Series 2012-AA, 5.00% 2030	1,500	1,736
Trustees of Purdue University, Purdue University Student Fee Bonds, Series X, 5.00% 2028	4,000	4,628
Trustees of Purdue University, Purdue University Student Fee Bonds, Series X, 5.25% 2021	1,620	1,932
Trustees of Purdue University, Purdue University Student Fee Bonds, Series X, 5.25% 2022	1,825	2,187
Trustees of Purdue University, Purdue University Student Fee Bonds, Series X, 5.25% 2027	1,000	1,183
Vanderburgh County Redev. Dist., Tax Increment Rev. Bonds of 2006, 5.00% 2018	1,185	1,301
Vanderburgh County Redev. Dist., Tax Increment Rev. Bonds of 2006, 5.00% 2019	1,245	1,363
Vanderburgh County Redev. Dist., Tax Increment Rev. Bonds of 2006, 5.00% 2026	4,000	4,233
Hospital Auth. of Vigo County, Hospital Rev. Bonds (Union Hospital, Inc.), Series 2007, 5.75% 2042	2,000	2,079
		218,699
Iowa 0.31%

Fin. Auth., Single-family Mortgage Bonds (Mortgage-backed Securities Program), Series 2009-A, 5.00% 2038	560	582
Fin. Auth., Single-family Mortgage Bonds (Mortgage-backed Securities Program), Series 2013-1, 2.15% 2043[5]	991	989
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2013, 5.00% 2019	18,000	18,584
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2013, 5.50% 2022	2,000	2,087
IJOBS Program Special Obligation Bonds, Series 2009-A, 5.00% 2027	3,500	4,070
IJOBS Program Special Obligation Bonds, Series 2010-A, 5.00% 2029	4,590	5,296
		31,608
Bonds & notes
	Principal amount	Value
Kansas 0.46%	(000)	(000)

Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Adventist Health System/Sunbelt Obligated Group),
Series 2012-A, 5.00% 2032	$ 1,500	$ 1,672
Dev. Fin. Auth., Rev. Ref. Bonds (Lifespace Communities, Inc.), Series 2010-S, 5.00% 2030	3,625	3,806
City of Lawrence, Hospital Rev. Ref. Bonds (Lawrence Memorial Hospital), Series 2006, 5.25% 2018	890	981
City of Lawrence, Hospital Rev. Ref. Bonds (Lawrence Memorial Hospital), Series 2006, 5.25% 2020	530	575
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2009, 7.125% 2029	250	282
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2009, 7.25% 2039	750	838
City of Lenexa, Health Care Fac. Rev. Ref. and Improvement Bonds (Lakeview Village, Inc. Project),
Series 2007, 5.25% 2022	2,500	2,611
City of Lenexa, Health Care Fac. Rev. Ref. and Improvement Bonds (Lakeview Village, Inc. Project),
Series 2007, 5.50% 2039	13,000	13,315
City of Overland Park, Transportation Dev. Dist. Special Assessment Bonds (Tallgrass Creek Project),
Series 2006, 4.85% 2016	753	762
City of Overland Park, Transportation Dev. Dist. Special Assessment Bonds (Tallgrass Creek Project),
Series 2006, 5.125% 2028	1,894	1,740
City of Salina, Hospital Rev. Ref. and Improvement Bonds (Salina Regional Health Center, Inc.),
Series 2006, 4.625% 2031	1,825	1,876
Dept. of Transportation, Highway Rev. Ref. Bonds, Series 2012-B, 5.00% 2019	15,000	18,289
Unified Government of Wyandotte County/Kansas City, Transportation Dev. Dist. Sales Tax Rev. Bonds
(Legends at Village West Project), Series 2006, 4.60% 2016	890	909
		47,656
Kentucky 0.12%

Econ. Dev. Fin. Auth., Hospital Rev. Ref. Bond (Baptist Healthcare System Obligated Group),
Series 2009-A, 5.00% 2017	3,000	3,425
Econ. Dev. Fin. Auth., Hospital Rev. Ref. Bonds (Baptist Healthcare System Obligated Group),
Series 2009-A, 5.375% 2024	1,000	1,156
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Bonds (Louisville Arena Auth., Inc.),
Series 2008-A-1, Assured Guaranty insured, 6.00% 2033	1,000	1,081
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Bonds (Louisville Arena Auth., Inc.),
Series 2008-A-1, Assured Guaranty insured, 6.00% 2042	3,000	3,223
Higher Education Student Loan Corp., Student Loan Rev. Bonds, Series 2010-1, 0.774% 2020[1]	3,385	3,368
		12,253
Louisiana 1.94%

Citizens Property Insurance Corp., Assessment Rev. Bonds, Series 2006-B, AMBAC insured, 5.00% 2017	7,500	8,324
Citizens Property Insurance Corp., Assessment Rev. Bonds, Series 2006-B, AMBAC insured, 5.00% 2019	22,000	24,135
Citizens Property Insurance Corp., Assessment Rev. Bonds, Series 2006-B, AMBAC insured, 5.00% 2020	4,000	4,388
East Baton Rouge Mortgage Fin. Auth., Single-family Mortgage Rev. Bonds
(Mortgage-backed Securities Program), Series 2007-A, 5.40% 2038	395	414
East Baton Rouge Mortgage Fin. Auth., Single-family Mortgage Rev. Ref. Bonds
(Mortgage-backed Securities Program), Series 2009-A-2, 5.25% 2039	860	902
G.O. Bonds, Series 2011-A, 5.00% 2022	10,000	12,116
Housing Fin. Agcy., Multi-family Mortgage Rev. Ref. Bonds (Section 8 Assisted — 202 Elderly Projects),
Series 2006-A, 4.75% 2031	1,540	1,541
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds (Home Ownership Program),
Series 2007-A-1, 5.85% 2038	2,935	3,138
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds (Home Ownership Program),
Series 2008-A, 6.55% 2040	400	426
Jefferson Parish Fin. Auth., Single-family Mortgage Rev. Bonds, Series 2007-C, 5.70% 2039	850	914
Jefferson Parish Hospital Dist. No. 1, Parish of Jefferson, Hospital Rev. Ref. Bonds
(West Jefferson Medical Center), Series 2011-A, 6.00% 2039	6,500	7,188
Lafayette Public Trust Fncg. Auth., Single-family Mortgage Rev. Bonds
(Mortgage-backed Securities Program), Series 2007 (Go Zone), 5.35% 2041	2,989	3,126
Bonds & notes
	Principal amount	Value
Louisiana (continued)	(000)	(000)

Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds
(Capital Project and Equipment Acquisition Program), Series 2000-A, AMBAC insured, 6.30% 2030	$10,270	$ 11,451
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds
(Westlake Chemical Corp. Projects), Series 2007, 6.75% 2032	23,500	26,692
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds
(Westlake Chemical Corp. Projects), Series 2009-A, 6.50% 2029	3,100	3,726
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds
(Westlake Chemical Corp. Projects), Series 2010-A-1, 6.50% 2035	11,275	13,419
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds
(Westlake Chemical Corp. Projects), Series 2010-A-2, 6.50% 2035	3,500	4,165
Louisiana Stadium and Exposition Dist., Rev. Ref. Bonds, Series 2013-A, 5.00% 2024	2,000	2,319
Louisiana Stadium and Exposition Dist., Rev. Ref. Bonds, Series 2013-A, 5.00% 2025	5,000	5,722
Louisiana Stadium and Exposition Dist., Rev. Ref. Bonds, Series 2013-A, 5.00% 2032	2,500	2,779
Military Dept., Custodial Receipts, 5.00% 2021	10,435	11,170
Public Facs. Auth., Hospital Rev. Bonds (Franciscan Missionaries of Our Lady Health System Project),
Series 2012-B, 5.00% 2042	2,500	2,714
Public Facs. Auth., Hospital Rev. Ref. Bonds (Franciscan Missionaries of Our Lady Health System Project),
Series 1998-A, Assured Guaranty Municipal insured, 5.75% 2014	3,495	3,677
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2007-A, 5.25% 2038	6,695	7,092
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2007-A, 5.375% 2043	1,740	1,845
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2011, 6.25% 2031	2,500	2,912
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2011, 6.50% 2037	2,420	2,848
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2011, 6.75% 2041	2,000	2,374
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Community Hospitals Project), Series 2007-B, 5.25% 2027	1,500	1,606
Public Facs. Auth., Rev. Ref. Bonds (CHRISTUS Health), Series 2009-A, 6.00% 2029	3,000	3,435
Regional Transit Auth. (New Orleans), Sales Tax Rev. Bonds,
Series 2010, Assured Guaranty Municipal insured, 5.00% 2030	1,000	1,118
Parish of St. Charles, Gulf Opportunity Zone Rev. Bonds (Valero Project), Series 2010, 4.00% 2040 (put 2022)	1,665	1,807
Parish of St. John the Baptist, Rev. Bonds (Marathon Oil Corp. Project), Series 2007-A, 5.125% 2037	12,825	13,538
Fin. Auth. of St. Tammany Parish, Single-family Mortgage Rev. Bonds (Home Ownership Program),
Series 2007-A, 4.85% 2039	417	420
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2030	6,655	6,692
		200,133
Maine 0.13%

Health and Higher Educational Facs. Auth., Rev. Bonds (MaineGeneral Medical Center Issue), 6.75% 2036	8,000	9,601
Health and Higher Educational Facs. Auth., Rev. Bonds (MaineGeneral Medical Center Issue), 6.75% 2041	2,000	2,379
Health and Higher Educational Facs. Auth., Rev. Bonds (MaineGeneral Medical Center Issue), 7.00% 2041	500	603
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2013-B, 4.00% 2043	720	781
		13,364
Maryland 0.76%

City of Annapolis, Special Obligation Bonds (Park Place Project), Series 2005-B, 4.75% 2034	846	850
Baltimore County, Rev. Ref. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2022	2,050	2,187
Baltimore County, Rev. Ref. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2027	2,000	2,093
Baltimore County, Rev. Ref. Bonds (Oak Crest Village, Inc. Fac.), Series 2007-A, 5.00% 2037	17,000	17,668
Econ. Dev. Corp., Student Housing Rev. Bonds (Towson University Project), Series 2007-A, 5.25% 2024	2,000	2,161
Econ. Dev. Corp., Student Housing Rev. Bonds (University of Maryland, College Park Projects),
Series 2008, 5.25% 2023	1,300	1,414
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (University of Maryland, College Park Projects),
Series 2006, Assured Guaranty insured, 5.00% 2020	1,000	1,066
Frederick County, Special Obligation Bonds (Urbana Community Dev. Auth.), Series 2010-A, 5.00% 2023	1,295	1,469
Frederick County, Special Obligation Bonds (Urbana Community Dev. Auth.), Series 2010-A, 5.00% 2030	3,350	3,677
G.O. Ref. Bonds, State and Local Facs. Loan of 2011, Second Series E, 5.00% 2018	4,750	5,708
Bonds & notes
	Principal amount	Value
Maryland (continued)	(000)	(000)

City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group),
Series 2006-A, 5.125% 2026	$ 2,265	$ 2,337
City of Gaithersburg, Econ. Dev. Rev. Ref. Bonds (Asbury Maryland Obligated Group),
Series 2006-A, 5.125% 2036	6,015	6,092
Health and Higher Educational Facs. Auth., First Mortgage Rev. Ref. Bonds
(PUMH of Maryland, Inc. — Heron Point of Chestertown Issue), Series 1998-A, 5.75% 2019	2,400	2,162
Health and Higher Educational Facs. Auth., Rev. Bonds (Medlantic/Helix Issue),
Series 1998-B, AMBAC insured, 5.25% 2038	4,010	4,692
Health and Higher Educational Facs. Auth., Rev. Bonds (Washington County Hospital Issue),
Series 2008, 5.75% 2033	1,500	1,616
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Charlestown Community Issue),
Series 2010, 6.25% 2045	1,000	1,131
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Howard County General Hospital Issue),
Series 1993, 5.50% 2013 (escrowed to maturity)	250	251
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (Howard County General Hospital Issue),
Series 1993, 5.50% 2021 (escrowed to maturity)	1,225	1,298
Health and Higher Educational Facs. Auth., Rev. Ref. Bonds (LifeBridge Health Issue),
Series 2008, Assured Guaranty insured, 5.00% 2019	1,500	1,683
Montgomery County, G.O. Consolidated Public Improvement Bonds, Series 2012-A, 5.00% 2019	10,000	12,258
Montgomery County, Special Obligation Bonds (West Germantown Dev. Dist.),
Series 2002-A, RADIAN insured, 5.375% 2020	1,000	1,007
Prince George’s County, Special Obligation Bonds (National Harbor Project), Series 2004, 5.20% 2034	2,000	2,057
Prince George’s County, Special Obligation Bonds (Woodview Village Infrastructure Improvements),
Series 1997-A, 4.70% 2026	1,000	1,038
Prince George’s County, Special Obligation Ref. Bonds
(Woodview Village Phase II Infrastructure Improvements), Series 2006, RADIAN insured, 5.00% 2032	1,150	1,198
Prince George’s County, Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 2035	1,227	1,227
		78,340
Massachusetts 2.52%

Bay Transportation Auth., Sales Tax Rev. Ref. Bonds, Series 2004-C, 5.50% 2017	2,905	3,455
Massachusetts Bay Transportation Auth., Sales Tax Rev. Ref. Bonds, Series 2003-C, 5.25% 2013	2,000	2,009
Massachusetts Bay Transportation Auth., Sales Tax Rev. Ref. Bonds, Series 2007-A-1, 5.25% 2032	10,000	12,397
Bay Transportation Auth., Sales Tax Rev. Ref. Bonds, Series 2004-C, 5.50% 2017 (escrowed to maturity)	95	113
Berkshire Wind Power Cooperative Corp. (Massachusetts Municipal Lighting Plant Cooperative),
Wind Project Rev. Bonds, Berkshire Series 1, 5.25% 2026	3,000	3,325
Catholic Health East, Health System Rev. Ref. Bonds, Series 2009, 6.25% 2032	795	938
Dev. Fin. Agcy., Higher Education Rev. Bonds (Emerson College Issue), Series 2006-A, 5.00% 2019	1,000	1,097
Dev. Fin. Agcy., Higher Education Rev. Bonds (Emerson College Issue), Series 2006-A, 5.00% 2021	3,000	3,258
Dev. Fin. Agcy., Higher Education Rev. Bonds (Emerson College Issue), Series 2006-A, 5.00% 2022	1,495	1,611
Dev. Fin. Agcy., Rev. Ref. Bonds (Emerson College Issue), Series 2010-A, 5.00% 2040	8,375	8,813
Dev. Fin. Agcy., Resource Recovery Rev. Ref. Bonds (Covanta Energy Project), Series 2012-B, 4.875% 2042	14,920	14,940
Dev. Fin. Agcy., Rev. Bonds (Boston University Issue), Series 2013-U-1, 0.70% 2040 (put 2017)[1]	1,000	1,001
Dev. Fin. Agcy., Rev. Bonds (Boston University Issue), Series 2013-X, 5.00% 2048	7,500	8,208
Dev. Fin. Agcy., Rev. Bonds (Boston University Issue), Series U-4, 5.60% 2035	5,000	5,933
Dev. Fin. Agcy., Rev. Ref. Bonds (Boston University Issue), Series V-1, 5.00% 2029	15,800	17,888
Dev. Fin. Agcy., Rev. Bonds (Curry College Issue), Series 2006-A, ACA insured, 5.00% 2036	1,000	1,027
Dev. Fin. Agcy., Rev. Bonds (Curry College Issue), Series 2006-A, ACA insured, 5.25% 2026	1,490	1,592
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2019	1,040	1,050
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2020	1,089	1,091
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2026	1,412	1,360
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2031	1,056	999
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2039	705	646
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-1, 6.25% 2046	1,773	1,591
Bonds & notes
	Principal amount	Value
Massachusetts (continued)	(000)	(000)

Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-A-2, 5.50% 2046	$ 375	$ 301
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Fac.), Series 2011-B, 0% 2056	1,867	13
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2011-K-6, 5.375% 2041	1,000	1,117
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2012-L, 5.00% 2031	1,000	1,136
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System Issue),
Series 2007-G-2, Assured Guaranty Municipal insured, 0.75% 2042[1]	5,000	5,000
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System Issue), Series E, 5.00% 2014	1,085	1,089
Dev. Fin. Agcy., Rev. Ref. Bonds (Harvard University Issue), Series 2010-B-2, 5.25% 2034	11,685	13,731
Health and Educational Facs. Auth., Rev. Ref. Bonds (Harvard University Issue), Series 2009-A, 5.50% 2036	13,320	15,795
Dev. Fin. Agcy., Rev. Ref. Bonds (Northeastern University Issue), Series 2012, 4.00% 2035	1,500	1,516
Health and Educational Facs. Auth., Rev. Ref. Bonds (Northeastern University Issue),
Series 2008-T-1, 5.00% 2032	1,050	1,181
Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.75% 2036	2,000	2,394
Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.875% 2041	3,000	3,550
Dev. Fin. Agcy., Rev. Ref. Bonds, UMass Memorial Issue, Series 2011-H, 5.50% 2031	1,500	1,685
Dev. Fin. Agcy., Senior Living Fac. Rev. Bonds (Groves in Lincoln Issue), Series 2009-A, 7.875% 2044	1,000	470
Dev. Fin. Agcy., Senior Living Fac. Rev. Bonds (Groves in Lincoln Issue), Series 2009-B-2, 6.25% 2014	2,315	1,273
G.O. Bonds, Consolidated Loan of 2008, Series A, 5.00% 2033	8,070	9,082
G.O. Bonds, Consolidated Loan of 2011, Series B, 5.00% 2025	7,930	9,515
Health and Educational Facs. Auth., Rev. Bonds (Baystate Medical Center Issue),
Series 2009-K-2, 5.00% 2039 (put 2015)	1,200	1,289
Health and Educational Facs. Auth., Rev. Bonds (Massachusetts Institute of Technology Issue),
Series 2008-O, 6.00% 2036	7,000	8,403
Health and Educational Facs. Auth., Rev. Ref. Bonds (CareGroup Issue), Series 2008-E-1, 5.125% 2033	2,500	2,743
Health and Educational Facs. Auth., Rev. Ref. Bonds (CareGroup Issue), Series 2008-E-2, 5.375% 2025	2,500	2,843
Health and Educational Facs. Auth., Rev. Ref. Bonds (Lahey Clinic Medical Center Issue),
Series 2005-C, FGIC-National insured, 5.00% 2016	5,945	6,458
Health and Educational Facs. Auth., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 5.75% 2039	8,380	9,291
Health and Educational Facs. Auth., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 6.00% 2024	5,500	6,421
Health and Educational Facs. Auth., Rev. Ref. Bonds (Suffolk University Issue), Series 2009-A, 6.25% 2030	1,000	1,154
Housing Fin. Agcy., Housing Bonds, Series 2009-C, 5.35% 2049	4,000	4,266
Housing Fin. Agcy., Housing Rev. Ref. Bonds, Series 2010-A, 3.375% 2016	2,795	2,939
Housing Fin. Agcy., Single-family Housing Rev. Ref. Bonds, Series 162, 2.75% 2041	3,585	3,727
Housing Fin. Agcy., Single-family Housing Rev. Ref. Bonds, Series 165, 2.65% 2041	5,000	5,192
Port Auth., Rev. Ref. Bonds, Series 2012-B, 5.00% 2023	1,090	1,319
Port Auth., Special Facs. Rev. Bonds (ConRAC Project), Series 2011-A, 5.125% 2041	10,250	11,176
School Building Auth., Dedicated Sales Tax Rev. Ref. Bonds, Series 2012-B, 5.00% 2019	4,000	4,846
Special Obligation Dedicated Tax Rev. Ref. Bonds, Series 2005, FGIC-National insured, 5.00% 2020	5,000	5,835
State College Building Auth., Project and Rev. Ref. Bonds, Series 2003-B, XLCA insured, 5.375% 2017	3,550	4,172
State College Building Auth., Project and Rev. Ref. Bonds, Series 2003-B, XLCA insured, 5.375% 2018	5,045	6,077
State College Building Auth., Rev. Ref. Bonds, Series 2012-B, 5.00% 2030	1,000	1,151
Water Pollution Abatement Trust, Pool Program Bonds, Series 11, 5.25% 2018	1,000	1,212
Water Resources Auth., General Rev. Bonds, Series 2011-B, 5.00% 2036	6,000	6,773
		260,477
Michigan 3.07%

Econ. Dev. Corp. of the City of Dearborn, Limited Obligation Rev. Ref. Bonds (Henry Ford Village, Inc. Project),
Series 2008, 7.00% 2038	5,800	6,050
City of Detroit, Sewage Disposal System Rev. Ref. Bonds,
Series 2006-D, Assured Guaranty Municipal insured, 0.79% 2032[1]	4,850	4,153
City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Bonds,
Series 2012-A, 5.25% 2039	3,400	3,629
City of Detroit, Water Supply System Rev. Bonds, Series 2011-A, 5.25% 2041	26,850	28,145
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds
(Unlimited Tax G.O.), Series 1998-C, FGIC insured, 5.25% 2025	1,955	2,260
Bonds & notes
	Principal amount	Value
Michigan (continued)	(000)	(000)

School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds
(Unlimited Tax G.O.), Series 2005-A, Assured Guaranty Municipal insured, 5.00% 2016	$ 4,000	$ 4,267
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds
(Unlimited Tax G.O.), Series 2005-A, Assured Guaranty Municipal insured, 5.00% 2018	4,920	5,321
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds
(Unlimited Tax G.O.), Series 2012-A, 5.00% 2026	2,000	2,250
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds
(Unlimited Tax G.O.), Series 2012-A, 5.00% 2027	3,500	3,913
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds
(Unlimited Tax G.O.), Series 2012-A, 5.00% 2028	3,610	4,003
School Dist. of the City of Detroit (Wayne County), School Building and Site Improvement Ref. Bonds
(Unlimited Tax G.O.), Series 2012-A, 5.00% 2030	4,000	4,425
Fin. Auth., Rev. Bonds (School Dist. of the City of Detroit), Series 2011, 5.50% 2021	6,865	8,067
Fin. Auth., Rev. Ref. Bonds (School Dist. of the City of Detroit), Series 2012, 5.00% 2019	1,000	1,158
Fin. Auth., Hospital Rev. Ref. Bonds (Oakwood Obligated Group), Series 2012, 5.00% 2024	9,145	10,453
Fin. Auth., Hospital Rev. Ref. Bonds (Oakwood Obligated Group), Series 2012, 5.00% 2027	3,000	3,330
Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2011, 5.00% 2039	6,250	6,802
Hospital Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2008-A, 6.00% 2034 (put 2017)	2,500	3,032
Hospital Fin. Auth., Rev. Ref. Bonds (Trinity Health Credit Group), Series 2008-A, 6.50% 2033	5,000	6,002
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 2028	3,000	3,059
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 2039	500	500
G.O. Bonds (Environmental Program and Ref.), Series 2008-A, 5.00% 2018	5,000	5,933
G.O. Bonds (Environmental Program and Ref.), Series 2008-A, 5.00% 2019	2,500	2,924
Hospital Fin. Auth., Hospital Rev. Bonds (MidMichigan Obligated Group), Series 2006-A, 4.75% 2031	3,360	3,456
Hospital Fin. Auth., Hospital Rev. Bonds (MidMichigan Obligated Group), Series 2006-A, 5.00% 2026	6,665	6,973
Hospital Fin. Auth., Hospital Rev. Bonds (MidMichigan Obligated Group), Series 2006-A, 5.00% 2036	12,705	13,093
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2006-A, 5.00% 2020	1,115	1,232
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2006-A, 5.00% 2021	2,165	2,359
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2006-A, 5.00% 2038	10,000	10,413
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2006-A, 5.25% 2046	1,000	1,046
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2009, 5.625% 2029	1,500	1,707
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2012-A, 5.00% 2035	1,000	1,086
Hospital Fin. Auth., Rev. Bonds (McLaren Health Care), Series 2005-C, 5.00% 2020	2,580	2,767
Kent Hospital Fin. Auth., Rev. Ref. Bonds (Spectrum Health System), Series 2008-A, 5.50% 2047 (put 2015)	6,000	6,489
Kent Hospital Fin. Auth., Rev. Ref. Bonds (Spectrum Health System), Series 2011-A, 5.00% 2029	2,000	2,216
County of Monroe Hospital Fin. Auth., Hospital Rev. Ref. Bonds
(Mercy Memorial Hospital Corp. Obligated Group), Series 2006, 5.50% 2019	1,405	1,559
County of Monroe Hospital Fin. Auth., Hospital Rev. Ref. Bonds
(Mercy Memorial Hospital Corp. Obligated Group), Series 2006, 5.50% 2035	1,500	1,588
Municipal Bond Auth., School Loan Rev. Ref. Bonds, Series 2003-A, 5.25% 2013	10,790	10,790
Oakland University, Ref. Bonds, Series 2013-A, 5.00% 2027	500	576
Public Power Agcy., Rev. Ref. Bonds (Belle River Project), Series 2002-A, National insured, 5.25% 2018	2,000	2,319
City of Royal Oak Hospital Fin. Auth., Hospital Rev. Ref. Bonds (William Beaumont Hospital Obligated Group),
Series 2009-V, 8.00% 2029	2,000	2,513
City of Royal Oak Hospital Fin. Auth., Hospital Rev. Ref. Bonds (William Beaumont Hospital Obligated Group),
Series 2009-V, 8.25% 2039	3,000	3,795
City of Saginaw Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Covenant Medical Center, Inc.),
Series 2010-H, 5.00% 2030	5,300	5,612
State Trunk Line Fund Bonds, Series 2011, 5.00% 2036	2,000	2,258
State Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2008-I, 5.50% 2017	1,000	1,188
State Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2008-I, 6.00% 2038	8,000	9,526
State Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2011-I-A, 5.125% 2030	2,000	2,260
State Hospital Fin. Auth., Rev. Bonds (Ascension Health Credit Group), Series 1999-B-3, 2.00% 2033 (put 2014)	5,400	5,504
Bonds & notes
	Principal amount	Value
Michigan (continued)	(000)	(000)

Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project),
Series 2008-ET-1, 5.25% 2029 (put 2014)	$ 4,750	$ 5,012
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project),
Series 2008-ET-2, 5.50% 2029 (put 2016)	2,000	2,243
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project),
Series 2008-KT, 5.625% 2020	1,500	1,830
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds,
Series 2007-A, 6.00% 2034	1,000	953
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds,
Series 2007-A, 6.00% 2048	34,730	32,298
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-backed Rev. Ref. Bonds, Current Interest Bonds,
Series 2008-A, 6.875% 2042	10,010	10,401
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2012-A, 5.00% 2032	2,500	2,738
Wayne County Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2012-A, 5.00% 2037	7,400	8,069
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2010-C, 5.00% 2021	12,190	14,203
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2010-C, 5.00% 2022	2,140	2,452
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2010-C, 5.50% 2020	9,000	10,944
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2010-D, 5.00% 2016	1,400	1,589
Wayne County Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport),
Series 2011-B, 5.00% 2019	1,290	1,511
		316,244
Minnesota 0.18%

Housing Fin. Agcy., Homeownership Fin. Bonds (GNMA and FNMA Pass-Through Program),
Series 2012-B, 2.25% 2042[5]	9,589	9,508
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Program),
Series 2010-A, 4.25% 2028	1,935	2,068
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Program),
Series 2011-B, 4.50% 2031	895	959
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Program),
Series 2011-D, 4.50% 2034	935	1,008
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Program),
Series 2011-G, 4.25% 2035	1,240	1,325
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2012-D, 4.00% 2040	955	1,047
Minneapolis/St. Paul Housing Fin. Board, Single-family Mortgage Rev. Bonds
(Mortgage-backed Securities Program — City Living Home Programs), Series 2006-A-3, 5.70% 2027	831	867
City of Wayzata, Senior Housing Entrance Deposit Rev. Bonds (Folkestone Senior Living Community),
Series 2012-B, 4.875% 2019	2,200	2,229
		19,011
Mississippi 0.53%

Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project),
Series 2006-A, XLCA insured, 5.00% 2026	5,065	5,241
Dev. Bank, Special Obligation Rev. Ref. Bonds (Harrison County, Mississippi Highway Ref. Project),
Series 2013-A, 5.00% 2025	3,000	3,543
Dev. Bank, Special Obligation Rev. Ref. Bonds (Madison County, Mississippi Highway Ref. Project),
Series 2013-C, 5.00% 2026	4,000	4,734
G.O. Ref. Bonds, Series 2003-A, 5.25% 2013	2,000	2,042
Bonds & notes
	Principal amount	Value
Mississippi (continued)	(000)	(000)

G.O. Ref. Bonds, Series 2003-A, 5.25% 2015	$ 3,000	$ 3,348
Home Corp., Homeownership Mortgage Rev. Bonds, Series 2010-A, 4.50% 2031	1,010	1,080
Home Corp., Single-family Mortgage Rev. Bonds, Series 2007-A-1, 5.50% 2038	3,470	3,710
Home Corp., Single-family Mortgage Rev. Bonds, Series 2009-A-2, 5.00% 2039	1,510	1,635
Hospital Equipment and Facs. Auth., Rev. Ref. Bonds (Baptist Memorial Health Care),
Series 2004-B-1, 5.00% 2024	15,205	15,948
Hospital Equipment and Facs. Auth., Rev. Ref. Bonds (Mississippi Baptist Health Systems, Inc.),
Series 2007-A, 5.00% 2017	3,000	3,425
Hospital Equipment and Facs. Auth., Rev. Ref. Bonds (Mississippi Baptist Health Systems, Inc.),
Series 2007-A, 5.00% 2026	2,000	2,124
Jackson State University Educational Building Corp., Rev. Bonds (Campus Facs. Project),
Series 2007, Assured Guaranty Municipal insured, 5.00% 2034 (put 2015)	3,740	4,008
Warren County, Gulf Opportunity Zone Bonds (International Paper Co. Project), Series 2011-A, 5.375% 2035	1,500	1,647
Warren County, Gulf Opportunity Zone Bonds, Series 2010-A, 5.80% 2034	2,000	2,253
		54,738
Missouri 0.71%

Industrial Dev. Auth. of the County of Cape Girardeau, Health Facs. Rev. Bonds
(Southeast Missouri Hospital Assn.), Series 2007, 5.00% 2017	1,000	1,095
Industrial Dev. Auth. of the County of Cape Girardeau, Health Facs. Rev. Bonds
(Southeast Missouri Hospital Assn.), Series 2007, 5.00% 2018	1,500	1,633
Industrial Dev. Auth. of the County of Cape Girardeau, Health Facs. Rev. Bonds
(Southeast Missouri Hospital Assn.), Series 2007, 5.00% 2036	5,000	5,071
Chesterfield Valley Transportation Dev. Dist. (Chesterfield), Transportation Sales Tax Rev. Bonds,
Series 2006, Assured Guaranty insured, 4.00% 2026	1,250	1,234
City of Fenton, Tax Increment Rev. Ref. Bonds (Gravois Bluffs Redev. Project), Series 2006, 4.50% 2021	630	639
City of Fenton, Tax Increment Rev. Ref. Bonds (Gravois Bluffs Redev. Project), Series 2006, 5.00% 2014	1,260	1,299
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (SSM Health Care), Series 2010-B, 5.00% 2030	2,835	3,135
Health and Educational Facs. Auth., Health Facs. Rev. Ref. Bonds
(St. Luke’s Episcopal — Presbyterian Hospitals), Series 2006, 5.00% 2019	2,830	3,082
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services Projects),
Series 2010, 5.50% 2042	2,250	2,396
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services),
Series 2007-A, 4.875% 2027	2,930	3,027
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services),
Series 2007-A, 4.875% 2037	3,065	3,113
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services),
Series 2007-B, 4.875% 2038	4,215	4,275
Housing Dev. Commission, Single-family Mortgage Rev. Bonds (Homeownership Loan Program),
Series 2009-C, 4.90% 2036	945	964
Housing Dev. Commission, Single-family Mortgage Rev. Bonds (Homeownership Loan Program),
Series 2009-D, 4.80% 2040	1,255	1,304
I-470 and 350 Transportation Dev. Dist. (Lee’s Summit), Transportation Sales Tax Rev. Ref.
and Improvement Bonds, Series 2007, RADIAN insured, 4.60% 2029	1,945	1,996
Joint Municipal Electric Utility Commission, Power Project Rev. Bonds (Plum Point Project),
Series 2006, National insured, 5.00% 2020	1,620	1,713
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Ref. Bonds
(John Knox Village Obligated Group), Series 2007-A, 5.125% 2026	7,500	7,718
Industrial Dev. Auth. of the City of Lee’s Summit, Senior Living Facs. Rev. Ref. Bonds
(John Knox Village Obligated Group), Series 2007-A, 5.125% 2032	7,300	7,386
City of St. Louis, Airport Rev. Bonds (Lambert-St. Louis International Airport), Series 2009-A-1, 6.25% 2029	2,025	2,340
City of St. Louis, Airport Rev. Bonds (Lambert-St. Louis International Airport), Series 2009-A-1, 6.625% 2034	3,000	3,503
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport),
Series 2005, National insured, 5.50% 2027	6,270	7,443
Bonds & notes
	Principal amount	Value
Missouri (continued)	(000)	(000)

City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport),
Series 2005, National insured, 5.50% 2029	$ 3,125	$ 3,701
Transportation Dev. Dist. (Hazelwood, St. Louis County), Transportation Rev. Bonds
(Missouri Bottom Road/Taussig Road), Series 2002, 7.20% 2033	5,500	5,505
		73,572
Nebraska 0.35%

Central Plains Energy Project, Gas Project Rev. Bonds (Project No. 1), Series 2007-A, 5.25% 2018	2,100	2,389
Central Plains Energy Project, Gas Project Rev. Bonds (Project No. 3), Series 2012, 5.00% 2027	3,985	4,504
Central Plains Energy Project, Gas Project Rev. Bonds (Project No. 3), Series 2012, 5.00% 2042	3,000	3,227
Central Plains Energy Project, Gas Project Rev. Bonds (Project No. 3), Series 2012, 5.25% 2037	6,275	6,947
Hospital Auth. No. 3 of Douglas County, Health Facs. Rev. Ref. Bonds (Methodist Health System),
Series 2008, 5.75% 2028	10,795	11,824
Investment Fin. Auth., Single-family Housing Rev. Bonds, Series 2013-A, 3.00% 2043	1,300	1,371
Omaha Public Power Dist., Electric System Rev. Bonds, Series 2008-A, 5.50% 2033	1,000	1,140
Public Power Dist., General Rev. Bonds, Series 2008-B, 5.00% 2028	4,490	5,078
		36,480
Nevada 2.69%

Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2007-C, 5.00% 2023	10,000	11,364
Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2008-A, 5.00% 2021	2,420	2,774
Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2008-A, 5.00% 2022	8,000	9,170
Clark County School Dist., G.O. (Limited Tax) Building Bonds, Series 2008-A, 5.00% 2023	7,000	7,977
Clark County Water Reclamation Dist., G.O. (Limited Tax) Water Reclamation Bonds, Series 2008, 5.625% 2032	1,000	1,173
Clark County, Airport System Rev. Bonds, Series 2004-A-2, FGIC-National insured, 5.00% 2036	20,000	20,708
Clark County, Airport System Rev. Bonds, Series 2010-B, 5.125% 2036	18,000	19,656
Clark County, Airport System Rev. Bonds, Series 2010-D, 5.00% 2017	1,500	1,731
Clark County, Airport System Rev. Bonds, Series 2010-D, 5.00% 2023	7,025	8,019
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Bonds,
Series 2010-A, 5.00% 2030	14,000	15,489
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Bonds,
Series 2010-A, 5.125% 2034	10,980	12,092
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Bonds,
Series 2010-A, 5.25% 2042	8,000	8,770
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds,
Series 2012-B, 5.00% 2028	5,780	6,553
Clark County, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds,
Series 2012-B, 5.00% 2033	1,885	2,084
Clark County, G.O. (Limited Tax) Bond Bank Bonds, Series 2008, 5.00% 2021	11,155	13,015
Clark County, Highway Rev. (Motor Vehicle Fuel Tax) Improvement and Ref. Bonds, Series 2010-B, 5.00% 2028	4,500	5,061
Clark County, Highway Rev. (Motor Vehicle Fuel Tax) Ref. Bonds, Series 2011, 5.00% 2022	10,580	12,689
Clark County, Sales and Excise Tax Rev. (Streets and Highway Projects) Improvement and Ref. Bonds,
Series 2010-B, 5.00% 2019	3,000	3,568
Clark County, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Ref. Bonds,
Series 2006-B, 5.30% 2029	3,780	3,417
Clark County, Special Improvement Dist. No. 128 (Summerlin Centre), Local Improvement Bonds,
Series 2001-B, 6.75% 2021	1,330	1,335
Clark County, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Ref. Bonds,
Series 2012, 5.00% 2019	4,375	4,717
G.O. (Limited Tax) Capital Improvement and Cultural Affairs Bonds,
Series 2007-B, FGIC-National insured, 5.00% 2026	9,640	10,964
G.O. (Limited Tax) Capital Improvement and Cultural Affairs Bonds, Series 2008-C, 5.00% 2020	7,115	8,320
G.O. (Limited Tax) Capital Improvement and Cultural Affairs Bonds, Series 2008-C, 5.00% 2024	5,550	6,357
City of Henderson, Health Fac. Rev. Ref. Bonds (Catholic Healthcare West), Series 2007-B, 5.00% 2014	1,500	1,573
Bonds & notes
	Principal amount	Value
Nevada (continued)	(000)	(000)

City of Henderson, Health Fac. Rev. Ref. Bonds (Catholic Healthcare West), Series 2007-B, 5.00% 2015	$ 2,000	$ 2,174
City of Henderson, Local Improvement Dist. No. T-16 (Falls at Lake Las Vegas),
Limited Obligation Improvement Bonds, 4.80% 2014	1,765	1,757
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon),
Limited Obligation Improvement Bonds, 5.00% 2018	360	370
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon),
Limited Obligation Improvement Bonds, 5.00% 2025	3,935	3,965
City of Henderson, Local Improvement Dist. No. T-18 (Inspirada),
Limited Obligation Improvement Bonds, 5.25% 2026	2,495	2,128
City of Henderson, Local Improvement Dist. No. T-18 (Inspirada),
Limited Obligation Improvement Bonds, 5.30% 2035	10,950	8,564
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties),
Limited Obligation Ref. Bonds, Series 1999-A, 5.75% 2013	1,075	1,088
City of Henderson, Local Improvement Dist. No. T-4C (Green Valley Properties),
Limited Obligation Ref. Bonds, Series 1999-A, 5.90% 2018	2,845	2,863
System of Higher Education, Universities Rev. Ref. Bonds, Series 2013-B, 5.00% 2026	3,000	3,534
Highway Improvement Rev. Bonds (Motor Vehicle Fuel Tax), Series 2008, 5.00% 2024	4,850	5,623
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds (Fremont Street Project),
Series 2003-A, 5.00% 2014	3,920	3,925
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Bonds,
Series 2004, 5.625% 2015	2,335	2,405
Las Vegas Valley Water Dist., G.O. (Limited Tax) Ref. Bonds, Series 2011-C, 5.00% 2030	8,000	9,042
Las Vegas Valley Water Dist., G.O. (Limited Tax) Water and Ref. Bonds, Series 2009-D, 5.00% 2025	2,360	2,654
Las Vegas Valley Water Dist., G.O. (Limited Tax) Water and Ref. Bonds, Series 2009-D, 5.00% 2026	4,330	4,842
Las Vegas Valley Water Dist., G.O. (Limited Tax) Water Bonds, Series 2012-B, 5.00% 2032	2,000	2,255
Las Vegas Valley Water Dist., G.O. (Limited Tax) Water Bonds, Series 2012-B, 5.00% 2037	3,500	3,873
Las Vegas Valley Water Dist., G.O. (Limited Tax) Water Bonds, Series 2012-B, 5.00% 2042	1,000	1,098
City of Reno, Hospital Rev. Bonds (Renown Regional Medical Center Project), Series 2007-A, 5.00% 2022	3,295	3,491
City of Reno, Hospital Rev. Bonds (Renown Regional Medical Center Project), Series 2007-A, 5.00% 2027	9,385	9,710
City of Reno, Hospital Rev. Bonds (Washoe Medical Center Project),
Series 2004-A, AMBAC insured, 5.50% 2028	1,625	1,743
Redev. Agcy. of the City of Reno, Tax Increment Bonds, Series 2007-B, 5.00% 2027	2,000	1,557
		277,237
New Hampshire 0.40%

Business Fin. Auth., Rev. Bonds (Elliot Hospital Obligated Group Issue), Series 2009-A, 6.00% 2027	3,000	3,363
Business Fin. Auth., Rev. Bonds (Elliot Hospital Obligated Group Issue), Series 2009-A, 6.125% 2039	18,115	19,998
Health and Education Facs. Auth., Rev. Bonds (Rivermead Issue), Series 2011-B-1, 5.55% 2017	400	401
Health and Education Facs. Auth., Rev. Bonds (Rivermead Issue), Series 2011-B-2, 5.30% 2017	2,595	2,599
Health and Education Facs. Auth., Rev. Ref. Bonds (Southern New Hampshire Medical Center Issue),
Series 2007-A, 5.00% 2037	8,500	8,943
Health and Education Facs. Auth., Rev. Ref. Bonds (Southern New Hampshire Medical Center Issue),
Series 2007-A, 5.25% 2028	3,000	3,196
Health and Educational Facs. Auth., Healthcare System Rev. Bonds
(Covenant Health Systems Obligated Group Issue), Series 2007-A, 5.25% 2024	1,910	2,089
Turnpike System Rev. Bonds, Ref. Series 2012-B, 5.00% 2020	1,000	1,198
		41,787
New Jersey 2.30%

Certs. of Part., Series 2008-A, 5.00% 2023	1,000	1,119
Econ. Dev. Auth., Cigarette Tax Rev. Bonds, Series 2004, RADIAN insured, 5.375% 2015 (escrowed to maturity)	1,500	1,652
Econ. Dev. Auth., Econ. Dev. Bonds (City of Elizabeth — Kapkowski Road Landfill Reclamation
Improvement Dist. Project), Series 1998-A, 6.375% 2018 (preref. 2014)	1,000	1,058
Bonds & notes
	Principal amount	Value
New Jersey (continued)	(000)	(000)

Econ. Dev. Auth., Econ. Dev. Bonds (City of Elizabeth — Kapkowski Road Landfill Reclamation
Improvement Dist. Project), Series 1998-A, 6.375% 2031 (preref. 2014)	$ 4,500	$ 4,763
Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Seabrook Village, Inc. Fac.),
Series 2006, 5.00% 2016	1,000	1,071
Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Seabrook Village, Inc. Fac.),
Series 2006, 5.25% 2026	1,925	2,001
Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Seabrook Village, Inc. Fac.),
Series 2006, 5.25% 2036	5,250	5,389
Econ. Dev. Auth., Rev. Bonds (Provident Group — Montclair Properties LLC —
Montclair State University Student Housing Project), Series 2010-A, 5.375% 2025	4,160	4,648
Econ. Dev. Auth., Rev. Bonds (Provident Group — Montclair Properties LLC —
Montclair State University Student Housing Project), Series 2010-A, 5.875% 2042	5,000	5,561
Econ. Dev. Auth., Rev. Ref. Bonds (Crane’s Mill Project), Series 2005-A, 5.00% 2015	470	483
Econ. Dev. Auth., Rev. Ref. Bonds (Crane’s Mill Project), Series 2005-A, 5.50% 2018	880	951
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2005-O, 5.00% 2018 (preref. 2015)	2,000	2,162
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2005-P, 5.25% 2018 (preref. 2015)	1,500	1,663
Econ. Dev. Auth., School Facs. Construction Notes, Series 2012-H, 1.02% 2017[1]	4,250	4,258
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2008-W, 5.00% 2019	2,315	2,670
Educational Facs. Auth., Rev. Ref. Bonds (Kean University Issue), Series 2009-A, 5.00% 2024	3,630	4,143
Educational Facs. Auth., Rev. Ref. Bonds (Kean University Issue), Series 2009-A, 5.50% 2036	2,500	2,798
Health Care Facs. Fncg. Auth., Rev. Bonds (AHS Hospital Corp. Issue), Series 2011, 6.00% 2041	1,500	1,813
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Barnabas Health Issue), Series 2011-A, 5.625% 2032	3,500	3,909
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Barnabas Health Issue), Series 2011-A, 5.625% 2037	3,500	3,883
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Barnabas Health Issue), Series 2012-A, 5.00% 2025	1,000	1,131
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (Kennedy Health System Obligated Group Issue),
Series 2012, 5.00% 2037	1,000	1,088
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (St. Clare’s Hospital, Inc. Issue),
Series 2004-A, RADIAN insured, 5.25% 2016 (escrowed to maturity)	4,740	5,366
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (St. Clare’s Hospital, Inc. Issue),
Series 2004-B, National insured, 5.25% 2015 (escrowed to maturity)	2,150	2,348
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (St. Peter’s University Hospital Obligated Group Issue),
Series 2011, 6.00% 2026	1,000	1,157
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2009-A, 5.00% 2017	8,000	9,034
Higher Education Student Assistance Auth., Student Loan Rev. Ref. Bonds, Series 2010-1A, 5.00% 2015	3,000	3,309
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds,
Series 2007-1-A, 4.625% 2026	9,500	9,242
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-backed Rev. Ref. Bonds,
Series 2007-1-A, 5.00% 2041	27,500	24,437
Transit Corp., Certs. of Part., Series 2003-A, AMBAC insured, 5.25% 2013	5,500	5,580
Transit Corp., Certs. of Part., Series 2005-A, FGIC-National insured, 5.00% 2018	7,750	8,415
Transit Corp., Certs. of Part., Series 2005-A, FGIC-National insured, 5.00% 2021	5,000	5,417
Transportation Trust Fund Auth., Transportation System Bonds (Capital Appreciation Bonds),
Series 2010-A, 0% 2030	10,000	4,641
Transportation Trust Fund Auth., Transportation System Bonds (Capital Appreciation Bonds),
Series 2010-A, 0% 2040	9,000	2,307
Transportation Trust Fund Auth., Transportation System Bonds,
Series 2004-A, FGIC-National insured, 5.75% 2025	5,000	6,298
Transportation Trust Fund Auth., Transportation System Bonds, Series 2008-A, 6.00% 2038	3,255	3,853
Transportation Trust Fund Auth., Transportation System Bonds, Series 2011-B, 5.50% 2031	2,000	2,321
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Current Interest Bonds,
Series 2006-A, 5.25% 2020	10,000	12,218
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Current Interest Bonds,
Series 2006-A, 5.25% 2021	10,000	12,206
Bonds & notes
	Principal amount	Value
New Jersey (continued)	(000)	(000)

Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Current Interest Bonds,
Series 2006-A, 5.25% 2022	$20,000	$ 24,355
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds,
Series 2005-B, AMBAC insured, 5.25% 2023	8,000	9,769
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-A, 5.00% 2020	3,000	3,591
Transportation Trust Fund Auth., Transportation System Bonds, Series 2005-D, 5.00% 2020 (preref. 2015)	4,000	4,374
Transportation Trust Fund Auth., Transportation System Bonds, Series 2008-A, 6.00% 2038 (preref. 2018)	1,745	2,212
Turnpike Auth., Turnpike Rev. Bonds, Series 2013-A, 5.00% 2025	5,000	5,818
Turnpike Auth., Turnpike Rev. Ref. Bonds, Series 2013-D, 0.80% 2024 (put 2018)[1]	3,100	3,109
Turnpike Auth., Turnpike Rev. Ref. Bonds, Series 2013-E, 0.74% 2023 (put 2017)[1]	4,015	4,018
Turnpike Auth., Turnpike Rev. Ref. Bonds, Series 2013-E, 0.80% 2024 (put 2018)[1]	3,625	3,635
		237,244
New Mexico 0.26%

Bernalillo County, Gross Receipts Tax Rev. Ref. Bonds, Series 1998, 5.20% 2021	6,040	7,172
Educational Assistance Foundation, Education Loan Rev. Ref. Bonds, Series 2010-A-2, 0.937% 2028[1]	2,500	2,487
City of Gallup, Pollution Control Rev. Ref. Bonds (Tri-State Generation and Transmission Assn., Inc. Project),
Series 2005, AMBAC insured, 5.00% 2015	5,025	5,455
Hospital Equipment Loan Council, Rev. Ref. Bonds (Haverland Charter Lifestyle Group),
Series 2012, 5.00% 2032	1,000	1,014
Mortgage Fin. Auth., Single-family Mortgage Program Bonds, Series 2009-C-2, Class I, 5.70% 2040	720	761
Mortgage Fin. Auth., Single-family Mortgage Program Bonds, Series 2009-D, Class I, 5.35% 2040	410	431
Mortgage Fin. Auth., Single-family Mortgage Program Class I Bonds, Series 2010-A, 4.50% 2028	995	1,057
Mortgage Fin. Auth., Single-family Mortgage Program Class I Bonds, Series 2010-A, 4.625% 2025	460	489
Mortgage Fin. Auth., Single-family Mortgage Program Rev. Ref. Bonds, Series 2009-B-2, Class I, 5.65% 2039	1,020	1,111
Mortgage Fin. Auth., Single-family Mortgage Program Rev. Ref. Bonds, Series 2009-E, Class I, 5.30% 2040	1,385	1,491
Sandoval County, Incentive Payment Rev. Ref. Bonds, Series 2005, 5.00% 2020	5,000	5,306
		26,774
New York 5.13%

City of Albany Industrial Dev. Agcy., Civic Fac. Rev. Ref. Bonds
(St. Peter’s Hospital of the City of Albany Project), Series 2008-A, 5.25% 2027	1,000	1,090
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Bonds
(Buffalo State College Foundation Housing Corp. Project), Series 2011-A, 6.00% 2031	1,000	1,187
County of Chautauqua Industrial Dev. Agcy., Exempt Fac. Rev. Bonds (NRG Dunkirk Power Project),
Series 2009, 5.875% 2042	2,000	2,224
Dormitory Auth. of the State of New York, North Shore-Long Island Jewish Obligated Group, Rev. Ref. Bonds,
Series 2011-A, 5.00% 2032	11,000	12,144
Dormitory Auth., FHA insured Mortgage Hospital Rev. Bonds (Kaleida Health), Series 2006, 4.60% 2027	6,730	7,129
Dormitory Auth., Fordham University Rev. Bonds, Series 2011-A, 5.50% 2036	500	570
Dormitory Auth., Lease Rev. Ref. Bonds (State University Educational Facs. Issue),
Series 2003, XLCA insured, 5.25% 2032 (put 2013)	3,000	3,012
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	5,000	6,039
Dormitory Auth., Mount Sinai Hospital Obligated Group Rev. Ref. Bonds, Series 2010-A, 5.00% 2026	1,250	1,392
Dormitory Auth., Municipal Health Facs. Improvement Program Lease Rev. Bonds,
Series 2001-2, Subseries 2-2, 5.00% 2023	10,000	11,437
Dormitory Auth., Municipal Health Facs. Improvement Program Lease Rev. Bonds,
Series 2001-2, Subseries 2-3, 5.00% 2023	7,150	8,177
Dormitory Auth., Municipal Health Facs. Improvement Program Lease Rev. Bonds,
Series 2001-2, Subseries 2-3, 5.00% 2026	3,535	3,976
Dormitory Auth., Rochester General Hospital Insured Rev. Bonds,
Series 2005, RADIAN insured, 5.00% 2013 (escrowed to maturity)	2,710	2,774
Dormitory Auth., Rochester General Hospital Insured Rev. Bonds,
Series 2005, RADIAN insured, 5.00% 2015 (escrowed to maturity)	1,495	1,659
Bonds & notes
	Principal amount	Value
New York (continued)	(000)	(000)

Dormitory Auth., School Districts Rev. Bond Fncg. Program Rev. Bonds,
Series 2012-F, Assured Guaranty Municipal insured, 5.00% 2020	$ 1,100	$ 1,327
Dormitory Auth., Secured Hospital Rev. Ref. Bonds (Interfaith Medical Center), Series 2007, 5.00% 2019	2,100	2,457
Dormitory Auth., Secured Hospital Rev. Ref. Bonds (Interfaith Medical Center), Series 2007, 5.00% 2020	3,400	4,011
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2008-B, 5.00% 2023	10,000	11,820
Dormitory Auth., State Personal Income Tax Rev. Bonds (Education), Series 2009-A, 5.00% 2028	8,000	9,347
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2010-E, 5.00% 2018	6,000	7,086
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2011-A, 5.00% 2033	8,760	9,817
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2011-C, 5.00% 2041	1,890	2,084
Energy Research and Dev. Auth., Pollution Control Rev. Ref. Bonds (Electric & Gas Corp. Project),
Series 1994-B, 3.00% 2029 (put 2013)	6,000	6,001
Energy Research and Dev. Auth., Pollution Control Rev. Ref. Bonds (Electric & Gas Corp. Project),
Series 1994-C, 3.00% 2029 (put 2013)	4,000	4,001
Environmental Facs. Corp., State Clean Water and Drinking Water Rev. Ref. Second Resolution Bonds
(New York City Municipal Water Fin. Auth. Projects), Series 2002-K, 5.50% 2017	5,000	5,956
Environmental Facs. Corp., State Clean Water and Drinking Water Revolving Funds Rev. Bonds (New York
City Municipal Water Fin. Auth. Projects — Second Resolution Bonds), Series 2011-B, 5.00% 2036	2,500	2,860
Erie County Industrial Dev. Agcy., School Fac. Rev. Bonds (City School Dist. of the City of Buffalo Project),
Series 2011-A, 5.25% 2025	500	586
Erie County Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project),
Series 2011-B, 5.00% 2024	1,000	1,162
Erie County Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project),
Series 2012-A, 5.00% 2025	1,000	1,171
Erie County Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project),
Series 2013-A, 5.00% 2026	6,000	7,027
Erie County Industrial Dev. Agcy., School Fac. Rev. Ref. Bonds (City School Dist. of the City of Buffalo Project),
Series 2013-A, 5.00% 2027	2,000	2,327
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012 Series A, 5.25% 2047	7,500	8,247
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012 Series A, 5.75% 2047	9,500	10,975
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (4 World Trade Center Project), Series 2011, 5.00% 2031	4,500	5,041
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (4 World Trade Center Project), Series 2011, 5.00% 2044	6,750	7,268
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (7 World Trade Center Project), Series 2012, 5.00% 2043	4,000	4,295
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (Bank of America Tower at One Bryant Park Project),
Series 2010, 6.375% 2049	19,800	23,498
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-C, 5.50% 2014 (preref. 2013)	2,400	2,432
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-C, 5.50% 2021 (preref. 2013)	1,000	1,013
Long Island Power Auth., Electric System General Rev. Bonds, Series 2003-C, CIFG insured, 5.25% 2029	4,000	4,765
Long Island Power Auth., Electric System General Rev. Bonds, Series 2012-A, 5.00% 2042	8,600	9,290
Long Island Power Auth., Electric System General Rev. Ref. Bonds, Series 2003-B, 5.25% 2013	1,500	1,500
Long Island Power Auth., Electric System General Rev. Ref. Bonds, Series 2009-A, 5.25% 2021	1,000	1,170
Long Island Power Auth., Electric System General Rev. Ref. Bonds, Series 2009-A, 5.75% 2039	5,000	5,755
Long Island Power Auth., Electric System General Rev. Ref. Bonds, Series 2009-A, 6.25% 2033	2,000	2,422
Metropolitan Transportation Auth., Dedicated Tax Fund Bonds, Series 2009-B, 5.00% 2034	1,000	1,104
Metropolitan Transportation Auth., Dedicated Tax Fund Bonds, Series 2009-B, 5.25% 2022	5,000	5,997
Metropolitan Transportation Auth., Dedicated Tax Fund Bonds, Series 2009-B, 5.25% 2030	2,000	2,291
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2002-B-3C, 1.07% 2019[1]	8,900	8,955
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2002-B-3D, 1.12% 2020[1]	11,100	11,179
Metropolitan Transportation Auth., Dedicated Tax Fund Rev. Ref. Bonds, Series 2012-A, 5.00% 2022	1,680	2,046
Metropolitan Transportation Auth., Transportation Rev. Bonds,
Series 2003-B, FGIC-National insured, 5.25% 2021	5,000	6,110
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2005-C, 5.00% 2016	1,000	1,143
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2008-C, 5.50% 2018	6,500	7,278
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2011-D, 5.00% 2036	6,000	6,569
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2012-E, 5.00% 2024	2,000	2,353
Bonds & notes
	Principal amount	Value
New York (continued)	(000)	(000)

Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2013-A, 5.00% 2038	$ 1,000	$ 1,084
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2011-C, 5.00% 2023	5,000	5,879
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2024	10,000	11,763
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2029	7,000	7,945
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-D, 5.00% 2032	3,105	3,463
Metropolitan Transportation Auth., Transportation Rev. Ref. Bonds, Series 2012-F, 5.00% 2030	3,000	3,389
Monroe County Industrial Dev. Corp., FHA insured Mortgage Rev. Bonds (Unity Hospital of Rochester Project),
Series 2010, 5.50% 2040	1,000	1,126
Mortgage Agcy., Mortgage Rev. Ref. Bonds, Series 48, 2.625% 2041	500	516
Municipal Bond Bank Agcy., Special School Purpose Rev. Ref. Bonds (Prior Year Claims — City of New York),
Series 2012-A, 5.00% 2021	2,000	2,436
Nassau County Local Econ. Assistance Corp., Rev. Ref. Bonds
(Winthrop-University Hospital Association Project), Series 2012, 5.00% 2037	1,000	1,064
City of New York, G.O. Bonds Series H, 5.00% 2015 (preref. 2014)	580	612
City of New York, G.O. Bonds, Fiscal 2004 Series H, 5.00% 2016 (preref. 2014)	1,415	1,493
City of New York, G.O. Bonds, Fiscal 2005 Series N, 5.00% 2020 (preref. 2015)	1,905	2,093
City of New York, G.O. Bonds, Fiscal 2004 Series H, 5.00% 2016	1,585	1,669
City of New York, G.O. Bonds, Fiscal 2005 Series N, 5.00% 2020	595	652
City of New York, G.O. Bonds, Fiscal 2006 Series J-1, 5.00% 2021	3,750	4,216
City of New York, G.O. Bonds, Fiscal 2008 Series J-4, 0.67% 2025[1]	2,350	2,383
City of New York, G.O. Bonds, Fiscal 2012 Series I, 5.00% 2023	5,000	6,049
City of New York, G.O. Bonds, Fiscal 2013 Series F-1, 5.00% 2037	3,000	3,386
City of New York, G.O. Bonds, Fiscal 2013 Series H, 5.00% 2023	3,855	4,718
City of New York, G.O. Bonds, Fiscal 2013 Series J, 5.00% 2023	1,500	1,836
City of New York, G.O. Bonds, Series H, 5.00% 2015	1,420	1,499
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2009-C-1, 5.50% 2034	1,000	1,091
New York City Housing Dev. Corp., Multi-family Housing Rev. Bonds, Series 2009-K, 4.90% 2034	3,000	3,214
New York City Municipal Water Fin. Auth., Water and Sewer System Rev. Ref. Bonds,
Fiscal 2006 Series C, 4.75% 2033	10,000	10,866
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds,
Fiscal 2009 Series EE, 5.00% 2018	5,000	5,976
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds,
Fiscal 2012 Series BB, 5.25% 2044	3,000	3,355
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution
Rev. Ref. Bonds, Fiscal 2007 Series DD, 4.75% 2035	7,500	8,063
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution
Rev. Ref. Bonds, Fiscal 2010 Series FF, 5.00% 2025	2,255	2,660
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution
Rev. Ref. Bonds, Fiscal 2011 Series GG, 5.00% 2026	2,000	2,337
New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution
Rev. Ref. Bonds, Fiscal 2011 Series GG, 5.00% 2043	2,000	2,187
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2009 Series S-5, 5.25% 2022	5,000	5,968
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2012 Series S-1-A, 5.00% 2032	12,730	14,333
New York City Transitional Fin. Auth., Building Aid Rev. Bonds, Fiscal 2013 Series S-1, 5.00% 2033	1,825	2,053
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2011 Series D, 5.00% 2024	1,000	1,180
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2012 Series E-1, 5.00% 2037	2,000	2,234
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2012 Series F-1, 5.00% 2039	5,000	5,560
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2013 Series F-1, 5.00% 2028	1,500	1,753
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2013 Series F-1, 5.00% 2036	1,000	1,132
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series A-1, 5.00% 2021	5	6
New York City Transitional Fin. Auth., Multi-Modal Rev. Ref. Bonds, Series 2011-B, 5.00% 2020	1,500	1,820
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Series A-1, 5.00% 2021 (preref. 2016)	4,995	5,673
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2008-A, 5.50% 2020	7,120	8,248
New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2021	1,500	1,771
Bonds & notes
	Principal amount	Value
New York (continued)	(000)	(000)

New York City, Health and Hospitals Corp., Health System Rev. Ref. Bonds, Series 2010-A, 5.00% 2024	$ 5,000	$ 5,692
Port Auth., Special Project Bonds (JFK International Air Terminal LLC Project), Series 8, 5.00% 2020	1,000	1,144
Port Auth., Special Project Bonds (JFK International Air Terminal LLC Project), Series 8, 6.00% 2036	7,000	8,171
Port Auth., Special Project Bonds (JFK International Air Terminal LLC Project), Series 8, 6.00% 2042	13,000	15,134
Seneca Nation of Indians, Rev. Bonds, Series A, 5.00% 2023[2]	10,900	11,443
Seneca Nation of Indians, Rev. Bonds, Series A, 5.25% 2016[2]	2,750	2,926
Suffolk County Econ. Dev. Corp., Rev. Ref. Bonds
(Catholic Health Services of Long Island Obligated Group Project), Series 2011, 5.00% 2028	2,500	2,798
Suffolk County Industrial Dev. Agcy., Continuing Care Retirement Community Rev. Ref. Bonds
(Jefferson’s Ferry Project), Series 2006, 5.00% 2028	3,000	3,149
Thruway Auth., General Rev. Bonds, Series I, 5.00% 2042	5,500	5,990
Thruway Auth., Local Highway and Bridge Service Contract Rev. Ref. Bonds, Series 2009, 5.00% 2016	5,000	5,620
Thruway Auth., Second General Highway and Bridge Trust Fund Bonds, Series 2008-A, 5.00% 2022	1,500	1,751
Thruway Auth., Second General Highway and Bridge Trust Fund Rev. Ref. Bonds, Series 2012-A, 5.00% 2030	1,000	1,150
Tobacco Settlement Fin. Corp., Rev. Ref. Bonds (State Contingency Contract Secured),
Series 2011-B, 5.00% 2018	500	590
Triborough Bridge and Tunnel Auth. (MTA Bridges and Tunnels), General Rev. Ref. Bonds,
Series 2005-B-4E, 0.783% 2032 (put 2017)[1]	4,000	4,005
Triborough Bridge and Tunnel Auth. (MTA Bridges and Tunnels), Rev. Ref. Bonds, Series 2013-A, 5.00% 2023	2,500	3,000
Urban Dev. Corp., Service Contract Rev. Ref. Bonds, Series 2008-D, 5.25% 2021	8,500	9,906
Westchester County Health Care Corp., Rev. Bonds, Series 2010-B, 5.125% 2020	1,000	1,183
		528,949
North Carolina 1.04%

Broad River Water Auth., Water System Rev. Ref. Bonds, Series 2005, XLCA insured, 5.00% 2015	1,260	1,368
Broad River Water Auth., Water System Rev. Ref. Bonds, Series 2005, XLCA insured, 5.00% 2016	1,220	1,315
Broad River Water Auth., Water System Rev. Ref. Bonds, Series 2005, XLCA insured, 5.00% 2017	1,390	1,489
Capital Improvement Limited Obligation Bonds, Series 2009-A, 5.00% 2025	2,750	3,184
Capital Improvement Limited Obligation Bonds, Series 2009-A, 5.00% 2027	2,500	2,893
Capital Improvement Limited Obligation Bonds, Series 2009-A, 5.00% 2028	2,245	2,595
City of Charlotte, Charlotte Douglas International Airport, Airport Rev. Bonds, Series 2011-A, 5.00% 2036	1,245	1,379
City of Charlotte, Charlotte Douglas International Airport, Airport Rev. Bonds, Series 2011-A, 5.00% 2041	1,000	1,106
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2022	2,815	3,556
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2026	1,990	2,608
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds,
Series 1993-B, FGIC-National insured, 6.00% 2025	11,225	14,544
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, National insured, 6.00% 2026	2,500	3,277
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2003-D, 5.50% 2014	2,750	2,833
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2005-A, AMBAC insured, 5.00% 2020	11,000	12,153
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2008-A, 5.00% 2023	1,400	1,562
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2008-A, 5.00% 2024	9,855	10,931
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 2009-B, 5.00% 2026	2,000	2,229
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds
(Lutheran Services for the Aging), Series 2012-A, 5.00% 2037	1,000	1,012
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds
(Lutheran Services for the Aging), Series 2012-A, 5.00% 2042	3,360	3,392
Medical Care Commission, Health Care Facs. Rev. Bonds (Duke University Health System),
Series 2012-A, 5.00% 2035	1,000	1,131
Medical Care Commission, Health Care Facs. Rev. Ref. Bonds (Wake Forest Baptist Obligated Group),
Series 2012-C, 0.86% 2033 (put 2017)[1]	2,000	2,001
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Carolina Village Project),
Series 2008-A, 6.00% 2038	5,000	5,252
Municipal Power Agcy. No. 1, Catawba Electric Rev. Ref. Bonds, Series 2009-A, 5.00% 2030	2,000	2,207
Municipal Power Agcy. No. 1, Catawba Electric Rev. Ref. Bonds, Series 2010-B, 5.00% 2020	3,350	4,014
Bonds & notes
	Principal amount	Value
North Carolina (continued)	(000)	(000)

Municipal Power Agcy. No. 1, Catawba Electric Rev. Ref. Bonds, Series 2012-A, 4.00% 2019	$ 2,500	$ 2,836
Municipal Power Agcy. No. 1, Catawba Electric Rev. Ref. Bonds, Series 2012-A, 4.00% 2020	1,000	1,136
Municipal Power Agcy. No. 1, Catawba Electric Rev. Ref. Bonds, Series 2012-A, 5.00% 2019	5,000	5,938
Municipal Power Agcy. No. 1, Catawba Electric Rev. Ref. Bonds, Series 2012-A, 5.00% 2020	1,250	1,498
Onslow County Hospital Auth., FHA insured Mortgage Rev. Ref. Bonds (Onslow Memorial Hospital Project),
Series 2006, National insured, 5.00% 2023	1,125	1,204
Onslow County Hospital Auth., FHA insured Mortgage Rev. Ref. Bonds (Onslow Memorial Hospital Project),
Series 2006, National insured, 5.00% 2024	1,155	1,224
Onslow County Hospital Auth., FHA insured Mortgage Rev. Ref. Bonds (Onslow Memorial Hospital Project),
Series 2006, National insured, 5.00% 2024	1,185	1,255
Onslow County Hospital Auth., FHA insured Mortgage Rev. Ref. Bonds (Onslow Memorial Hospital Project),
Series 2006, National insured, 5.125% 2021	500	544
Onslow County Hospital Auth., FHA insured Mortgage Rev. Ref. Bonds (Onslow Memorial Hospital Project),
Series 2006, National insured, 5.125% 2022	1,040	1,121
Dept. of State Treasurer, Grant Anticipation Rev. Vehicle Bonds, Series 2009, 5.00% 2018	2,000	2,352
		107,139
North Dakota 0.01%

Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2012-A, 3.75% 2042	1,000	1,085
Ohio 3.65%

Air Quality Dev. Auth., Air Quality Dev. Rev. Bonds (FirstEnergy Generation Corp. Project),
Series 2009-A, 5.70% 2020	16,215	19,167
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project),
Series 2009-A, 5.70% 2014	4,000	4,109
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project),
Series 2009-C, 5.625% 2018	17,200	19,948
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Nuclear Generation Corp. Project),
Series 2009-A, 5.75% 2033 (put 2016)	1,000	1,110
Air Quality Dev. Auth., Rev. Ref. Bonds (Ohio Power Co. Project), Series 2010-A, 3.25% 2041 (put 2014)	2,600	2,650
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Bonds
(Akron General Health System), Series 2012, 5.00% 2031	3,000	3,161
County of Allen, Hospital Facs. Rev. Ref. and Improvement Bonds (Catholic Health Partners),
Series 2012-A, 5.00% 2033	16,000	17,689
County of Allen, Hospital Facs. Rev. Ref. Bonds (Catholic Healthcare Partners), Series 2010-A, 5.00% 2038	5,850	6,317
American Municipal Power, Inc., AMP Fremont Energy Center Project Rev. Bonds, Series 2012-B, 5.00% 2037	2,000	2,179
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds,
Convertible Capital Appreciation Bonds, Series 2007-A-3, 6.25% 2037	5,000	4,785
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds,
Series 2007-A-2, 5.875% 2030	39,585	36,831
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds,
Series 2007-A-2, 5.875% 2047	36,655	33,254
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-backed Bonds, Current Interest Bonds,
Series 2007-A-2, 6.50% 2047	30,230	29,503
Building Auth., State Facs. Rev. Ref. Bonds (Adult Correctional Building Fund Projects),
Series 2004-C, National insured, 5.25% 2017	10,000	11,811
County of Butler, Hospital Facs. Rev. Bonds (Cincinnati Children’s Hospital Medical Center Project),
Series 2006-K, FGIC-National insured, 4.25% 2030	4,000	4,015
County of Hamilton, Hospital Facs. Rev. Bonds (Cincinnati Children’s Hospital Medical Center),
Series 2004-J, FGIC-National insured, 5.25% 2034	1,250	1,266
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2010, 5.50% 2040	6,000	6,542
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2010, 5.75% 2040	11,000	12,288
City of Centerville, Health Care Rev. Ref. Bonds
(Bethany Lutheran Village Continuing Care Fac. Expansion Project), Series 2007-A, 6.00% 2027	3,080	3,243
Bonds & notes
	Principal amount	Value
Ohio (continued)	(000)	(000)

City of Centerville, Health Care Rev. Ref. Bonds
(Bethany Lutheran Village Continuing Care Fac. Expansion Project), Series 2007-A, 6.00% 2038	$ 2,000	$ 2,079
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2000-C,
Assured Guaranty Municipal insured, 5.00% 2031	8,000	8,600
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2006-A, AMBAC insured, 5.25% 2021	8,000	9,526
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2011-A, 5.00% 2022	3,000	3,467
City of Cleveland, Airport System Rev. Ref. Bonds,
Series 2011-A, Assured Guaranty Municipal insured, 5.00% 2021	2,000	2,353
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2026	3,000	3,387
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2028	3,000	3,332
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2029	3,000	3,316
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2030	3,655	4,020
City of Cleveland, Airport System Rev. Ref. Bonds,
Series 2012-A, Assured Guaranty Municipal insured, 5.00% 2028	4,000	4,459
City of Cleveland, Airport System Rev. Ref. Bonds,
Series 2012-A, Assured Guaranty Municipal insured, 5.00% 2031	1,000	1,110
County of Franklin, Health Care Facs. Improvement Rev. Bonds (Presbyterian Retirement Services Project),
Series 2010-A, 5.625% 2026	1,600	1,764
County of Franklin, Rev. Ref. Bonds (Trinity Health Credit Group), Series 2005-A, 5.00% 2015	1,710	1,859
County of Gallia, Hospital Facs. Rev. Ref. and Improvement Bonds
(Holzer Health System Obligated Group Project), Series 2012-A, 8.00% 2042	5,000	5,619
County of Hamilton, Healthcare Facs. Rev. Bonds (Christ Hospital Project), Series 2012, 5.00% 2042	3,500	3,683
County of Hamilton, Healthcare Facs. Rev. Bonds (Christ Hospital Project), Series 2012, 5.25% 2032	4,075	4,488
County of Hamilton, Healthcare Rev. Ref. Bonds (Life Enriching Communities Project),
Series 2006-A, 5.00% 2037	14,455	14,746
Higher Education G.O. Ref. Bonds, Series 2009-A, 5.00% 2019	5,000	6,034
Infrastructure Improvement G.O. Bonds, Series 2008-A, 5.375% 2028	1,575	1,852
Higher Educational Fac. Commission, Rev. Bonds (Kenyon College 2002 Project), 4.85% 2037 (put 2014)	2,000	2,078
Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2008-A, 5.25% 2029	2,000	2,203
Hospital Rev. Bonds (Cleveland Clinic Health System Obligated Group), Series 2008-A, 5.25% 2033	3,000	3,284
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2012-A, 5.00% 2038	5,000	5,522
Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2007-A, 4.50% 2031	2,750	2,863
Hospital Rev. Bonds (University Hospitals Health System, Inc.), Series 2009-C-2, 4.875% 2039 (put 2015)	1,000	1,077
Housing Fin. Agcy., Capital Fund Rev. Bonds, Series 2007-A, Assured Guaranty Municipal insured, 5.00% 2022	5,565	6,257
Housing Fin. Agcy., Residential Mortgage Rev. Ref. Bonds (Mortgage-backed Securities Program),
Series 2009-E, 5.00% 2039	705	758
Housing Fin. Agcy., Residential Mortgage Rev. Ref. Bonds, Series 2009-C, 4.50% 2039	1,045	1,075
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2010-1, 5.00% 2028	6,105	6,600
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2011-1, 4.80% 2028	775	834
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2011-2, 4.50% 2028	420	450
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds, Series 2011-3, 4.50% 2029	1,165	1,260
County of Lake, Hospital Facs. Rev. Ref. Bonds (Lake Hospital System, Inc.), Series 2008-C, 5.625% 2029	3,000	3,303
County of Lucas, Hospital Rev. Ref. Bonds (ProMedica Healthcare Obligated Group),
Series 2005-B, AMBAC insured, 5.00% 2020	5,000	5,481
Major New State Infrastructure Project Rev. Bonds, Series 2012-1, 5.00% 2020	1,000	1,218
Major New State Infrastructure Project Rev. Bonds, Series 2012-1, 5.00% 2021	1,750	2,133
County of Miami, Hospital Facs. Rev. Ref. and Improvement Bonds (Upper Valley Medical Center),
Series 2006, 5.25% 2021	1,660	1,800
County of Miami, Hospital Facs. Rev. Ref. and Improvement Bonds (Upper Valley Medical Center),
Series 2006, 5.25% 2026	3,250	3,436
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project),
Series 2013, 5.00% 2033	6,500	6,604
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project),
Series 2013, 5.00% 2044	1,500	1,477
Bonds & notes
	Principal amount	Value
Ohio (continued)	(000)	(000)

County of Richland, Hospital Facs. Rev. Ref. Bonds (MedCentral Health System Obligated Group),
Series 2006, 5.125% 2021	$ 1,000	$ 1,075
Turnpike Rev. Ref. Bonds, Series 2010-A, 5.25% 2027	2,500	3,090
University of Cincinnati, General Receipts Rev. Ref. Bonds,
Series 2009-C, Assured Guaranty insured, 5.00% 2016	3,520	3,971
University of Cincinnati, General Receipts Rev. Ref. Bonds,
Series 2009-C, Assured Guaranty insured, 5.00% 2017	2,335	2,700
		376,111
Oklahoma 0.26%

Dev. Fin. Auth., Health System Rev. Ref. Bonds (Obligated Group Consisting of INTEGRIS
Baptist Medical Center, Inc., INTEGRIS South Oklahoma City Hospital Corp. and
INTEGRIS Rural Health, Inc.), Series 2008-B, 5.25% 2038	5,000	5,504
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds (Homeownership Loan Program),
Series 2009-A, 5.25% 2029	460	496
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds (Homeownership Loan Program),
Series 2009-B, 4.90% 2036	2,885	2,995
Housing Fin. Agcy., Single-family Mortgage Rev. Bonds (Homeownership Loan Program),
Series 2012-A, 5.00% 2043	1,000	1,145
Langston Econ. Dev. Auth., Rev. Ref. Bonds (Langston University Student Housing/
LDF Student Housing, LLC Project), Series 2006-A, ACA insured, 4.75% 2021	950	1,003
Langston Econ. Dev. Auth., Rev. Ref. Bonds (Langston University Student Housing/
LDF Student Housing, LLC Project), Series 2006-A, ACA insured, 4.75% 2023	2,035	2,134
Langston Econ. Dev. Auth., Rev. Ref. Bonds (Langston University Student Housing/
LDF Student Housing, LLC Project), Series 2006-A, ACA insured, 4.875% 2030	3,000	3,088
Municipal Power Auth., Power Supply System Rev. Ref. Bonds, Series 2005-A, 0.87% 2023 (put 2013)[1]	1,830	1,831
Tulsa County Industrial Auth., Health Care Rev. Bonds (St. Francis Health System, Inc.), Series 2006, 5.00% 2020	1,250	1,422
Tulsa County Industrial Auth., Health Care Rev. Bonds (St. Francis Health System, Inc.), Series 2006, 5.00% 2023	2,045	2,327
Tulsa Industrial Auth., Rev. Ref. Bonds (University of Tulsa), Series 2009, 6.00% 2027	3,000	3,441
Turnpike Auth., Turnpike System Rev. Bonds, Series 2011-B, 5.00% 2029	1,650	1,897
		27,283
Oregon 0.19%

Dept. of Administrative Services, Lottery Rev. Bonds, Series 2009-A, 5.00% 2028	3,500	3,961
Cow Creek Band of Umpqua Tribe of Indians, Tax Rev. Bonds, Series 2006-C, 5.625% 2026	5,830	5,643
Hospital Facs. Auth. of the City of Medford, Rev. Ref. Bonds (Rogue Valley Manor), Series 2013-A, 5.00% 2033	2,000	2,153
Hospital Facs. Auth. of the City of Medford, Rev. Ref. Bonds (Rogue Valley Manor), Series 2013-A, 5.00% 2042	4,700	4,930
Port of Portland, Portland International Airport Passenger Fac. Charge Rev. Bonds, Series 2011-A, 5.50% 2031	3,000	3,466
		20,153
Pennsylvania 2.25%

Allegheny County Hospital Dev. Auth., University of Pittsburgh Medical Center Rev. Bonds,
Series 2008-B, 5.00% 2018	9,250	10,944
Higher Educational Facs. Auth., University of Pittsburgh Medical Center Rev. Ref. Bonds,
Series 2010-E, 5.00% 2021	5,285	6,268
Beaver County Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds
(FirstEnergy Nuclear Generation Project), Series 2008-A, 2.70% 2035 (put 2018)	5,000	5,075
Econ. Dev. Fncg. Auth., Exempt Facs. Rev. Bonds (Allegheny Energy Supply Co., LLC Project),
Series 2009, 7.00% 2039	10,500	12,461
Bucks County Industrial Dev. Auth., Retirement Community Rev. Bonds (Ann’s Choice, Inc. Fac.),
Series 2005-A, 5.90% 2027	800	803
Bucks County Industrial Dev. Auth., Retirement Community Rev. Bonds (Ann’s Choice, Inc. Fac.),
Series 2005-A, 6.125% 2025	4,000	4,058
Bonds & notes
	Principal amount	Value
Pennsylvania (continued)	(000)	(000)

Bucks County Industrial Dev. Auth., Retirement Community Rev. Bonds (Ann’s Choice, Inc. Fac.),
Series 2005-A, 6.25% 2035	$10,400	$10,551
Bucks County Industrial Dev. Auth., Retirement Community Rev. Bonds (Ann’s Choice, Inc. Fac.),
Series 2005-B-2, 5.25% 2036 (put 2016)[1]	850	850
Chester County Health and Education Facs. Auth., Health System Rev. Ref. Bonds (Jefferson Health System),
Series 2010-A, 5.00% 2031	5,000	5,513
Commonwealth Fncg. Auth., Rev. Bonds, Series 2013-B, 5.00% 2036	1,500	1,640
Cumberland County Municipal Auth., Rev. Ref. Bonds (Presbyterian Homes Obligated Group Project),
Series 2008-A, 5.00% 2017	1,395	1,474
Delaware River Port Auth., Port Dist. Project Rev. Ref. Bonds, Series 2012, 5.00% 2021	3,100	3,571
Delaware River Port Auth., Port Dist. Project Rev. Ref. Bonds, Series 2012, 5.00% 2022	1,275	1,461
East Hempfield Township Industrial Dev. Auth. Rev. Bonds (Student Services, Inc.
Student Housing Project at Millersville University of Pennsylvania), Series 2013, 5.00% 2030	1,000	1,080
East Hempfield Township Industrial Dev. Auth. Rev. Bonds (Student Services, Inc.
Student Housing Project at Millersville University of Pennsylvania), Series 2013, 5.00% 2045	200	210
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project),
Series 2009, 1.75% 2033 (put 2015)	500	509
Econ. Dev. Fncg. Auth., Unemployment Compensation Rev. Bonds, Series 2012-A, 5.00% 2019	6,500	7,871
G.O. Bonds, First Series 2012, 5.00% 2019	10,000	12,070
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project),
Series 2008, 5.00% 2018	1,860	2,010
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project),
Series 2008, 6.00% 2042	2,500	2,721
Higher Educational Facs. Auth., Rev. Bonds (Shippensburg University Student Services, Inc.
Student Housing Project at Shippensburg University of Pennsylvania), Series 2011, 6.25% 2043	690	805
Higher Educational Facs. Auth., Rev. Bonds (Shippensburg University Student Services, Inc.
Student Housing Project at Shippensburg University of Pennsylvania), Series 2012, 5.00% 2030	1,000	1,102
Higher Educational Facs. Auth., Rev. Bonds (Shippensburg University Student Services, Inc.
Student Housing Project at Shippensburg University of Pennsylvania), Series 2012, 5.00% 2044	1,350	1,448
Higher Educational Facs. Auth., Saint Joseph’s University Rev. Ref. Bonds, Series 2010-A, 5.00% 2025	1,075	1,206
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc.
Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2010, 5.00% 2031	6,170	6,516
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc.
Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2010, 5.00% 2042	3,000	3,142
Higher Educational Facs. Auth., University of Pennsylvania Health System, Rev. Bonds,
Series 2011-A, 5.75% 2041	1,000	1,157
Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds (City of Philadelphia Funding Program),
Series 2009, 5.00% 2020	6,285	7,436
Lycoming County Auth., Health System Rev. Bonds (Susquehanna Health System Project),
Series 2009-A, 5.75% 2039	2,000	2,175
Montgomery County Industrial Dev. Auth., Mortgage Rev. Bonds
(Whitemarsh Continuing Care Retirement Community Project), Series 2005, 6.00% 2021	4,500	4,584
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Bonds
(ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2006-A, 4.50% 2036	7,500	7,515
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2015	2,500	2,722
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2006-B, 5.00% 2017	2,300	2,547
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2024	2,500	2,799
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2025	2,800	3,104
Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2026	3,000	3,312
Bonds & notes
	Principal amount	Value
Pennsylvania (continued)	(000)	(000)

Montgomery County Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds
(ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2028	$ 500	$ 544
Pennsylvania State University Bonds, Series 2009-A, 5.00% 2024	1,000	1,158
Pennsylvania State University Bonds, Series 2009-A, 5.00% 2027	1,000	1,136
City of Philadelphia, Water and Wastewater Rev. Bonds, Series 2009-A, 5.25% 2025	2,000	2,251
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds
(Children’s Hospital of Philadelphia Project), Series 2007-A, 4.50% 2026	2,395	2,555
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds
(Children’s Hospital of Philadelphia Project), Series 2007-A, 4.50% 2027	2,505	2,664
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Bonds
(Temple University Health System Obligated Group), Series 2012-A, 5.625% 2042	11,600	12,385
Hospitals and Higher Education Facs. Auth. of Philadelphia, Hospital Rev. Ref. Bonds
(Temple University Hospital), Series 2007-B, 5.00% 2017	5,135	5,509
State Public School Building Auth., School Lease Rev. Bonds (School Dist. of Philadelphia Project),
Series 2012, 5.00% 2023	1,180	1,353
State Public School Building Auth., School Lease Rev. Bonds (School Dist. of Philadelphia Project),
Series 2012, 5.00% 2025	2,000	2,235
State Public School Building Auth., School Lease Rev. Bonds (School Dist. of Philadelphia Project),
Series 2012, 5.00% 2026	1,000	1,106
State Public School Building Auth., School Lease Rev. Bonds (School Dist. of Philadelphia Project),
Series 2012, 5.00% 2027	1,000	1,096
State Public School Building Auth., School Lease Rev. Ref. Bonds (School Dist. of Philadelphia Project),
Series 2006-B, Assured Guaranty Municipal insured, 5.00% 2027	9,820	11,306
Health Care Facs. Auth. of Sayre, Rev. Ref. Bonds (Guthrie Health Issue), Series 2007, 0.972% 2024[1]	14,525	13,505
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2012-B, 4.00% 2033	11,600	11,112
Susquehanna Area Regional Airport Auth., Subordinate Airport System Rev. Bonds, Series 2012-C, 3.00% 2017	3,250	3,270
Turnpike Commission, Turnpike Rev. Bonds, Series 2013-A, 0.72% 2017[1]	2,000	2,013
University of Pittsburgh- of the Commonwealth System of Higher Education, University Capital Project Bonds,
Series 2005-A, 5.50% 2037 (put 2013)	4,250	4,314
University of Pittsburgh- of the Commonwealth System of Higher Education, University Capital Project Bonds,
Series 2009-B, 5.00% 2028	4,000	4,655
Redev. Auth. of the County of Washington, Redev. Bonds (Victory Centre Project — Tanger Outlet Dev.),
Series 2006-A, 5.45% 2035	2,655	2,715
Westmoreland County Industrial Dev. Auth., Retirement Community Rev. Ref. Bonds
(Redstone Presbyterian SeniorCare Obligated Group), Series 2005-A, 5.75% 2026	2,800	2,879
		232,471
Puerto Rico 0.21%

Aqueduct and Sewer Auth., Rev. Ref. Bonds, Series 2008-A, 6.125% 2024	5,255	5,617
Public Buildings Auth., Government Facs. Rev. Ref. Bonds, Series M-1, 6.25% 2021	3,000	3,302
Public Improvement Ref. Bonds (G.O. Bonds), Series 2007-A, FGIC insured, 5.50% 2021	1,500	1,576
Public Improvement Ref. Bonds (G.O. Bonds), Series 2012-A, 5.50% 2039	2,000	2,022
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2010-A, 5.375% 2039	2,000	2,101
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2007-A, FGIC-National insured, 0% 2040	7,000	1,589
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2011-C, 4.75% 2039	3,815	3,944
Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series 2011-C, 5.00% 2040	1,250	1,320
		21,471
Rhode Island 0.29%

Depositors Econ. Protection Corp., Special Obligation Rev. Ref. Bonds,
Series 1993-A, 5.75% 2021 (escrowed to maturity)	1,210	1,558
Depositors Econ. Protection Corp., Special Obligation Rev. Ref. Bonds,
Series 1993-A, 5.75% 2021 (escrowed to maturity)	2,715	3,496
Bonds & notes
	Principal amount	Value
Rhode Island (continued)	(000)	(000)

Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue),
Series 2006-A, Assured Guaranty Municipal insured, 5.00% 2016	$ 9,030	$ 10,028
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue),
Series 2006-A, Assured Guaranty Municipal insured, 5.00% 2017	7,145	7,883
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue),
Series 2006-A, Assured Guaranty Municipal insured, 5.00% 2018	5,360	5,877
City of Providence, Special Obligation Tax Increment Ref. Bonds, Series E, RADIAN insured, 5.00% 2015	1,250	1,240
		30,082
South Carolina 1.38%

Building Equity Sooner for Tomorrow (BEST), Installment Purchase Rev. Ref. Bonds
(School Dist. of Greenville County, South Carolina Project), Series 2006, 5.00% 2023	19,845	22,543
Building Equity Sooner for Tomorrow (BEST), Installment Purchase Rev. Ref. Bonds (School Dist. of Greenville
County, South Carolina Project), Series 2006, Assured Guaranty insured, 5.00% 2025	15,000	16,786
Charleston Educational Excellence Fncg. Corp., Installment Purchase Rev. Bonds
(Charleston County School Dist., South Carolina Project), Series 2005, 5.25% 2020 (preref. 2015)	4,500	5,036
Charleston Educational Excellence Fncg. Corp., Installment Purchase Rev. Bonds
(Charleston County School Dist., South Carolina Project), Series 2006, 5.00% 2021	8,190	9,319
SCAGO Educational Facs. Corp. for Colleton School Dist., Installment Purchase Rev. Bonds
(School Dist. of Colleton County Project), Series 2006, Assured Guaranty insured, 5.00% 2017	1,000	1,130
SCAGO Educational Facs. Corp. for Colleton School Dist., Installment Purchase Rev. Bonds
(School Dist. of Colleton County Project), Series 2006, Assured Guaranty insured, 5.00% 2018	2,000	2,260
Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project),
Series 2006, 5.00% 2016	1,525	1,592
Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project),
Series 2006, 5.125% 2026	1,015	1,026
Jobs-Econ. Dev. Auth., First Mortgage Health Facs. Rev. Ref. Bonds (Wesley Commons Project),
Series 2006, 5.30% 2036	1,190	1,195
Jobs-Econ. Dev. Auth., Hospital Rev. Ref. and Improvement Bonds (Palmetto Health Alliance),
Series 2003-C, 6.375% 2034 (preref. 2013)	2,680	2,708
Jobs-Econ. Dev. Auth., Hospital Rev. Ref. and Improvement Bonds (Palmetto Health Alliance),
Series 2003-C, 6.375% 2034 (preref. 2013)	320	323
Jobs-Econ. Dev. Auth., Student Housing Rev. Bonds (Coastal Housing Foundation, LLC Project),
Series 2009-A, 6.50% 2042	4,000	4,661
Lancaster County, Sun City Carolina Lakes Improvement Dist., Assessment Rev. Bonds,
Series 2006, 5.45% 2037	4,740	4,734
Lexington County Health Services Dist., Inc., Hospital Rev. Ref. Bonds (Lexington Medical Center),
Series 2007, 5.00% 2019	1,000	1,148
Lexington County Health Services Dist., Inc., Hospital Rev. Ref. Bonds (Lexington Medical Center),
Series 2007, 5.00% 2020	1,265	1,442
Lexington County Health Services Dist., Inc., Hospital Rev. Ref. Bonds (Lexington Medical Center),
Series 2007, 5.00% 2021	2,500	2,839
Lexington County Health Services Dist., Inc., Hospital Rev. Ref. Bonds (Lexington Medical Center),
Series 2007, 5.00% 2032	2,000	2,174
Lexington One School Facs. Corp., Installment Purchase Rev. Bonds
Lexington County School Dist. No. 1, South Carolina Project), Series 2006, 5.00% 2018	1,000	1,130
City of Myrtle Beach, Tax Increment Bonds (Myrtle Beach Air Force Base Redev. Project Area),
Series 2006-A, 5.25% 2026	1,800	1,663
SCAGO Educational Facs. Corp. for Pickens School Dist., Installment Purchase Rev. Bonds
(School Dist. of Pickens County Project), Series 2006, Assured Guaranty Municipal insured, 5.00% 2017	5,000	5,661
SCAGO Educational Facs. Corp. for Pickens School Dist., Installment Purchase Rev. Bonds
(School Dist. of Pickens County Project), Series 2006, Assured Guaranty Municipal insured, 5.00% 2018	4,000	4,544
Piedmont Municipal Power Agcy., Electric Rev. Ref. Bonds, Series 1991, FGIC-National insured, 6.25% 2021	4,640	5,881
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2012-D, 5.00% 2043	4,000	4,339
Bonds & notes
	Principal amount	Value
South Carolina (continued)	(000)	(000)

Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2008-A, 5.50% 2038	$20,000	$ 22,822
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2009-A, 5.00% 2032	5,000	5,682
Transportation Infrastructure Bank, Rev. Ref. Bonds, Series 2005-A, AMBAC insured, 5.25% 2018	5,000	6,021
SCAGO Educational Facs. Corp. for Union School Dist., Installment Purchase Rev. Bonds
(School Dist. of Union County Project), Series 2006, RADIAN insured, 5.00% 2021	3,000	3,228
		141,887
South Dakota 0.09%

Building Auth., Rev. Ref. Capital Appreciation Bonds, Series 1996-A, AMBAC insured, 0% 2014	3,780	3,737
Educational Enhancement Funding Corp, Tobacco Settlement Rev. Bonds, Series 2013-B, 5.00% 2026	1,400	1,617
Health and Educational Facs. Auth., Rev. Bonds (Sanford), Series 2012-E, 5.00% 2042	2,750	2,983
		8,337
Tennessee 0.87%

City of Chattanooga, Electric System Rev. Bonds (Electric Power Board of Chattanooga),
Series 2008-A, 5.00% 2028	4,500	5,108
Natural Gas Acquisition Corp. of the City of Clarksville, Gas Rev. Bonds, Series 2006, 5.00% 2016	4,335	4,885
Natural Gas Acquisition Corp. of the City of Clarksville, Gas Rev. Bonds, Series 2006, 5.00% 2018	6,500	7,420
Health and Educational Facs. Board of the Metropolitan Government of Nashville and Davidson County,
Rev. Ref. and Improvement Bonds (Blakeford at Green Hills), Series 2012, 5.00% 2037	1,200	1,249
Housing Dev. Agcy., Homeownership Program Bonds, Issue 2012-1-C, 4.50% 2037	2,340	2,601
Housing Dev. Agcy., Homeownership Program Bonds, Issue 2012-2-C, 4.00% 2038	3,475	3,811
Housing Dev. Agcy., Housing Fin. Program Bonds, Issue 2010-A-1, 5.00% 2027	820	878
Housing Dev. Agcy., Residential Fin. Program Bonds, Issue 2013-1-C, 3.00% 2038	6,600	6,931
Health, Educational and Housing Fac. Board of the County of Knox, Hospital Rev. Ref. Bonds
(Covenant Health), Series 2012-A, 5.00% 2021	1,325	1,549
Health, Educational and Housing Fac. Board of the County of Knox, Hospital Rev. Ref. Bonds
(Covenant Health), Series 2012-A, 5.00% 2024	4,055	4,659
Memphis-Shelby County Airport Auth., Airport Rev. Ref. Bonds, Series 2011-D, 5.00% 2025	2,000	2,308
Health, Educational and Housing Facs. Board of the County of Sullivan, Hospital Rev. Ref. Bonds
(Wellmont Health System Project), Series 2003, RADIAN insured, 5.00% 2013	600	605
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.25% 2017	6,000	6,831
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.25% 2019	10,000	11,562
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-A, 5.25% 2020	10,000	11,626
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-C, 5.00% 2018	4,000	4,488
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-C, 5.00% 2020	10,000	11,389
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-C, 5.00% 2027	1,885	2,125
		90,025
Texas 9.79%

Amarillo Health Facs. Corp., Hospital Rev. Ref. Bonds (Baptist St. Anthony’s Hospital Corp. Project),
Series 1998, Assured Guaranty Municipal insured, 5.50% 2014	2,830	2,901
Amarillo Health Facs. Corp., Hospital Rev. Ref. Bonds (Baptist St. Anthony’s Hospital Corp. Project),
Series 1998, Assured Guaranty Municipal insured, 5.50% 2015	3,320	3,531
Arlington Independent School Dist. (Tarrant County), Unlimited Tax Ref. Bonds, Series 2006, 5.00% 2020	2,000	2,226
Austin Community College Dist. Public Fac. Corp., Lease Rev. Bonds
(Educational Fac. Project — Round Rock Campus), Series 2008, 5.50% 2024	2,770	3,256
City of Austin (Travis and Williamson Counties), Water and Wastewater System Rev. Ref. Bonds,
Series 2009, 5.125% 2029	1,500	1,725
City of Austin (Travis, Williamson and Hays Counties), Water and Wastewater System Rev. Ref. Bonds,
Series 2011, 5.00% 2036	3,000	3,377
Bexar County Hospital Dist., Combination Tax and Rev. Certificates of Obligation, Series 2008, 5.00% 2032	20,500	22,914
Brownsville Independent School Dist. (Cameron County), Unlimited Tax School Building Bonds,
Series 2006, 5.00% 2018	1,000	1,116
Brownsville Independent School Dist. (Cameron County), Unlimited Tax School Building Bonds,
Series 2006, 5.00% 2019	5,000	5,581
Bonds & notes
	Principal amount	Value
Texas (continued)	(000)	(000)

Canadian River Municipal Water Auth., Contract Rev. Ref. Bonds
(Conjunctive Use Groundwater Supply Project), Series 2005, AMBAC insured, 5.00% 2016	$ 2,285	$ 2,457
Central Texas Regional Mobility Auth., Rev. Bonds,
Series 2005, FGIC-National insured, 5.00% 2035 (preref. 2015)	2,500	2,678
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2011, 6.00% 2041	5,300	6,115
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2011, 6.25% 2046	10,300	12,015
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2010, 5.75% 2025	11,945	14,066
Central Texas Regional Mobility Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2033	2,000	2,181
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Legacy at Willow Bend Project),
Series 2006-A, 5.625% 2026	1,000	1,047
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Legacy at Willow Bend Project),
Series 2006-A, 5.75% 2036	3,000	3,114
HFDC of Central Texas, Inc., Retirement Fac. Rev. Bonds (Village at Gleannloch Farms, Inc. Project),
Series 2006-A, 5.50% 2027	2,300	2,318
Colorado River Municipal Water Dist. Water System Rev. Bonds, Series 2011, 5.00% 2028	9,175	10,355
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Schoolhouse and Ref. Bonds,
Series 2007, 5.00% 2020	2,205	2,527
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Schoolhouse and Ref. Bonds,
Series 2007, 5.00% 2021	2,000	2,288
Cypress-Fairbanks Independent School Dist. (Harris County), Unlimited Tax Schoolhouse Bonds,
Series 2009-A, 5.00% 2025	2,760	3,205
City of Dallas, G.O. Limited Bonds, 5.00% 2018	390	447
City of Dallas, G.O. Limited Bonds, 5.00% 2018 (preref. 2017)	1,610	1,856
Dallas Area Rapid Transit, Sales Tax Rev. Bonds, Series 2008, 5.00% 2025	2,535	2,967
Dallas Independent School Dist. (Dallas County), Unlimited Tax School Building Bonds,
Series 2006, 5.00% 2017	2,000	2,271
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds,
Series 2012-B, 5.00% 2035	2,250	2,437
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds,
Series 2012-G, 5.00% 2025	2,000	2,271
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Ref. Bonds,
Series 2012-G, 5.00% 2035	1,000	1,083
Cities of Dallas and Fort Worth, Dallas/Fort Worth International Airport, Joint Rev. Improvement Bonds,
Series 2013-B, 5.00% 2031	6,540	7,263
Elgin Independent School Dist. (Bastrop County), Unlimited Tax School Building Bonds,
Series 2007, 5.00% 2022	1,895	2,189
Fort Bend County Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project),
Series 2012-A, 4.75% 2038	5,500	5,566
Fort Bend County Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project),
Series 2012-B, 4.75% 2042	5,415	5,460
Fort Bend County, Fort Bend Independent School Dist., Unlimited Tax School Building Bonds,
Series 2009, 5.00% 2034	5,000	5,831
Fort Worth Independent School Dist. (Tarrant County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2015	10,945	11,820
Friendswood Independent School Dist. (Galveston County), Unlimited Tax Schoolhouse Bonds,
Series 2008, 5.00% 2029	3,360	3,765
G.O. Bonds, Water Financial Assistance Bonds (Water Infrastructure Fund), Series 2009-A, 5.00% 2028	1,500	1,753
G.O. Bonds, Water Financial Assistance Bonds, Series 2011-B, 5.00% 2031	8,000	9,261
Public Fin. Auth., G.O. Bonds, Series 2007, 5.00% 2023	1,525	1,772
Public Fin. Auth., G.O. Bonds, Series 2007, 5.00% 2024	1,525	1,767
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 4.75% 2037	10,000	10,930
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2017	2,250	2,613
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2021	12,545	14,687
Transportation Commission, G.O. Mobility Fund Bonds, Series 2008, 5.00% 2028	7,000	7,967
Bonds & notes
	Principal amount	Value
Texas (continued)	(000)	(000)

Harris County Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds
(Brazos Presbyterian Homes, Inc. Project), Series 2013-A, 4.00% 2023	$ 1,325	$ 1,324
Harris County Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds
(Brazos Presbyterian Homes, Inc. Project), Series 2013-A, 5.00% 2033	1,090	1,111
Harris County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds
(Memorial Hermann Health System), Series 2013-A, 5.00% 2035	9,000	9,791
Harris County Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Memorial Hermann Hospital System Project),
Series 1998, Assured Guaranty Municipal insured, 5.50% 2014	2,395	2,513
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Methodist Hospital System),
Series 2008-B, 5.25% 2017	3,000	3,559
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Methodist Hospital System),
Series 2008-B, 5.50% 2018	3,500	4,271
Harris County Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds
(Young Men’s Christian Assn. of the Greater Houston Area), Series 2013-A, 5.00% 2033	1,400	1,488
Harris County Cultural Education, Facs. Fin. Corp., Thermal Utility Rev. Bonds (Teco Project),
Series 2009-A, 5.25% 2035	2,000	2,204
Harris County Cultural Education, Facs. Fin. Corp., Thermal Utility Rev. Bonds (Teco Project),
Series 2010, 5.00% 2031	1,000	1,106
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
Series 2004-A, 5.25% 2015 (preref. 2014)	3,120	3,348
Harris County Health Facs. Dev. Corp., Hospital Rev. Bonds (Memorial Hermann Healthcare System),
Series 2004-A, 5.25% 2016 (preref. 2014)	3,000	3,220
Harris County Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Memorial Hermann Healthcare System),
Series 2008-B, 7.25% 2035 (preref. 2018)	1,500	1,991
Harris County Health Facs. Dev. Corp., Rev. Ref. Bonds (CHRISTUS Health),
Series 2005-A-4, Assured Guaranty Municipal insured, 0.50% 2031[1]	13,550	13,550
Harris County Industrial Dev. Corp., Solid Waste Disposal Rev. Bonds
(Deer Park Refining Limited Partnership Project), Series 2006, 5.00% 2023	6,500	7,166
Harris County, Metropolitan Transit Auth., Sales and Use Tax Bonds, Series 2011-A, 5.00% 2036	11,350	12,735
Harris County, Toll Road Rev. Bonds, Series 2009-A, 5.00% 2026	4,000	4,658
Harris County, Toll Road Rev. Bonds, Series 2009-C, 5.00% 2033	3,000	3,387
Harris County, Toll Road Rev. Ref. Bonds, Series 2008-B, 5.00% 2033	11,230	12,690
Harris County, Toll Road Rev. Ref. Bonds, Series 2012-C, 4.00% 2033	3,150	3,292
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc. Project),
Series 2005, 5.00% 2014	1,000	1,026
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2009-A, 5.375% 2039	3,345	3,541
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2011-B, 4.25% 2034	2,275	2,430
City of Houston, Airport System Rev. Ref. Bonds, Series 2007-B, FGIC-National insured, 5.00% 2019	5,000	5,638
City of Houston, Airport System Rev. Ref. Bonds, Series 2009-A, 5.25% 2029	4,055	4,585
City of Houston, Airport System Rev. Ref. Bonds, Series 2009-A, 5.50% 2034	8,000	9,164
City of Houston, Airport System Rev. Ref. Bonds, Series 2009-A, 5.50% 2039	2,000	2,291
City of Houston, Airport System Rev. Ref. Bonds, Series 2011-B, 5.00% 2019	1,000	1,185
City of Houston, Airport System Rev. Ref. Bonds, Series 2011-B, 5.00% 2025	2,000	2,308
City of Houston, Airport System Rev. Ref. Bonds, Series 2012-B, 5.00% 2031	5,305	5,957
City of Houston, Public Improvement Ref. Bonds, Series 2008-A, 5.50% 2025	5,000	5,970
City of Houston, Water and Sewer System Rev. Ref. Bonds,
Series 1998-A, Assured Guaranty Municipal insured, 0% 2019	845	747
City of Houston, Water and Sewer System Rev. Ref. Bonds,
Series 1998-A, Assured Guaranty Municipal insured, 0% 2019 (escrowed to maturity)	2,155	1,945
Houston Community College System Public Fac. Corp., Lease Rev. Bonds (Northline Mall Campus Project),
Series 2007, AMBAC insured, 5.00% 2017	1,035	1,194
Houston Community College System, Student Fee Rev. Ref. Bonds (Harris and Fort Bend Counties),
Series 2006, XLCA insured, 5.00% 2022	5,500	6,117
Houston Independent School Dist. (Harris County), Limited Tax SchoolHouse Bonds, Series 2008, 5.00% 2024	7,350	8,396
Bonds & notes
	Principal amount	Value
Texas (continued)	(000)	(000)

Keller Independent School Dist. (Tarrant County), Unlimited Tax School Building Bonds,
Series 2007, 5.00% 2020	$ 3,720	$ 4,336
La Vernia Higher Education Fin. Corp., Education Rev. Bonds (KIPP, Inc.), Series 2009-A, 6.25% 2039	2,500	2,891
Public Fin. Auth. Charter School Fin. Corp., Education Rev. Ref. Bonds (KIPP, Inc.),
Series 2006-A, ACA insured, 5.00% 2036	1,500	1,521
Public Fin. Auth., Charter School Fin. Corp., Education Rev. Ref. Bonds (KIPP, Inc.),
Series 2006-A, ACA insured, 5.00% 2028	1,000	1,015
Lone Star College System (Harris and Montgomery Counties), Limited Tax G.O. Bonds,
Series 2008, 5.00% 2033	7,770	8,856
Lone Star College System (Harris and Montgomery Counties), Limited Tax G.O. Bonds,
Series 2009, 5.00% 2034	1,000	1,155
Longview Independent School Dist. (Gregg County), Unlimited Tax School Building Bonds,
Series 2008, 5.00% 2025	2,000	2,328
Longview Independent School Dist. (Gregg County), Unlimited Tax School Building Bonds,
Series 2008, 5.00% 2026	1,500	1,716
Love Field Airport Modernization Corp., Special Facs. Rev. Bonds
(Southwest Airlines Co. — Love Field Modernization Program Project), Series 2010, 5.25% 2040	10,525	11,334
Lower Colorado River Auth., Transmission Contract Rev. Ref. and Improvement Bonds
(LCRA Transmission Services Corp. Project), Series 2010, 5.00% 2030	2,520	2,778
Lower Colorado River Auth., Transmission Contract Rev. Ref. and Improvement Bonds
(LCRA Transmission Services Corp. Project), Series 2010, 5.00% 2040	6,550	7,053
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds
(LCRA Transmission Services Corp. Project), Series 2011-A, 5.00% 2041	1,500	1,626
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds
(LCRA Transmission Services Corp. Project), Series 2013, 5.00% 2026	5,000	5,703
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds
(LCRA Transmission Services Corp. Project), Series 2013-A, 5.00% 2027	3,500	4,042
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds
(LCRA Transmission Services Corp. Project), Series 2013-A, 5.00% 2036	7,000	7,737
City of Lubbock, Tax and Waterworks System Surplus Rev. Certificates of Obligation,
Series 2007-A, Assured Guaranty Municipal insured, 5.25% 2027	5,000	5,584
Matagorda County Navigation Dist. Number One, Pollution Control Rev. Ref. Bonds
(AEP Texas Central Co. Project), Series 2005-A, AMBAC insured, 4.40% 2030	7,700	7,926
Midlothian Dev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2007-A, RADIAN insured, 5.00% 2017	1,940	2,077
Midlothian Dev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2007-A, RADIAN insured, 5.00% 2021	1,235	1,294
Midlothian Dev. Auth., Tax Increment Contract Rev. Ref. Bonds, Series 2007-A, RADIAN insured, 5.00% 2026	2,190	2,268
Mission Consolidated Independent School Dist. (Hidalgo County), Unlimited Tax Ref. Bonds,
Series 2005, 5.00% 2014	1,000	1,034
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2017	5,000	5,709
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2019	5,000	5,815
Municipal Gas Acquisition and Supply Corp. I, Gas Supply Rev. Bonds, Series 2006-A, 5.25% 2021	1,000	1,162
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-A, 1.058% 2027[1]	20,000	17,029
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2021	6,155	6,991
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2026	15,000	16,385
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2030	8,250	8,775
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2031	1,500	1,592
North Central Texas Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds
(Children’s Medical Center of Dallas Project), Series 2012, 5.00% 2032	3,000	3,363
North East Independent School Dist., Unlimited Tax Ref. Bonds, Series 2007, 5.25% 2026	4,655	5,893
North Forest Independent School Dist. (Harris County), Unlimited Tax Schoolhouse Ref. Bonds,
Series 2006-A, 5.00% 2020	1,995	2,174
North Texas Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (United Regional Health Care System,
Inc. Project), Series 2007, Assured Guaranty Municipal insured, 5.00% 2019	1,075	1,215
North Texas Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (United Regional Health Care System,
Inc. Project), Series 2007, Assured Guaranty Municipal insured, 5.00% 2022	1,400	1,568
Bonds & notes
	Principal amount	Value
Texas (continued)	(000)	(000)

North Texas Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (United Regional Health Care System,
Inc. Project), Series 2007, Assured Guaranty Municipal insured, 5.00% 2023	$ 1,600	$ 1,792
North Texas Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (United Regional Health Care System,
Inc. Project), Series 2007, Assured Guaranty Municipal insured, 5.00% 2025	5,295	5,833
North Texas Municipal Water Dist., Water System Rev. Bonds, Series 2008, 5.00% 2038	5,000	5,634
North Texas Tollway Auth., Special Projects System Rev. Bonds, Current Interest Bonds,
Series 2011-D, 5.00% 2031	6,500	7,456
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 5.50% 2018	1,000	1,170
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 5.625% 2033	15,100	17,079
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2021	3,760	4,433
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2023	12,570	14,710
North Texas Tollway Auth., System Rev. Ref. Bonds, Current Interest Bonds, Series 2008-A, 6.00% 2025	5,000	5,804
North Texas Tollway Auth., System Rev. Ref. Bonds, Insured Capital Appreciation Bonds,
Series 2008-D, Assured Guaranty insured, 0% 2028	10,000	5,617
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-E-3, 5.75% 2038 (put 2016)	2,150	2,420
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-F, 5.75% 2033	11,000	12,195
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2008-F, 5.75% 2038	8,500	9,342
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.00% 2028	16,000	18,535
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.10% 2028	5,000	5,818
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2009-A, 6.25% 2039	5,000	5,705
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2010, 6.00% 2034	1,500	1,735
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2010, 6.00% 2038	5,000	5,713
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2011-B, 5.00% 2038	8,000	8,619
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2012-B, 5.00% 2042	10,000	10,784
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2012-C, 1.95% 2038 (put 2019)	8,600	8,762
City of Olmos Park, Higher Education Facs. Corp., Higher Education Rev. Improvement and Ref. Bonds
(University of the Incarnate Word Project), Series 2012, 5.00% 2026	2,075	2,373
City of Olmos Park, Higher Education Facs. Corp., Higher Education Rev. Improvement and Ref. Bonds
(University of the Incarnate Word Project), Series 2012, 5.00% 2027	1,750	1,993
Plano Independent School Dist. (Collin County), School Building Unlimited Tax Bonds,
Series 2008-A, 5.25% 2034	3,000	3,440
Private Activity Bond Surface Transportation Corp., Rev. Bonds
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Project), Series 2010, 7.00% 2040	6,500	7,893
Private Activity Bond Surface Transportation Corp., Rev. Bonds
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project), Series 2009, 6.875% 2039	16,250	19,396
Richardson Independent School Dist. (Dallas County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2014	1,580	1,634
Richardson Independent School Dist. (Dallas County), Unlimited Tax Ref. Bonds, Series 2005, 5.00% 2015	1,000	1,080
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.25% 2018	2,000	2,290
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2022	1,120	1,322
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2023	1,980	2,363
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2027	1,390	1,658
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2012, 5.00% 2019	1,000	1,163
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2012, 5.00% 2020	1,280	1,502
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2012, 5.00% 2021	1,915	2,247
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2007, 5.00% 2017	10,000	11,528
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2007, 5.00% 2023	10,000	11,399
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2009-A, 5.00% 2030	13,080	15,077
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, New Series 2012, 5.25% 2025	8,000	9,986
City of San Antonio, Water System Rev. Ref. Bonds, Series 2005, National insured, 5.00% 2019	6,170	6,715
San Leanna Education Facs. Corp., Higher Education Rev. Ref. Bonds (St. Edward’s University Project),
Series 2007, 5.00% 2020	1,100	1,195
San Leanna Education Facs. Corp., Higher Education Rev. Ref. Bonds (St. Edward’s University Project),
Series 2007, 5.125% 2021	1,410	1,525
Bonds & notes
	Principal amount	Value
Texas (continued)	(000)	(000)

San Leanna Education Facs. Corp., Higher Education Rev. Ref. Bonds (St. Edward’s University Project),
Series 2007, 5.125% 2023	$ 1,000	$ 1,071
San Leanna Education Facs. Corp., Higher Education Rev. Ref. Bonds (St. Edward’s University Project),
Series 2007, 5.125% 2036	1,600	1,642
Sherman Independent School Dist. (Grayson County), Unlimited Tax School Building and Ref. Bonds,
Series 2005-A, 5.00% 2017	275	296
Sherman Independent School Dist. (Grayson County), Unlimited Tax School Building and Ref. Bonds,
Series 2005-A, 5.00% 2017 (preref. 2015)	1,210	1,305
South San Antonio Independent School Dist. (Bexar County), Unlimited Tax School Building Bonds,
Series 2005, 5.50% 2030	7,510	9,852
Springtown Independent School Dist. (Parker and Wise Counties),
Unlimited Tax School Building and Ref. Bonds, Series 2005-A, 5.00% 2014	1,030	1,065
Springtown Independent School Dist. (Parker and Wise Counties),
Unlimited Tax School Building and Ref. Bonds, Series 2005-A, 5.00% 2015	1,085	1,171
Tarrant County Cultural Education Facs. Fin. Corp., Health Resources System Rev. Ref. Bonds,
Series 2007-A, 5.00% 2024	2,000	2,221
Tarrant County Cultural Education Facs. Fin. Corp., Health Resources System Rev. Ref. Bonds,
Series 2007-A, 5.00% 2036	2,000	2,119
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds
(Baylor Health Care System Project), Series 2011-A, 5.00% 2030	3,000	3,356
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds
(Scott & White Healthcare Project), Series 2013-A, 5.00% 2033	1,000	1,105
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Scott and White Memorial Hospital
and Scott, Sherwood and Brindley Foundation Project), Series 2008-A, 5.00% 2019	5,000	5,809
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Scott and White Memorial Hospital
and Scott, Sherwood and Brindley Foundation Project), Series 2008-A, 5.25% 2028	2,000	2,187
Tarrant County Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Scott and White Memorial Hospital
and Scott, Sherwood and Brindley Foundation Project), Series 2008-A, 5.50% 2031	3,000	3,332
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds
(Buckner Retirement Services, Inc. Project), Series 2007, 5.25% 2022	1,855	1,986
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds
(Buckner Retirement Services, Inc. Project), Series 2007, 5.25% 2027	6,900	7,205
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds
(Buckner Retirement Services, Inc. Project), Series 2007, 5.25% 2037	14,355	14,747
Tarrant County Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds
(Northwest Senior Housing Corp. — Edgemere Project), Series 2006-A, 6.00% 2036	1,000	1,063
Tarrant County Health Facs. Dev. Corp., Health Resources System Rev. Ref. Bonds,
Series 1997-A, National insured, 5.75% 2015 (escrowed to maturity)	3,000	3,271
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Cook Children’s Medical Center Project),
Series 2010-A, 5.00% 2033	5,295	5,790
Tarrant County Health Facs. Dev. Corp., Hospital Rev. Bonds (Cook Children’s Medical Center Project),
Series 2010-A, 5.00% 2036	2,000	2,156
Tarrant Regional Water Dist., Water Control and Improvement Dist., Water Rev. Ref. and Improvement Bonds,
Series 2009, 5.00% 2021	1,400	1,638
Tarrant Regional Water Dist., Water Control and Improvement Dist., Water Rev. Ref. and Improvement Bonds,
Series 2009, 5.00% 2022	1,000	1,167
Tarrant Regional Water Dist., Water Control and Improvement Dist., Water Rev. Ref. and Improvement Bonds,
Series 2009, 5.00% 2023	1,000	1,159
Board of Regents of the Texas A&M University System, Permanent University Fund Rev. Ref. Bonds,
Series 2003, 5.25% 2016	5,000	5,021
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2009-A, 5.00% 2023	2,000	2,367
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2009-B, 5.00% 2021	1,955	2,329
Board of Regents of the Texas A&M University System, Series 2009-A, 5.00% 2020	3,355	4,031
Board of Regents of the Texas A&M University System, Series 2009-A, 5.00% 2021	4,875	5,806
Bonds & notes
	Principal amount	Value
Texas (continued)	(000)	(000)

Board of Regents of the Texas A&M University System, Series 2009-A, 5.00% 2024	$1,800	$ 2,126
Board of Regents, Texas State University System, Rev. Fncg. System Ref. Bonds, Series 2008, 5.25% 2025	4,500	5,240
Board of Regents, Texas State University System, Rev. Fncg. System Ref. Bonds, Series 2010, 5.00% 2021	2,000	2,397
Board of Regents, Texas State University System, Rev. Fncg. System Rev. Bonds, Series 2009, 5.00% 2029	2,255	2,612
Board of Regents of Texas Tech University System, Rev. Fncg. Ref. System and Improvement Bonds,
Series 2009-12, 5.00% 2024	2,000	2,300
Board of Regents of Texas Tech University System, Rev. Fncg. Ref. System and Improvement Bonds,
Series 2009-12, 5.00% 2028	3,000	3,384
Board of Regents of Texas Tech University System, Rev. Fncg. System Ref. and Improvement Bonds,
Series 2012-A, 5.00% 2024	1,735	2,064
Tomball Hospital Auth., Hospital Rev. Ref. Bonds, Series 2005, 5.00% 2020 (preref. 2015)	3,000	3,287
Transportation Commission, Central Texas Turnpike System, Rev. Ref. Bonds, Series 2012-A, 4.00% 2038	7,500	7,251
Transportation Commission, Central Texas Turnpike System, Rev. Ref. Bonds, Series 2012-A, 5.00% 2041	2,000	2,134
Transportation Commission, State Highway Fund Rev. Bonds, Series 2006, 5.00% 2018	7,500	8,394
Travis County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Querencia at Barton Creek Project),
Series 2005-A, 5.50% 2025	2,000	2,070
Travis County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Querencia at Barton Creek Project),
Series 2005-A, 5.65% 2035	5,320	5,465
Travis County Health Facs. Dev. Corp., Rev. Bonds (Westminster Manor Project), Series 2010, 7.00% 2030	1,000	1,189
Travis County Health Facs. Dev. Corp., Rev. Bonds (Westminster Manor Project), Series 2010, 7.125% 2040	2,750	3,244
United Independent School Dist., Unlimited Tax School Building Bonds,
Series 2004, 4.00% 2014 (preref. 2013)	1,330	1,340
United Independent School Dist., Unlimited Tax School Building Bonds,
Series 2004, 4.75% 2015 (preref. 2013)	1,830	1,847
Board of Regents of the University of Houston System, Consolidated Rev. Ref. Bonds,
Series 2009, 5.00% 2025	2,735	3,125
Board of Regents of the University of Houston System, Consolidated Rev. Ref. Bonds,
Series 2011-A, 5.00% 2030	7,770	8,800
Board of Regents of the University of North Texas System, Rev. Fncg. System Bonds,
Series 2009-A, 5.00% 2035	1,000	1,152
Board of Regents of the University of Texas System, Rev. Ref. Fncg. System Bonds,
Series 2002-B, 5.25% 2016	7,280	8,363
Board of Regents of the University of Texas System, Rev. Ref. Fncg. System Bonds,
Series 2003-B, 5.375% 2016 (preref. 2013)	1,000	1,011
Waco Education Fin. Corp., Rev. Bonds (Baylor University Issue), Series 2012, 5.00% 2043	3,500	3,819
Waco Health Facs. Dev. Corp., FHA insured Mortgage Rev. Bonds (Hillcrest Health System Project),
Series 2006-A, National insured, 5.00% 2016 (escrowed to maturity)	1,000	1,134
Waco Health Facs. Dev. Corp., FHA insured Mortgage Rev. Bonds (Hillcrest Health System Project),
Series 2006-A, National insured, 5.00% 2019 (preref. 2016)	3,465	3,939
Water Dev. Board, Rev. Bonds, Series C, 5.00% 2015 (preref. 2013)	95	96
Water Dev. Board, State Revolving Fund, Rev. Bonds, Program Series 2008-B, 5.00% 2028	6,500	7,332
Water Dev. Board, State Revolving Fund, Rev. Bonds, Program Series 2008-B, 5.00% 2029	5,000	5,640
Water Dev. Board, State Revolving Fund, Rev. Bonds, Program Series 2008-B, 5.00% 2033	2,000	2,224
Water Dev. Board, State Revolving Fund, Rev. Bonds, Program Series 2008-B, 5.00% 2038	3,000	3,337
Weatherford Independent School Dist., Capital Appreciation Ref. Bonds, 0% 2018	2,380	2,249
Weatherford Independent School Dist., Capital Appreciation Ref. Bonds, 0% 2018 (escrowed to maturity)	245	232
Ysleta Independent School Dist. (El Paso County), Unlimited Tax School Building Bonds,
Series 2006, 5.00% 2018	2,480	2,810
		1,009,621
Utah 0.13%

Housing Corp., Single-family Mortgage Bonds, Series 2010-B-1, Class III, 4.00% 2024	835	877
Intermountain Power Agcy., Subordinated Power Supply Rev. Ref. Bonds, Series 2009-A, 5.00% 2015	3,000	3,288
Intermountain Power Agcy., Subordinated Power Supply Rev. Ref. Bonds, Series 2013-A, 5.00% 2021	4,000	4,677
Bonds & notes
	Principal amount	Value
Utah (continued)	(000)	(000)

Salt Lake County, College Rev. Ref. Bonds (Westminster College Project), Series 2005, 5.125% 2030	$ 1,740	$ 1,780
Salt Lake County, College Rev. Ref. Bonds (Westminster College Project), Series 2007, 5.00% 2024	1,000	1,054
Salt Lake County, College Rev. Ref. Bonds (Westminster College Project), Series 2007, 5.00% 2026	1,875	1,958
		13,634
Virginia 0.42%

Industrial Dev. Auth. of Arlington County, Hospital Rev. Ref. Bonds
(Virginia Hospital Center Arlington Health System), Series 2010, 5.00% 2031	2,000	2,159
City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds
(Capital Appreciation Bonds), Series 2012-B, 0%/4.875% 2040[4]	2,000	1,136
City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds,
Series 2012-A, 5.00% 2047	3,000	3,126
College Building Auth., Educational Facs. Rev. Bonds (Liberty University Projects), Series 2010, 5.00% 2041	5,000	5,383
College Building Auth., Educational Facs. Rev. Bonds (Public Higher Education Fncg. Program),
Series 2012-B, 5.00% 2021	1,000	1,221
Fairfax County Econ. Dev. Auth., Retirement Community Rev. Ref. Bonds (Greenspring Village, Inc. Fac.),
Series 2006-A, 4.75% 2026	1,500	1,565
Fairfax County Public Improvement and Ref. Bonds, Series 2011-A, 5.00% 2018	3,000	3,576
Econ. Dev. Auth. of Henrico County, Residential Care Fac. Rev. Ref. Bonds
(United Methodist Homes), 5.00% 2022	655	724
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds,
Series 1999-B, 7.00% 2029	602	603
Industrial Dev. Auth. of Loudoun County, Residential Care Fac. Rev. Ref. Bonds (Falcons Landing Project),
Series 2004-B, 6.00% 2028	2,000	2,136
Peninsula Town Center Community Dev. Auth., Special Obligation Bonds, Series 2007, 6.35% 2028	1,000	1,078
Peninsula Town Center Community Dev. Auth., Special Obligation Bonds, Series 2007, 6.45% 2037	4,450	4,771
Public School Auth., School Fncg. Rev. Ref. Bonds (1997 Resolution), Series 2009-C, 5.00% 2020	2,000	2,405
Resources Auth., Infrastructure Rev. Bonds (Pooled Fncg. Program), Series 2008-B, 5.00% 2027	5,000	5,832
Route 460 Funding Corp., Toll Road Rev. Bonds, (Capital Appreciation Bonds) Series 2012-B, 0% 2030	2,000	887
Route 460 Funding Corp., Toll Road Rev. Bonds, Series 2012-A, 5.00% 2052	4,000	4,146
Route 460 Funding Corp., Toll Road Rev. Bonds, Series 2012-A, 5.125% 2049	2,500	2,627
		43,375
Virgin Islands 0.33%

Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note — Diageo Project), Series 2009-A, 6.625% 2029	5,000	5,808
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note — Diageo Project), Series 2009-A, 6.75% 2019	1,250	1,459
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note), Series 2010-A, 5.00% 2029	10,500	11,464
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Notes), Series 2012-A, 5.00% 2032[6]	2,750	3,008
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Note), Series 2010-B, 5.00% 2025	1,000	1,085
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-B, 5.00% 2018	3,500	3,957
Public Fin. Auth., Rev. Ref. Bonds (Matching Fund Loan Notes), Series 2009-C, 5.00% 2015	2,000	2,140
Public Fin. Auth., Rev. Ref. Bonds (Virgin Island Matching Fund Loan Notes), 2.25% 2017	2,000	2,009
Public Fin. Auth., Rev. Ref. Bonds (Virgin Island Matching Fund Loan Notes), 4.00% 2022	2,500	2,658
		33,588
Washington 2.65%

Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Bonds,
Series 1999, FGIC-National insured, 4.75% 2028	11,940	12,091
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Bonds,
Series 1999, FGIC-National insured, 5.25% 2021	4,500	5,455
Central Puget Sound Regional Transit Auth., Sales Tax Bonds, Series 2007-A, 5.00% 2034	5,000	5,544
Clark County, Vancouver School Dist. No. 37, Unlimited Tax Deferred Interest G.O. Bonds,
Series 2001-C, FGIC-National insured, 0% 2016	2,500	2,424
Bonds & notes
	Principal amount	Value
Washington (continued)	(000)	(000)

Econ. Dev. Fin. Auth., Lease Rev. Bonds (Washington Biomedical Research Properties II),
Series 2006-J, National insured, 5.00% 2018	$ 3,670	$ 4,111
Energy Northwest, Columbia Generating Station Electric Rev. Ref. Bonds, Series 2006-A, 5.00% 2020	6,000	6,776
Energy Northwest, Electric Rev. Ref. Bonds (Project 1), Series 2006-A, 5.00% 2016	2,000	2,269
Energy Northwest, Electric Rev. Ref. Bonds (Project 1), Series 2012-A, 5.00% 2017	20,000	23,324
Energy Northwest, Electric Rev. Ref. Bonds (Project 3), Series 2005-A, 5.00% 2014	5,000	5,259
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2003-A, 5.50% 2014	2,000	2,114
Energy Northwest, Rev. Ref. Bonds (Wind Project), Series 2005, National insured, 5.00% 2013	1,445	1,450
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 3), Series 1989-B, 7.125% 2016	5,250	6,298
Energy Northwest, Electric Rev. Ref. Bonds (Project No. 1), Series 2003-A, 5.50% 2016 (preref. 2013)	7,000	7,031
Federal Highway Grant Anticipation Rev. Bonds (SR 520 Corridor Program), Series 2012-F, 5.00% 2023	5,000	6,004
FYI Properties, Lease Rev. Bonds (State of Washington DIS Project), Series 2009, 5.00% 2027	4,000	4,445
FYI Properties, Lease Rev. Bonds (State of Washington DIS Project), Series 2009, 5.25% 2029	2,500	2,790
FYI Properties, Lease Rev. Bonds (State of Washington DIS Project), Series 2009, 5.50% 2039	6,500	7,170
Various Purpose G.O. Bonds, Series 2009-A, 5.00% 2022	5,000	5,887
Various Purpose G.O. Ref. Bonds, Series R-2005-A, AMBAC insured, 5.00% 2018	10,000	10,705
Various Purpose G.O. Ref. Bonds, Series R-2006-A, AMBAC insured, 5.00% 2015	5,000	5,478
Motor Vehicle Fuel Tax G.O. Ref. Bonds, Series R-2005-B, 5.00% 2028	5,000	5,766
Public Utility Dist. No. 2 of Grant County, Rev. Ref. Bonds (Priest Rapids Hydroelectric Project),
Series 2012-A, 5.00% 2025	2,445	2,862
Public Utility Dist. No. 2 of Grant County, Rev. Ref. Bonds (Priest Rapids Hydroelectric Project),
Series 2012-A, 5.00% 2029	2,950	3,354
Health Care Facs. Auth., Rev. Bonds (Group Health Cooperative), Series 2006, RADIAN insured, 5.00% 2023	1,000	1,028
Health Care Facs. Auth., Rev. Bonds (Group Health Cooperative), Series 2006, RADIAN insured, 5.00% 2024	2,805	2,863
Health Care Facs. Auth., Rev. Bonds (Group Health Cooperative), Series 2006, RADIAN insured, 5.00% 2025	2,000	2,032
Health Care Facs. Auth., Rev. Bonds (Kadlec Regional Medical Center), Series 2012, 5.00% 2032	750	776
Health Care Facs. Auth., Rev. Ref. Bonds (Kadlec Medical Center),
Series 2006-A, Assured Guaranty insured, 5.00% 2021	3,025	3,259
Health Care Facs. Auth., Rev. Ref. Bonds (Children’s Hospital and Regional Medical Center),
Series 2008-C, 5.375% 2031	6,000	6,846
Health Care Facs. Auth., Rev. Ref. Bonds (Children’s Hospital and Regional Medical Center),
Series 2008-C, 5.50% 2035	5,000	5,630
Health Care Facs. Auth., Rev. Ref. Bonds (Providence Health & Services), Series 2012-B, 5.00% 2042 (put 2021)	1,000	1,195
Health Care Facs. Auth., Rev. Ref. Bonds (Virginia Mason Medical Center), Series 2007-A, 6.125% 2037	18,500	20,085
Higher Education Facs. Auth., Rev. Ref. Bonds (Gonzaga University Project), Series 2009-B, 5.00% 2020	2,850	3,247
Higher Education Facs. Auth., Rev. Ref. Bonds (Gonzaga University Project), Series 2009-B, 5.00% 2029	6,000	6,430
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Emerald Heights Project),
Series 2013, 5.00% 2028	1,100	1,198
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Emerald Heights Project),
Series 2013, 5.00% 2033	1,100	1,189
Housing Fin. Commission, Homeownership Program Bonds, Series 2010-A, 4.70% 2028	710	760
Housing Fin. Commission, Homeownership Program Bonds, Series 2011-B, 4.25% 2032	2,650	2,833
Housing Fin. Commission, Single-family Program Rev. Ref. Bonds, Series 2013-1-N, 3.00% 2043	390	411
King County, Limited Tax G.O. Bonds, Series 2007-E, 5.00% 2027	6,045	6,934
King County, Sewer Rev. Ref. Bonds, Series 2011-B, 5.00% 2034	10,000	11,214
Pierce County, Tacoma School Dist. No. 10, Unlimited Tax G.O. and Ref. Bonds,
Series 2005-A, Assured Guaranty Municipal insured, 5.00% 2013	2,000	2,048
Public Power Supply System, Rev. Ref. Bonds (Nuclear Project No. 3),
Series 1989-A, National insured, 0% 2013	4,000	3,999
City of Seattle, Municipal Light and Power Improvement and Rev. Ref. Bonds, Series 2008, 5.25% 2015	1,000	1,089
City of Seattle, Water System Rev. Ref. and Improvement Bonds, Series 2008, 5.00% 2027	3,000	3,421
City of Seattle, Water System Rev. Ref. and Improvement Bonds, Series 2008, 5.00% 2029	5,000	5,711
Port of Seattle, Passenger Fac. Charge Rev. Ref. Bonds, Series 2010-A, 5.00% 2023	5,000	5,791
Port of Seattle, Rev. Bonds, Series 1999-A, FGIC-National insured, 5.50% 2016	1,080	1,232
Bonds & notes
	Principal amount	Value
Washington (continued)	(000)	(000)

Port of Seattle, Rev. Bonds, Series 1999-A, FGIC-National insured, 5.50% 2018	$ 7,920	$ 9,410
Port of Seattle, Rev. Bonds, Series 1999-A, FGIC-National insured, 5.50% 2019	3,630	4,361
Port of Seattle, Rev. Bonds, Series 2009-A, 5.25% 2028	10,425	11,836
Port of Seattle, Rev. Ref. Bonds, Series 2010-B, 5.00% 2030	2,600	2,943
Public Utility Dist. No. 1 of Snohomish County, Electric System Rev. Ref. Bonds,
Series 2005, Assured Guaranty Municipal insured, 5.00% 2019	5,000	5,551
		273,929
West Virginia 0.12%

County Commission of Pleasants County, Pollution Control Rev. Ref. Bonds
(Allegheny Energy Supply Co., LLC Pleasants Station Project), Series 2007-F, 5.25% 2037	11,500	12,012
Wisconsin 1.66%

Clean Water Rev. Bonds, Series 2008-1, 5.00% 2027	7,245	8,324
Clean Water Rev. Bonds, Series 2008-1, 5.00% 2028	2,620	2,974
General Fund Annual Appropriation Rev. Ref. Bonds, Series 2009-A, 5.75% 2033	5,000	5,920
General Fund Annual Appropriation Rev. Ref. Bonds, Series 2009-A, 6.00% 2036	52,960	63,401
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (SSM Health Care), Series 2010-A, 5.25% 2034	2,000	2,195
Health and Educational Facs. Auth., Rev. Bonds (Agnesian HealthCare, Inc.), Series 2013-B, 5.00% 2036	4,500	4,947
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2010-E, 5.00% 2033	11,000	12,152
Health and Educational Facs. Auth., Rev. Bonds (Wheaton Franciscan Healthcare System),
Series 2006-A, 5.25% 2022	11,855	13,169
Health and Educational Facs. Auth., Rev. Ref. Bonds (Aurora Health Care, Inc.), Series 2012-A, 5.00% 2026	11,000	12,284
Health and Educational Facs. Auth., Rev. Ref. Bonds (Aurora Health Care, Inc.), Series 2012-A, 5.00% 2028	1,000	1,097
Health and Educational Facs. Auth., Rev. Ref. Bonds (Children’s Hospital of Wisconsin, Inc.),
Series 1998, AMBAC insured, 5.625% 2015	1,130	1,224
Health and Educational Facs. Auth., Rev. Ref. Bonds (Children’s Hospital of Wisconsin, Inc.),
Series 2008-A, 5.25% 2022	3,645	4,188
Health and Educational Facs. Auth., Rev. Ref. Bonds (Children’s Hospital of Wisconsin, Inc.),
Series 2008-A, 5.25% 2023	3,990	4,584
Health and Educational Facs. Auth., Rev. Ref. Bonds (Children’s Hospital of Wisconsin, Inc.),
Series 2008-A, 5.25% 2024	3,360	3,855
Health and Educational Facs. Auth., Rev. Ref. Bonds (Gundersen Lutheran), Series 2011-A, 5.25% 2039	9,000	9,864
Health and Educational Facs. Auth., Rev. Ref. Bonds (Milwaukee Catholic Home, Inc.),
Series 2006, 5.00% 2026	2,250	2,315
Milwaukee County, Airport Rev. Bonds, Series 2010-A, 5.00% 2034	2,000	2,147
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2012, 5.50% 2032	1,000	1,030
City of Superior, Limited Obligation Rev. Ref. Bonds (Midwest Energy Resources Co. Project),
Series 1991-E, FGIC-National insured, 6.90% 2021	6,000	7,821
University of Wisconsin Hospitals and Clinics Auth., Rev. Bonds, Series 2013-A, 5.00% 2038	3,000	3,292
WPPI Energy, Power Supply System Rev. Ref. Bonds, Series 2013-A, 5.00% 2037	3,650	3,984
		170,767
Multi-State 0.08%

Public Housing Capital Fund Rev. Trust II, Trust Certificates, 4.50% 2022[2]	3,732	3,934
Public Housing Capital Fund Rev. Trust II, Trust Certificates, 5.00% 2022[2]	3,702	3,837
		7,771
Total bonds & notes (cost: $8,596,948,000)		9,282,042
	Principal amount	Value
Short-term securities 8.84%	(000)	(000)

State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (Exxon Pipeline Co. Project),
Series 1993-C, 0.06% 2033[1]	$ 5,750	$ 5,750
State of California, Econ. Recovery Bonds, Series 2004-C-4, JPMorgan Chase LOC, 0.05% 2023[1]	3,385	3,385
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2008-A-1, 0.10% 2037[1]	3,605	3,605
California Health Facs. Fncg. Auth., Health Fac. Rev. Bonds (Catholic Healthcare West),
Series 2005-H, Bank of America LOC, 0.11% 2035[1]	5,450	5,450
State of California, Various Purpose G.O. Bonds, JPMorgan Chase LOC, 0.04% 2033[1]	6,000	6,000
Sacramento County, California, Sanitation Districts Fncg. Auth., Subordinate Lien Rev. Ref. Bonds
(Sacramento Regional County Sanitation Dist.), Series 2008-A, JPMorgan Chase LOC, 0.05% 2036[1]	2,365	2,365
California Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 1996-C, JPMorgan Chase LOC, 0.06% 2026[1]	7,500	7,500
California Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 1996-E, JPMorgan Chase LOC, 0.05% 2026[1]	8,600	8,600
California Pollution Control Fncg. Auth., Pollution Control Rev. Ref. Bonds (Pacific Gas and Electric Co.),
Series 1996-F, JPMorgan Chase LOC, 0.05% 2026[1]	12,300	12,300
Colorado Educational and Cultural Facs. Auth., Demand Rev. Bonds
(National Jewish Federation Bond Program), Series C-4, U.S. Bank LOC, 0.08% 2037[1]	1,000	1,000
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2012-A, 2.00% 6/27/2013	19,200	19,226
State of Colorado, General Fund Tax and Rev. Anticipation Notes, Series 2012-A, 2.50% 6/27/2013	12,800	12,822
Dist. of Columbia, Demand Rev. Ref. Bonds (American University Issue),
Series 2008, JPMorgan Chase LOC, 0.08% 2038[1]	14,300	14,300
Sarasota County, Florida, Public Hospital Dist., Hospital Rev. Ref. Bonds (Sarasota Memorial Hospital Project),
Series 2009-B, JPMorgan Chase LOC, 0.07% 2037[1]	12,950	12,950
State of Idaho, Tax Anticipation Notes, Series 2012, 2.00% 6/28/2013	22,000	22,032
City of Chicago, Illinois, G.O. Ref. Bonds, Series 2007-E, Barclays Bank PLC LOC, 0.07% 2042[1]	2,300	2,300
City of Chicago, Illinois, G.O. Ref. Bonds, Series 2007-F, JPMorgan Chase LOC, 0.07% 2042[1]	9,740	9,740
Illinois Fin. Auth., Demand Rev. Ref. Bonds (Elmhurst Memorial Healthcare),
Series 2008-B, JPMorgan Chase LOC, 0.07% 2048[1]	15,125	15,125
Illinois Fin. Auth., Demand Rev. Bonds (The University of Chicago Medical Center),
Series 2010-B, Wells Fargo LOC, 0.06% 2044[1]	11,250	11,250
Illinois Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center),
Series 2009-E-1, JPMorgan Chase LOC, 0.08% 2043[1]	5,650	5,650
Illinois Fin. Auth., Rev. Bonds (Resurrection Health Care), Series 2005-B, JPMorgan Chase LOC, 0.08% 2035[1]	21,030	21,030
Board of Education of the City of Chicago, Illinois, Unlimited Tax G.O. Ref. Bonds,
Series 2009-B, JPMorgan Chase LOC, 0.08% 2031[1]	12,950	12,950
Iowa Fin. Auth., Demand Private College Rev. Ref. Bonds (Drake University Project),
Series 2008, Wells Fargo Bank LOC, 0.11% 2031[1]	935	935
Iowa Fin. Auth., Health Facs. Rev. Bonds (Iowa Health System),
Series 2009-A, JPMorgan Chase LOC, 0.07% 2035[1]	11,185	11,185
City of Wichita, Kansas, Hospital Facs. Rev. Bonds (Via Christi Health, Inc.),
Series 2011-IV-C, JPMorgan Chase LOC, 0.07% 2039[1]	6,800	6,800
City of Wichita, Kansas, Hospital Facs. Rev. Ref. Bonds (Via Christi Health System, Inc.),
Series 2009-III-B, JPMorgan Chase LOC, 0.07% 2039[1]	2,500	2,500
County of Breckinridge, Kentucky, Assn. of Counties Leasing Trust, Lease Program Rev. Bonds,
Series 2002-A, U.S. Bank LOC, 0.07% 2032[1]	1,260	1,260
County of Christian, Kentucky, Assn. of Counties Leasing Trust, Lease Program Rev. Bonds,
Series 2008-A, U.S. Bank LOC, 0.07% 2038[1]	845	845
Kentucky Econ. Dev. Fin. Auth., Demand Hospital Rev. Ref. Bonds
(Baptist Healthcare System Obligated Group), Series 2009-B-1, JPMorgan Chase LOC, 0.08% 2038[1]	16,255	16,255
Kentucky Econ. Dev. Fin. Auth., Demand Hospital Rev. Ref. Bonds
(Baptist Healthcare System Obligated Group), Series 2009-B-2, JPMorgan Chase LOC, 0.06% 2038[1]	14,700	14,700
County of Trimble, Kentucky, Assn. of Counties Leasing Trust, Lease Program Rev. Bonds,
Series 2008-A, U.S. Bank LOC, 0.07% 2038[1]	8,250	8,250
Louisiana Public Facs. Auth., Rev. Bonds (Dynamic Fuels, LLC Project),
Series 2008, JPMorgan Chase LOC, 0.08% 2033[1]	12,085	12,085
	Principal amount	Value
Short-term securities	(000)	(000)

Maryland Health and Higher Educational Facs. Auth., Rev. Bonds (Stevenson University Issue),
Series 2008, Bank of America LOC, 0.13% 2035[1]	$ 5,300	$ 5,300
Montgomery County, Maryland, Consolidated Public Improvement Bond Anticipation Notes,
Series 2006-A, 0.05% 2026[1]	3,250	3,250
Massachusetts Dev. Fin. Agcy., Demand Rev. Ref. Bonds, Boston University Issue,
Series U-6C, JPMorgan Chase LOC, 0.06% 2042[1]	10,200	10,200
Massachusetts Health and Educational Facs. Auth., Rev. Bonds (Massachusetts Institute of Technology Issue),
Series J-2, 0.10% 2031[1]	15,070	15,070
Massachusetts Health and Educational Facs. Auth., Demand Rev. Bonds (Stonehill College Issue),
Series 2008-K, 0.06% 2037[1]	11,800	11,800
City of Minneapolis and Housing and Redev. Auth. of the City of Saint Paul, Minnesota, Health Care System
Demand Rev. Ref. Bonds (Allina Health System), Series 2009-B-2, JPMorgan Chase LOC, 0.07% 2035[1]	7,900	7,900
City of Rochester, Minnesota, Health Care Facs. Rev. Bonds (Mayo Foundation), Series 2002-B, 0.11% 2032[1]	10,000	10,000
Jackson County, Mississippi, Pollution Control Rev. Ref. Bonds (Chevron U.S.A. Inc. Project),
Series 1992, 0.07% 2016[1]	8,255	8,255
Jackson County, Mississippi, Port Fac. Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 1993, 0.06% 2023[1]	29,300	29,300
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project),
Series 2007-A, 0.07% 2030[1]	13,160	13,160
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project),
Series 2007-B, 0.06% 2030[1]	2,600	2,600
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project),
Series 2009-A, 0.06% 2030[1]	12,000	12,000
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project),
Series 2009-E, 0.07% 2030[1]	5,005	5,005
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project),
Series 2010-I, 0.07% 2035[1]	6,100	6,100
Mississippi Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project),
Series 2010-K, 0.06% 2035[1]	1,900	1,900
Mississippi Business Fin. Corporation, Gulf Opportunity Zone Industrial Dev. Rev. Bonds
(Chevron U.S.A. Inc. Project), 0.07% 2030[1]	8,880	8,880
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Bonds
(The Washington University), Series 2004-B, 0.07% 2034[1]	3,325	3,325
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Bonds
(Washington University), Series 1996-A, 0.08% 2030[1]	6,000	6,000
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Bonds
(Washington University), Series 1996-C, 0.06% 2030[1]	4,000	4,000
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Bonds
(Washington University), Series 2004-A, 0.06% 2034[1]	3,860	3,860
Health and Educational Facs. Auth. of the State of Missouri, Demand Educational Facs. Rev. Ref. Bonds
(Saint Louis University), Series 2008-A-1, 0.06% 2035[1]	7,965	7,965
Montana Fac. Fin. Auth., Demand Rev. Bonds (Sisters of Charity of Leavenworth Health System),
Series 2003, 0.08% 2025[1]	1,975	1,975
Nebraska Educational Fin. Auth., Rev. Ref. Bonds (Creighton University Projects),
Series 2008, JPMorgan Chase LOC, 0.07% 2035[1]	13,050	13,050
New Hampshire Health and Education Facs. Auth., Rev. Ref. Bonds (Dartmouth College Issue),
Series 2007-A, 0.06% 2031[1]	14,400	14,400
New Hampshire Health and Education Facs. Auth., Rev. Ref. Bonds (Dartmouth College Issue),
Series 2007-B, 0.09% 2041[1]	14,975	14,975
New Jersey Transportation Trust Fund Auth., Transportation System Bonds, Series 2009-C, 0.10% 2032[1]	6,250	6,250
New Jersey Health Care Facs. Fin. Auth., Rev. Bonds (Virtua Health Issue),
Series 2009-B, JPMorgan Chase LOC, 0.06% 2043[1]	7,800	7,800
South Jersey Transportation Auth., New Jersey, Transportation System Rev. Bonds,
Series 2009-A-4, 0.10% 2039[1]	10,000	10,000
New York State Housing Fin. Agcy., 2180 Broadway Housing Rev. Bonds,
Series 2011-A, Wells Fargo Bank LOC, 0.11% 2044[1]	10,000	10,000
	Principal amount	Value
Short-term securities	(000)	(000)

Dormitory Auth. of the State of New York, Rev. Bonds (St. John’s University),
Series 2008-B-1, Bank of America LOC, 0.12% 2034[1]	$ 9,870	$ 9,870
City of New York, New York, G.O. Bonds, Fiscal 1994 Series A, Subseries A-10, 0.10% 2017[1]	2,400	2,400
City of New York, New York, G.O. Bonds, Fiscal 1994 Series E-2, 0.07% 2020[1]	3,700	3,700
New York City, New York, Transitional Fin. Auth., New York City Recovery Bonds,
Fiscal Series 2003-1, Subseries 1-C, 0.07% 2022[1]	6,125	6,125
New York City, New York, Municipal Water Fin. Auth., Water and Sewer System Rev. Ref. Bonds,
Fiscal 2003 Series A, Subseries F-1-A, 0.10% 2035[1]	10,000	10,000
Charlotte-Mecklenburg Hospital Auth. (North Carolina), Carolinas HealthCare System,
Health Care Rev. Ref. Bonds, Series 2007-B, Wells Fargo Bank LOC, 0.06% 2045[1]	1,100	1,100
North Carolina Medical Care Commission, Health Care Facs. Rev. Ref. Bonds
(University Health Systems of Eastern Carolina), Series 2008-A2, Bank of America LOC, 0.13% 2028[1]	600	600
State of Ohio, Higher Educational Fac. Rev. Ref. Bonds (Case Western Reserve University Project),
Series 2008-B-1, 0.08% 2044[1]	3,200	3,200
State of Oregon, Full Faith and Credit Tax Anticipation Notes, Series 2012-A, 2.00% 6/28/2013	40,000	40,057
City of North Charleston, South Carolina, North Charleston Public Facs. Corp. Ref. Certs. of Part.
(Convention Center Complex Projects), Series 2005, Bank of America LOC, 0.14% 2019[1]	4,110	4,110
State of South Carolina, Educational Facs. Auth. for Private Nonprofit Institutions of Higher Learning, Rev. Ref.
Improvement Bonds (Anderson College Project), Series 2004-A, Bank of America LOC, 0.14% 2025[1]	1,400	1,400
Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund),
Series 2003, Bank of America LOC, 0.17% 2033[1]	875	875
Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund),
Series 2004, Bank of America LOC, 0.17% 2034[1]	2,220	2,220
Public Building Auth. of the City of Clarksville, Pooled Fncg. Rev. Bonds (Tennessee Municipal Bond Fund),
Series 2008, Bank of America LOC, 0.17% 2038[1]	830	830
Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool),
Series 2002, Bank of America LOC, 0.17% 2032[1]	4,165	4,165
Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool),
Series 2004, Bank of America LOC, 0.17% 2034[1]	1,195	1,195
Tarrant County, Texas, Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds
(Methodist Hospitals of Dallas Project), Series 2008-A, JPMorgan Chase LOC, 0.08% 2041[1]	20,895	20,895
Harris County Cultural Education Facs. Fin. Corp., Special Facs. Rev. Ref. Bonds (Texas Medical Center),
Series 2008, Subseries 2008-B-2, JPMorgan Chase LOC, 0.07% 2031[1]	2,700	2,700
Harris County Cultural Education Facs. Fin. Corp., Special Facs. Rev. Ref. Bonds (Texas Medical Center),
Series 2008-A, JPMorgan Chase LOC, 0.07% 2031[1]	2,900	2,900
Harris County Cultural Education Facs. Fin. Corp., Special Facs. Rev. Ref. Bonds (Texas Medical Center),
Series 2008-B-1, JPMorgan Chase LOC, 0.07% 2031[1]	4,350	4,350
City of Houston, Texas, Tax and Rev. Anticipation Notes, Series 2012, 2.00% 6/28/2013	10,000	10,014
Tarrant County, Texas, Cultural Education Facs. Fin. Corp., Hospital Rev. Bonds
(Hendrick Medical Center Project), Series 2009-C, JPMorgan Chase LOC, 0.07% 2025[1]	12,775	12,775
State of Texas, Tax and Rev. Anticipation Notes, Series 2012, 2.50% 8/30/2013	175,000	176,031
State of Texas, Dallas Performing Arts Cultural Facs. Corp., Cultural Fac. Rev. Ref. Bonds
(Dallas Center for the Performing Arts Foundation, Inc. Project),
Series 2008-B, JPMorgan Chase LOC, 0.07% 2041[1]	12,115	12,115
Econ. Dev. Auth. of Albemarle County, Virginia, Hospital Rev. Bonds (Martha Jefferson Hospital),
Series 2008-C, Wells Fargo Bank LOC, 0.06% 2048[1]	9,740	9,740
Econ. Dev. Auth. of Albemarle County, Virginia, Hospital Rev. Bonds (Martha Jefferson Hospital),
Series 2008-D, Wells Fargo Bank LOC, 0.06% 2048[1]	5,000	5,000
Industrial Dev. Auth. of Montgomery County, Virginia, Rev. Ref. Bonds (Virginia Tech Foundation),
Series 2005-A, Bank of America LOC, 0.11% 2035[1]	685	685
Virginia College Building Auth., Educational Facs. Rev. Bonds (University of Richmond Project),
Series 2006, 0.08% 2036[1]	10,450	10,450
Virginia College Building Auth., Educational Facs. Rev. Bonds
(21st Century College and Equipment Programs), Series 2006-B, 0.08% 2026[1]	2,385	2,385
	Principal amount	Value
Short-term securities	(000)	(000)

Industrial Dev. Auth. of Fairfax County, Virginia, Health Care Rev. Bonds (Inova Health System Project),
Series 2005-C-1, 0.07% 2026[1]	$3,250	$ 3,250
Wisconsin Health and Educational Facs. Auth., Demand Rev. Bonds (Meriter Hospital, Inc. Project),
Series 2002, JPMorgan Chase LOC, 0.14% 2032[1]	2,835	2,835
Total short-term securities (cost: $912,387,000)		912,437
Total investment securities (cost: $9,509,335,000)		10,194,479
Other assets less liabilities		123,434
Net assets		$10,317,913

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $67,152,000 which represented .65% of the net assets of the fund.
[3]	Scheduled interest and/or principal payment was not received.
[4]	Step bond; coupon rate will increase at a later date.
[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[6]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired on 9/7/2012 at a cost of $2,854,000) may be subject to legal or contractual restrictions on resale.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuation may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At May 31, 2013, all of the fund’s investment securities were classified as Level 2.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 735,644
Gross unrealized depreciation on investment securities	(44,674)
Net unrealized appreciation on investment securities	690,970
Cost of investment securities for federal income tax purposes	9,503,509

Key to abbreviations

Agcy. = Agency Fin. = Finance

Auth. = Authority Fncg. = Financing

Certs. of Part. = Certificates of Participation G.O. = General Obligation

Dept. = Department LOC = Letter of Credit

Dev. = Development Preref. = Prerefunded

Dist. = District Redev. = Redevelopment

Econ. = Economic Ref. = Refunding

Fac. = Facility Rev. = Revenue

Facs. = Facilities TECP = Tax-Exempt Commercial Paper

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-019-0713O-S37638

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE TAX-EXEMPT BOND FUND OF AMERICA

By /s/ Neil L. Langberg
Neil L. Langberg, President and Principal Executive Officer

Date: July 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Neil L. Langberg
Neil L. Langberg, President and Principal Executive Officer

Date: July 29, 2013

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: July 29, 2013